As filed with the SEC on September 29, 2005.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4556

TRANSAMERICA IDEX MUTUAL FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

John K. Carter, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	May 1, 2005 – July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The unaudited Schedules of Investments of Registrant as of July 31, 2005 are attached.

TA IDEX American Century International

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.8%)
Switzerland (0.8%)
Compagnie Financiere Richemont AG-Class A	20,300	$718
Total Convertible Preferred Stocks (cost: $533)		718

COMMON STOCKS (97.9%)
Australia (5.5%)
Amcor, Ltd.	185,170	987
BHP Billiton, Ltd.	99,704	1,468
Commonwealth Bank of Australia	14,910	443
Macquarie Infrastructure Group	320,350	972
National Australia Bank, Ltd.	26,390	627
QBE Insurance Group, Ltd.	65,960	849
Austria (1.2%)
Erste Bank der Oesterreichischen Sparkassen AG	23,492	1,199
Belgium (1.2%)
KBC Groupe	14,810	1,183
Canada (1.7%)
Shoppers Drug Mart Corp.	24,160	808
Thomson Corp. (The)	23,480	820
Denmark (0.7%)
Novo Nordisk A/S-Class B	13,310	689
Finland (0.3%)
Nokia OYJ	16,800	269
France (15.9%)
Accor SA	20,650	1,054
AXA	55,868	1,530
Cie Generale D’Optique Essilor International SA	11,440	833
France Telecom SA	40,560	1,255
Gaz De France (a)	3,771	124
Groupe Danone	3,500	347
Lafarge SA	9,590	910
Pernod-Ricard	3,020	507
PPR	10,010	1,013
Sanofi-Aventis	8,240	714
Schneider Electric SA	8,930	704
Societe Generale-Class A	12,817	1,405
Total SA	11,020	2,772
Veolia Environnement	2,580	100
Vinci SA	13,726	1,114
Vivendi Universal SA	31,780	1,014

Germany (5.8%)
Adidas-Salomon AG	2,830	$514
BASF AG	12,110	862
Continental AG	12,760	992
Deutsche Telekom AG	49,780	990
E.ON AG	8,740	811
Fresenius Medical Care AG	10,708	937
Metro AG	9,950	501
Greece (3.0%)
Hellenic Telecommunications Organization SA (a)	30,030	612
National Bank of Greece SA	37,980	1,395
OPAP SA	27,454	897
Ireland (3.4%)
Anglo Irish Bank Corp. PLC	92,940	1,263
Bank of Ireland	63,220	1,051
Ryanair Holdings PLC, ADR (a) (b)	20,010	937
Italy (2.7%)
Banco Popolare di Verona e Novara Scrl	56,340	1,010
ENI-Ente Nazionale Idrocarburi SpA	33,860	963
Saipem SpA	39,180	586
Japan (15.7%)
Ajinomoto Co., Inc.	60,000	638
Astellas Pharma, Inc.	32,300	1,055
Bank of Yokohama, Ltd. (The)	74,000	421
Daikin Industries, Ltd.	34,400	840
East Japan Railway Co.	180	887
Eisai Co., Ltd.	22,000	752
Fuji Photo Film Co., Ltd.	23,700	738
Honda Motor Co., Ltd.	19,300	996
Hoya Corp.	3,964	490
KDDI Corp.	120	581
Komatsu, Ltd.	38,000	360
Matsushita Electric Industrial Co., Ltd.	68,000	1,112
Mitsubishi Tokyo Financial Group, Inc.	30	253
Murata Manufacturing Co., Ltd.	11,600	563
Omron Corp.	21,200	454
ORIX Corp.	6,300	935
Osaka Gas Co., Ltd.	264,000	837
Shin-Etsu Chemical Co., Ltd.	12,800	487
Taisei Corp.	192,000	639
Takefuji Corp.	9,600	624
Toray Industries, Inc.	95,000	446
Toyota Motor Corp.	2,400	91
Yamada Denki Co., Ltd.	16,600	941
Mexico (0.6%)
America Movil SA de CV-Class L, ADR	26,931	600
Netherlands (3.3%)
ASML Holding NV (a)	41,510	728
ING Groep NV (b)	44,584	1,353
Royal Numico NV (a) (b)	25,510	1,079
Norway (1.8%)
DnB Nor ASA (b)	96,320	1,011
Telenor ASA	85,580	740

South Korea (0.2%)
Samsung Electronics Co., Ltd.	350	$193
Spain (4.2%)
Banco Popular Espanol SA	86,930	1,040
Cintra Concesiones de Infraestructuras de Transporte SA (a)	47,091	568
Grupo Ferrovial SA	14,599	1,059
Telefonica SA	83,223	1,405
Switzerland (6.4%)
Nestle SA	6,390	1,759
Novartis AG	35,730	1,744
Roche Holding AG-Genusschein	9,417	1,285
UBS AG	16,506	1,361
United Kingdom (24.3%)
AstraZeneca PLC	36,910	1,663
BAA PLC	87,750	933
BG Group PLC	88,950	738
BP PLC	243,521	2,700
British American Tobacco PLC	9,850	197
Diageo PLC	92,710	1,283
GlaxoSmithKline PLC	108,240	2,556
HSBC Holdings PLC	6,510	106
Legal & General Group PLC	418,630	844
Man Group PLC	23,570	675
National Grid Transco PLC	98,210	906
Next PLC	42,580	1,180
Reckitt Benckiser PLC	49,843	1,501
Reed Elsevier PLC	106,000	982
Royal Bank of Scotland Group PLC	57,318	1,710
Smith & Nephew PLC	99,905	952
Tesco PLC	226,150	1,296
Unilever PLC	130,470	1,265
Vodafone Group PLC	540,050	1,393
Wolseley PLC	30,830	644
Total Common Stocks (cost: $86,184)		94,620

	Principal	Value
SECURITY LENDING COLLATERAL (4.0%)
Debt (3.6%)
Bank Notes (0.2%)
Bank of America
3.27%, due 10/18/2005 (c)	$82	$82
3.31%, due 06/07/2006 (c)	102	102
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	20	20
3.40%, due 03/10/2006 (c)	20	20
Certificates of Deposit (0.2%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	82	82
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	65	65

Commercial Paper (0.5%)
Compass Securitization - 144A
3.48%, due 08/31/2005	$85	$85
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	61	61
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	61	61
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	54	54
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	41	41
3.43%, due 08/26/2005	44	44
Ranger Funding - 144A
3.38%, due 08/22/2005	69	69
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	16	16
Euro Dollar Overnight (0.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	41	41
BNP Paribas
3.26%, due 08/01/2005	82	82
3.25%, due 08/02/2005	41	41
3.27%, due 08/04/2005	41	41
Calyon
3.25%, due 08/02/2005	57	57
Fortis Bank
3.25%, due 08/04/2005	59	59
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	57	57
National Australia Bank
3.25%, due 08/01/2005	163	163
Royal Bank of Canada
3.25%, due 08/03/2005	81	81
Royal Bank of Scotland
3.25%, due 08/04/2005	41	41
Wells Fargo
3.27%, due 08/01/2005	24	24
3.26%, due 08/03/2005	102	102
Euro Dollar Terms (1.2%)
Bank of Montreal
3.27%, due 08/09/2005	53	53
Bank of Nova Scotia
3.30%, due 08/10/2005	41	41
3.43%, due 08/30/2005	115	115
Barclays
3.42%, due 08/25/2005	73	73
3.42%, due 09/12/2005	41	41
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	81	81
First Tennessee National Corp.
3.22%, due 08/09/2005	22	22
Fortis Bank
3.46%, due 09/15/2005	81	81

HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	$20	$20
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	46	46
Rabobank Nederland
3.25%, due 08/08/2005	81	81
Regions Bank
3.29%, due 08/10/2005	56	56
Royal Bank of Canada
3.42%, due 09/12/2005	81	81
Royal Bank of Scotland
3.24%, due 08/08/2005	81	81
3.25%, due 08/09/2005	61	61
Societe Generale
3.24%, due 08/09/2005	84	84
UBS AG
3.37%, due 08/22/2005	102	102
Wells Fargo
3.45%, due 09/16/2005	81	81
Promissory Notes (0.2%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	143	143
3.39%, due 12/28/2005	86	86
Repurchase Agreements (0.5%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $216 on 08/01/2005	216	216
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $22 on 08/01/2005	22	22
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $207 on 08/01/2005	207	207
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $53 on 08/01/2005	53	53

	Shares	Value
Investment Companies (0.4%)
Money Market Funds (0.4%)
American Beacon Funds 1-day yield of 3.24%	101,846	$102
BGI Institutional Money Market Fund 1-day yield of 3.31%	197,030	197
Merrimac Cash Fund, Premium Class 1-day yield of 3.13% (e)	80,993	81
Total Security Lending Collateral (cost: $3,898)		3,898
Total Investment Securities (cost: $90,615)		$99,236

SUMMARY:
Investments, at value	102.7%	$99,236
Liabilities in excess of other assets	(2.7)%	(2,596)
Net assets	100.0%	$96,640

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	16.0%	$15,478
Pharmaceuticals	10.8%	10,459
Telecommunications	7.8%	7,575
Petroleum Refining	5.7%	5,471
Food & Kindred Products	4.0%	3,823
Life Insurance	3.0%	2,883
Chemicals & Allied Products	3.0%	2,850
Oil & Gas Extraction	2.4%	2,287
Construction	2.2%	2,173
Instruments & Related Products	2.1%	2,062
Industrial Machinery & Equipment	2.0%	1,903
Medical Instruments & Supplies	2.0%	1,889
Beer, Wine & Distilled Beverages	1.9%	1,790
Electronic Components & Accessories	1.8%	1,745
Electric Services	1.8%	1,718
Insurance	1.8%	1,693
Engineering & Management Services	1.6%	1,572
Department Stores	1.6%	1,514
Rubber & Misc. Plastic Products	1.6%	1,506
Metal Mining	1.5%	1,468

Communications Equipment	1.4%	$1,381
Food Stores	1.3%	1,296
Wholesale Trade Nondurable Goods	1.3%	1,265
Shoe Stores	1.2%	1,180
Radio & Television Broadcasting	1.2%	1,114
Automotive	1.1%	1,087
Hotels & Other Lodging Places	1.1%	1,054
Metal Cans & Shipping Containers	1.0%	987
Printing & Publishing	1.0%	982
Security & Commodity Brokers	1.0%	972
Gas Production & Distribution	1.0%	961
Radio, Television & Computer Stores	1.0%	941
Air Transportation	1.0%	937
Business Credit Institutions	1.0%	935
Stone, Clay & Glass Products	0.9%	910
Amusement & Recreation Services	0.9%	897
Railroads	0.9%	887
Computer & Data Processing Services	0.8%	820
Drug Stores & Proprietary Stores	0.8%	808
Retail Trade	0.7%	718
Holding & Other Investment Offices	0.7%	675
Wholesale Trade Durable Goods	0.7%	644
Personal Credit Institutions	0.6%	624
Public Administration	0.6%	568
Textile Mill Products	0.5%	446
Tobacco Products	0.2%	197
Electronic & Other Electric Equipment	0.2%	193
Investments, at value	98.7%	95,338
Short-Term Investments	4.0%	3,898
Liabilities in excess of other assets	(2.7)%	(2,596)
Net Assets	100.0%	$96,640

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                        No dividends were paid during the preceding twelve months.

(b)                       At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $3,717.

(c)                        Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                       Cash collateral for the Repurchase Agreements, valued at $509, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                        Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR                                        American Depositary Receipt

144A                                       144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $431 or 0.4% of the net assets of the Fund.

TA IDEX American Century Large Company Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Aerospace (0.6%)
Northrop Grumman Corp.	45,700	$2,534
Apparel & Accessory Stores (0.6%)
Gap (The), Inc.	132,600	2,799
Apparel Products (1.3%)
Liz Claiborne, Inc.	66,200	2,755
V.F. Corp.	51,400	3,035
Automotive (1.9%)
General Motors Corp. (a)	69,200	2,548
Lear Corp. (a)	59,400	2,540
Toyota Motor Corp.-ADR (a)	44,900	3,406
Beverages (2.3%)
Coca-Cola Co. (The)	95,100	4,162
Molson Coors Brewing Co.-Class B	41,500	2,602
Pepsi Bottling Group, Inc.	112,600	3,283
Business Credit Institutions (3.3%)
Freddie Mac	227,700	14,409
Chemicals & Allied Products (1.2%)
PPG Industries, Inc.	78,900	5,131
Commercial Banks (17.2%)
Bank of America Corp.	325,300	14,183
Bank of New York Co., Inc. (The)	120,800	3,718
Citigroup, Inc.	448,500	19,510
JP Morgan Chase & Co.	276,500	9,716
National City Corp. (a)	65,500	2,418
PNC Financial Services Group, Inc.	77,600	4,254
US Bancorp (a)	199,700	6,003
Wachovia Corp.	131,300	6,615
Wells Fargo & Co.	150,900	9,256
Communication (0.3%)
Viacom, Inc.-Class B	39,500	1,323
Communications Equipment (0.3%)
Avaya, Inc. (b)	132,800	1,372
Computer & Data Processing Services (3.2%)
Computer Sciences Corp. (b)	77,400	3,543
Fiserv, Inc. (a) (b)	71,300	3,164
Microsoft Corp.	283,200	7,253
Computer & Office Equipment (3.2%)
Hewlett-Packard Co.	324,800	7,997
International Business Machines Corp.	72,400	6,042
Drug Stores & Proprietary Stores (0.3%)
CVS Corp.	35,600	1,105
Electric Services (1.3%)
PPL Corp.	91,000	5,604
Electric, Gas & Sanitary Services (2.3%)
Exelon Corp.	134,000	7,172
NiSource, Inc.	125,500	3,048
Electronic & Other Electric Equipment (1.5%)
General Electric Co.	150,000	5,175
Whirlpool Corp. (a)	18,800	1,504

Electronic Components & Accessories (1.9%)
Intel Corp.	130,700	$3,547
Tyco International, Ltd.	159,600	4,863
Environmental Services (0.7%)
Waste Management, Inc.	108,300	3,045
Fabricated Metal Products (0.8%)
Parker Hannifin Corp.	49,800	3,273
Finance (1.2%)
SPDR Trust Series 1 (a)	42,500	5,260
Food & Kindred Products (3.8%)
Altria Group, Inc.	97,600	6,535
HJ Heinz Co.	98,200	3,612
Sara Lee Corp.	128,900	2,569
Unilever NV-NY Shares	59,900	4,008
Food Stores (1.0%)
Kroger Co. (a) (b)	231,300	4,591
Health Services (0.5%)
HCA, Inc.	44,400	2,187
Industrial Machinery & Equipment (2.3%)
Deere & Co.	43,200	3,176
Dover Corp.	80,500	3,321
Ingersoll-Rand Co.-Class A	48,100	3,760
Instruments & Related Products (0.7%)
Xerox Corp. (b)	235,300	3,108
Insurance (4.5%)
Allstate Corp. (The)	104,900	6,426
American International Group, Inc.	95,700	5,761
Loews Corp.	55,800	4,666
MGIC Investment Corp. (a)	39,600	2,716
Insurance Agents, Brokers & Service (1.8%)
Hartford Financial Services Group, Inc. (The)	73,200	5,898
Marsh & McLennan Cos., Inc.	71,800	2,080
Life Insurance (0.7%)
Torchmark Corp. (a)	60,700	3,173
Lumber & Wood Products (1.4%)
Weyerhaeuser Co.	89,800	6,194
Medical Instruments & Supplies (0.8%)
Baxter International, Inc.	86,400	3,393
Motion Pictures (1.6%)
Time Warner, Inc. (b)	410,200	6,982
Petroleum Refining (11.0%)
Chevron Corp.	149,200	8,655
ConocoPhillips	141,000	8,825
Exxon Mobil Corp.	321,900	18,912
Royal Dutch Shell PLC- Class A, ADR (b)	192,100	11,772
Pharmaceuticals (4.5%)
Abbott Laboratories	112,400	5,241
Bristol-Myers Squibb Co. (a)	121,100	3,025
Johnson & Johnson	83,800	5,360
Merck & Co., Inc.	61,500	1,910
Wyeth	96,900	4,433
Primary Metal Industries (1.1%)
Alcoa, Inc.	115,000	3,226
Nucor Corp.	25,500	1,414
Printing & Publishing (1.9%)
Gannett Co., Inc.	72,200	5,268
RR Donnelley & Sons Co.	87,700	3,162

Railroads (0.6%)
Norfolk Southern Corp.	69,600	$2,590
Restaurants (1.4%)
McDonald’s Corp.	200,600	6,253
Rubber & Misc. Plastic Products (1.3%)
Newell Rubbermaid, Inc. (a)	133,100	3,310
Reebok International, Ltd.	56,200	2,377
Savings Institutions (1.4%)
Washington Mutual, Inc.	146,700	6,232
Security & Commodity Brokers (2.9%)
Merrill Lynch & Co., Inc.	109,100	6,413
Morgan Stanley	122,600	6,504
Telecommunications (4.4%)
AT&T Corp.	55,200	1,093
BellSouth Corp.	178,700	4,932
SBC Communications, Inc.	237,300	5,802
Sprint Corp. (FON Group) (a)	150,100	4,038
Verizon Communications, Inc.	104,300	3,570
Variety Stores (1.2%)
Dollar General Corp.	122,700	2,493
Wal-Mart Stores, Inc.	52,100	2,571
Total Common Stocks (cost: $402,432)		422,704

	Principal	Value
SECURITY LENDING COLLATERAL (9.0%)
Debt (8.1%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$827	$827
3.31%, due 06/07/2006 (c)	1,034	1,034
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	207	207
3.40%, due 03/10/2006 (c)	207	207
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	827	827
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	658	658
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	863	863
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	621	621
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	621	621
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	552	552
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	414	414
3.43%, due 08/26/2005	449	449
Ranger Funding - 144A
3.38%, due 08/22/2005	697	697
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	160	160
Euro Dollar Overnight (1.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	414	414
BNP Paribas
3.26%, due 08/01/2005	827	827

3.25%, due 08/02/2005	$414	$414
3.27%, due 08/04/2005	414	414
Calyon
3.25%, due 08/02/2005	582	582
Fortis Bank
3.25%, due 08/04/2005	601	601
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	579	579
National Australia Bank
3.25%, due 08/01/2005	1,655	1,655
Royal Bank of Canada
3.25%, due 08/03/2005	827	827
Royal Bank of Scotland
3.25%, due 08/04/2005	414	414
Wells Fargo
3.27%, due 08/01/2005	248	248
3.26%, due 08/03/2005	1,034	1,034
Euro Dollar Terms (2.8%)
Bank of Montreal
3.27%, due 08/09/2005	538	538
Bank of Nova Scotia
3.30%, due 08/10/2005	414	414
3.43%, due 08/30/2005	1,171	1,171
Barclays
3.42%, due 08/25/2005	737	737
3.42%, due 09/12/2005	414	414
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	828	828
First Tennessee National Corp.
3.22%, due 08/09/2005	224	224
Fortis Bank
3.46%, due 09/15/2005	828	828
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	207	207
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	468	468
Rabobank Nederland
3.25%, due 08/08/2005	828	828
Regions Bank
3.29%, due 08/10/2005	566	566
Royal Bank of Canada
3.42%, due 09/12/2005	828	828
Royal Bank of Scotland
3.24%, due 08/08/2005	828	828
3.25%, due 08/09/2005	621	621
Societe Generale
3.24%, due 08/09/2005	849	849
UBS AG
3.37%, due 08/22/2005	1,034	1,034
Wells Fargo
3.45%, due 09/16/2005	828	828
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,448	1,448
3.39%, due 12/28/2005	869	869

Repurchase Agreements (1.2%) (d)
Goldman Sachs Group Inc. (The) 3.35%, Repurchase Agreement dated 07/29/05 to be repurchased at $2,196 on 08/01/2005	$2,195	$2,195
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/05 to be repurchased at $226 on 08/01/2005	226	226
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/05 to be repurchased at $2,106 on 08/01/2005	2,105	2,105
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/05 to be repurchased at $538 on 08/01/2005	538	538

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 3.24%	1,034,429	$1,034
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,001,182	2,001
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	822,630	823
Total Security Lending Collateral (cost: $39,596)		39,596

Total Investment Securities (cost: $442,028)		$462,300

SUMMARY:
Investments, at value	105.2%	$462,300
Liabilities in excess of other assets	(5.2)%	(22,819)
Net assets	100.0%	$439,481

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                        At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $38,533.

(b)                       No dividends were paid during the preceding twelve months.

(c)                        Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                       Cash collateral for the Repurchase Agreements, valued at $5,166, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                        Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $4,377 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (10.9%)
TA IDEX J.P. Morgan Mid Cap Value (a)	1,115,714	$11,559
TA IDEX T. Rowe Price Health Sciences	1,346,777	16,512
TA IDEX T. Rowe Price Small Cap (a)	165,997	2,143
TA IDEX Transamerica Growth Opportunities (a)	815,011	6,064
TA IDEX Transamerica Small/Mid Cap Value	705,816	12,112
Capital Preservation (4.9%)
TA IDEX Transamerica Money Market	21,741,712	21,742
Fixed-Income (53.5%)
TA IDEX PIMCO Real Return TIPS	4,066,656	41,724
TA IDEX PIMCO Total Return	2,646,745	27,420
TA IDEX Short Term Bond	4,257,842	41,855
TA IDEX Transamerica Conservative High-Yield Bond	7,237,972	67,386
TA IDEX Transamerica Convertible Securities	3,023,292	35,493
TA IDEX Transamerica Flexible Income	2,459,681	23,465
Growth Equity (16.0%)
TA IDEX American Century Large Company Value	2,333,609	26,206
TA IDEX Great Companies-TechnologySM (a)	784,220	3,098
TA IDEX Janus Growth (a)	413,507	10,127
TA IDEX Salomon All Cap	751	12
TA IDEX Salomon Investors Value	526,735	7,553
TA IDEX T. Rowe Price Tax-Efficient Growth (a)	396,771	4,253
TA IDEX Transamerica Equity	1,060,185	9,202
TA IDEX UBS Large Cap Value (a)	976,100	10,649
Specialty- Real Estate (2.8%)
TA IDEX Clarion Real Estate Securities	726,667	12,441
World Equity (11.7%)
TA IDEX Evergreen International Small Cap (a)	836,224	9,867
TA IDEX Marsico International Growth (a)	351,690	3,721
TA IDEX Templeton Great Companies Global (a)	1,164,129	28,754
TA IDEX Van Kampen Emerging Markets Debt	949,462	9,827
Total Investment Companies (cost: $409,943)		443,185

Total Investment Securities (cost: $409,943)		$443,185

SUMMARY:
Investments, at value	99.8%	$443,185
Other assets in excess of liabilities	0.2%	708
Net assets	100.0%	$443,893

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) (b)
Aggressive Equity (29.2%)
TA IDEX J.P. Morgan Mid Cap Value (a)	5,008,215	$51,885
TA IDEX T. Rowe Price Health Sciences	3,670,767	45,004
TA IDEX Transamerica Growth Opportunities (a)	7,318,748	54,452
TA IDEX Transamerica Small/Mid Cap Value	6,429,037	110,322
TA IDEX Van Kampen Small Company Growth (a)	1,884,542	22,030
Growth Equity (50.3%)
TA IDEX American Century Large Company Value	7,897,772	88,692
TA IDEX Great Companies-TechnologySM (a)	3,861,605	15,253
TA IDEX Janus Growth (a)	1,695,193	41,515
TA IDEX Jennison Growth (a)	4,037,096	44,004
TA IDEX Mercury Large Cap Value (a)	14,879,852	154,751
TA IDEX Salomon All Cap	2,423,221	39,571
TA IDEX Salomon Investors Value	2,684,846	38,501
TA IDEX Transamerica Equity	7,558,124	65,605
Specialty- Real Estate (1.4%)
TA IDEX Clarion Real Estate Securities	782,909	13,403
World Equity (19.0%)
TA IDEX American Century International	2,694,308	26,458
TA IDEX Evergreen International Small Cap (a)	2,893,629	34,145
TA IDEX Marsico International Growth (a)	3,209,551	33,957
TA IDEX Templeton Great Companies Global (a)	3,067,337	75,763
TA IDEX Van Kampen Emerging Markets Debt	1,390,400	14,391
Total Investment Companies (cost: $850,371)		969,702

Total Investment Securities (cost: $850,371)		$969,702

SUMMARY:
Investments, at value	99.9%	$969,702
Other assets in excess of liabilities	0.1%	1,440
Net assets	100.0%	$971,142

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.8%) (b)
Aggressive Equity (22.5%)
TA IDEX J.P. Morgan Mid Cap Value (a)	8,483,303	$87,887
TA IDEX T. Rowe Price Health Sciences	5,616,983	68,864
TA IDEX Transamerica Growth Opportunities (a)	11,828,619	88,005
TA IDEX Transamerica Small/Mid Cap Value	8,347,309	143,240
TA IDEX Van Kampen Small Company Growth (a)	3,049,241	35,646
Capital Preservation (0.9%)
TA IDEX Transamerica Money Market	16,343,508	16,344
Fixed-Income (19.5%)
TA IDEX PIMCO Real Return TIPS	9,676,123	99,277
TA IDEX PIMCO Total Return	3,671,538	38,037
TA IDEX Transamerica Conservative High-Yield Bond	10,600,977	98,695
TA IDEX Transamerica Convertible Securities	7,313,296	85,858
TA IDEX Transamerica Flexible Income	4,718,930	45,019
Growth Equity (40.0%)
TA IDEX American Century Large Company Value	17,703,932	198,815
TA IDEX Great Companies-TechnologySM (a)	7,505,001	29,645
TA IDEX Janus Growth (a)	3,442,911	84,317
TA IDEX Jennison Growth (a)	22,211	242
TA IDEX Marsico Growth (a)	5,337,402	55,669
TA IDEX Mercury Large Cap Value (a)	17,501,266	182,013
TA IDEX Salomon All Cap	3,160,374	51,609
TA IDEX Salomon Investors Value	5,433,149	77,911
TA IDEX Transamerica Equity	8,502,875	73,805
Specialty- Real Estate (2.6%)
TA IDEX Clarion Real Estate Securities	2,839,998	48,621
World Equity (14.3%)
TA IDEX American Century International	2,111,235	20,732
TA IDEX Evergreen International Small Cap (a)	4,575,396	53,990
TA IDEX Marsico International Growth (a)	4,011,763	42,444
TA IDEX Templeton Great Companies Global (a)	4,232,823	104,551
TA IDEX Van Kampen Emerging Markets Debt	4,665,824	48,291
Total Investment Companies (cost: $1,679,792)		1,879,527

Total Investment Securities (cost: $1,679,792)		$1,879,527

SUMMARY:
Investments, at value	99.8%	$1,879,527
Other assets in excess of liabilities	0.2%	4,121
Net assets	100.0%	$1,883,648

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) (b)
Aggressive Equity (17.2%)
TA IDEX J.P. Morgan Mid Cap Value (a)	2,020,489	$20,932
TA IDEX T. Rowe Price Health Sciences	4,243,678	52,028
TA IDEX T. Rowe Price Small Cap (a)	2,022,102	26,105
TA IDEX Transamerica Growth Opportunities (a)	5,117,300	38,073
TA IDEX Transamerica Small/Mid Cap Value	4,733,562	81,228
Capital Preservation (2.8%)
TA IDEX Transamerica Money Market	35,303,961	35,304
Fixed-Income (40.5%)
TA IDEX PIMCO Real Return TIPS	12,290,581	126,101
TA IDEX PIMCO Total Return	4,850,488	50,251
TA IDEX Short Term Bond	5,986,069	58,843
TA IDEX Transamerica Conservative High-Yield Bond	15,346,127	142,873
TA IDEX Transamerica Convertible Securities	7,543,211	88,557
TA IDEX Transamerica Flexible Income	5,147,028	49,103
Growth Equity (25.5%)
TA IDEX American Century Large Company Value	7,868,156	88,359
TA IDEX Great Companies-TechnologySM (a)	2,994,106	11,827
TA IDEX Janus Growth (a)	985,461	24,134
TA IDEX Marsico Growth (a)	2,655,755	27,700
TA IDEX Salomon All Cap	1,564,788	25,553
TA IDEX Salomon Investors Value	3,515,991	50,419
TA IDEX Transamerica Equity	4,072,598	35,350
TA IDEX UBS Large Cap Value (a)	5,550,341	60,554
Specialty- Real Estate (4.1%)
TA IDEX Clarion Real Estate Securities	3,042,482	52,087
World Equity (9.8%)
TA IDEX American Century International	560,630	5,505
TA IDEX Evergreen International Small Cap (a)	1,637,801	19,326
TA IDEX Marsico International Growth (a)	2,595,945	27,465
TA IDEX Templeton Great Companies Global (a)	2,027,965	50,091
TA IDEX Van Kampen Emerging Markets Debt	2,203,033	22,802
Total Investment Companies (cost: $1,136,470)		1,270,570

Total Investment Securities (cost: $1,136,470)		$1,270,570

SUMMARY:
Investments, at value	99.9%	$1,270,570
Other assets in excess of liabilities	0.1%	663
Net assets	100.0%	$1,271,233

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         The Fund invests its assets in Class A shares of the underlying TA IDEX Mutual Funds, which are affiliates of the Fund.

TA IDEX Clarion Real Estate Securities

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Apartments (15.7%)
American Campus Communities, Inc.	34,200	$857
Archstone-Smith Trust	86,900	3,693
AvalonBay Communities, Inc. (a)	58,400	5,113
BRE Properties-Class A	17,100	768
Camden Property Trust (a)	81,160	4,487
Equity Residential	96,100	3,882
Post Properties, Inc.	37,500	1,497
United Dominion Realty Trust, Inc.	116,400	2,962
Health Care (1.0%)
Ventas, Inc.	45,900	1,482
Hotels (11.0%)
Hilton Hotels Corp.	90,500	2,240
Host Marriott Corp.	276,600	5,159
LaSalle Hotel Properties	41,900	1,459
Starwood Hotels & Resorts Worldwide, Inc.	104,000	6,585
Strategic Hotel Capital, Inc.	43,400	822
Industrial Property (9.6%)
AMB Property Corp.	83,700	3,849
Liberty Property Trust	81,449	3,655
Prologis	149,500	6,811
Office Property (28.6%)
Arden Realty, Inc.	74,950	2,993
BioMed Realty Trust, Inc.	29,000	737
Boston Properties, Inc. (a)	87,000	6,625
CarrAmerica Realty Corp.	37,300	1,449
Corporate Office Properties Trust	68,900	2,320
Equity Office Properties Trust	152,600	5,410
Highwood Properties, Inc.	46,200	1,462
Maguire Properties, Inc.	99,600	2,983
Reckson Associates Realty Corp.	105,100	3,691
SL Green Realty Corp.	64,700	4,510
Trizec Properties, Inc.	237,500	5,218
Vornado Realty Trust (a)	57,900	5,132
Regional Mall (17.8%)
CBL & Associates Properties, Inc. (a)	32,360	1,485
General Growth Properties, Inc. (a)	131,260	6,035
Macerich Co. (The)	45,400	3,188
Mills Corp. (The) (a)	69,800	4,541
Simon Property Group, Inc. (a)	130,700	10,422
Taubman Centers, Inc.	20,500	729
Shopping Center (10.0%)
Acadia Realty Trust	76,300	1,450
Developers Diversified Realty Corp.	91,700	4,463
Federal Realty Investment Trust	34,200	2,234
Pan Pacific Retail Properties, Inc.	40,400	2,808
Regency Centers Corp.	62,700	3,869
Storage (5.3%)
Extra Space Storage, Inc. (a)	80,300	1,296
Public Storage, Inc.	98,800	6,595
Total Common Stocks (cost: $113,327)		146,966

	Principal	Value
SECURITY LENDING COLLATERAL (21.0%)
Debt (19.0%)
Bank Notes (1.2%)
Bank of America
3.27%, due 10/18/2005 (b)	$652	$652
3.31%, due 06/07/2006 (b)	815	815
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (b)	163	163
3.40%, due 03/10/2006 (b)	163	163
Certificates Of Deposit (0.8%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (b)	652	652
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (b)	519	519
Commercial Paper (2.3%)
Compass Securitization - 144A
3.48%, due 08/31/2005	681	681
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	489	489
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	489	489
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	435	435
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	326	326
3.43%, due 08/26/2005	354	354
Ranger Funding - 144A
3.38%, due 08/22/2005	550	550
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	126	126
Euro Dollar Overnight (4.3%)
ABN Amro Bank NV
3.25%, due 08/05/2005	326	326
BNP Paribas
3.26%, due 08/01/2005	652	652
3.25%, due 08/02/2005	326	326
3.27%, due 08/04/2005	326	326
Calyon
3.25%, due 08/02/2005	459	459
Fortis Bank
3.25%, due 08/04/2005	474	474
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	457	457
National Australia Bank
3.25%, due 08/01/2005	1,305	1,305
Royal Bank of Canada
3.25%, due 08/03/2005	652	652
Royal Bank of Scotland
3.25%, due 08/04/2005	326	326
Wells Fargo
3.27%, due 08/01/2005	196	196
3.26%, due 08/03/2005	815	815

Euro Dollar Terms (6.5%)
Bank of Montreal
3.27%, due 08/09/2005	$424	$424
Bank of Nova Scotia
3.30%, due 08/10/2005	326	326
3.43%, due 08/30/2005	923	923
Barclays
3.42%, due 08/25/2005	581	581
3.42%, due 09/12/2005	326	326
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	652	652
First Tennessee National Corp.
3.22%, due 08/09/2005	176	176
Fortis Bank
3.46%, due 09/15/2005	652	652
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	163	163
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	369	369
Rabobank Nederland
3.25%, due 08/08/2005	652	652
Regions Bank
3.29%, due 08/10/2005	446	446
Royal Bank of Canada
3.42%, due 09/12/2005	652	652
Royal Bank of Scotland
3.24%, due 08/08/2005	652	652
3.25%, due 08/09/2005	489	489
Societe Generale
3.24%, due 08/09/2005	669	669
UBS AG
3.37%, due 08/22/2005	815	815
Wells Fargo
3.45%, due 09/16/2005	652	652
Promissory Notes (1.2%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,141	1,141
3.39%, due 12/28/2005	685	685
Repurchase Agreements (2.7%) (c)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,730 on 08/01/2005	1,730	1,730
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $178 on 08/01/2005	179	179
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,660 on 08/01/2005	1,659	1,659
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $424 on 08/01/2005	424	424

	Shares	Value
Investment Companies (2.0%)
Money Market Funds (2.0%)
American Beacon Funds
1-day yield of 3.24%	815,224	$815

BGI Institutional Money Market Fund
1-day yield of 3.31%	1,577,113	$1,577
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (d)	648,307	648
Total Security Lending Collateral (cost: $31,205)		31,205

Total Investment Securities (cost: $144,532)		$178,171

SUMMARY:
Investments, at value	120.0%	$178,171
Liabilities in excess of other assets	(20.0)%	(29,689)
Net assets	100.0%	$148,482

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $30,390.

(b)         Floating or variable rate note. Rate is listed as of July 31, 2005.

(c)          Cash collateral for the Repurchase Agreements, valued at $4,071, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(d)         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $3,450 or 2.3% of the net assets of the Fund.

TA IDEX Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Australia (0.6%)
QBE Insurance Group, Ltd.	132,993	$1,713
Belgium (2.3%)
AGFA-Gevaert NV (a)	148,328	4,118
Colruyt SA	12,598	1,728
Gimv Nv	12,506	609
Mobistar SA	8,886	696
Bermuda (0.4%)
China Gas Holdings, Ltd. (b)	6,702,000	1,164
Brazil (1.7%)
Empresa Brasileira de Aeronautica SA, ADR (a)	87,174	2,819
Tim Participacoes SA, ADR (a)	153,997	2,498
Canada (1.6%)
Brascan Corp.-Class A	20,000	745
Gabriel Resources, Ltd. (b)	62,160	86
Gabriel Resources, Ltd. Warrants, Expires TBD (b)	23,380	6
RONA, Inc. (b)	201,800	4,008
Finland (0.2%)
Amer Group	28,100	550
France (9.3%)
Altran Technologies SA (a) (b)	440,943	3,981
Bull SA (b) (f)	7,189,262	5,852
Eurofins Scientific (b)	45,485	1,487
Flo Groupe (b)	101,713	914
Lafuma	29,017	2,448
Neopost SA	96,909	9,031
PagesJaunes SA	80,643	1,978
Scor SA	661,034	1,389
UBISOFT Entertainment (b)	25,260	1,404
Germany (9.7%)
Adidas-Salomon AG	61,450	11,154
Continental AG	95,689	7,441
Deutz AG (a) (b)	573,853	3,082
Leoni AG	41,072	1,141
Man AG	27,556	1,286
Puma AG Rudolf Dassler Sport	5,947	1,494
SGL Carbon AG (a) (b)	293,763	4,076
Ireland (2.5%)
Anglo Irish Bank Corp. PLC	407,039	5,465
C&C Group PLC	465,384	2,245

Italy (2.5%)
Arnoldo Mondadori Editore SpA	68,505	$696
Davide Campari-Milano SpA	464,107	3,617
Geox SpA (b)	336,358	3,055
Gruppo Coin SpA (b)	76,420	242
Japan (18.7%)
Advan Co., Ltd.	73,000	926
Arrk Corp.	38,900	1,865
Bank of Yokohama, Ltd. (The)	441,000	2,511
Chiba Bank, Ltd. (The)	470,000	3,042
Diamond Lease Co., Ltd.	53,600	2,105
Hino Motors, Ltd.	713,000	4,181
Isetan Co., Ltd.	290,800	4,049
Ito En, Ltd.	41,500	2,041
Jupiter Telecommunications Co. (b)	1,833	1,530
Nidec Corp.	26,000	2,822
Nissin Co., Ltd.	1,942,420	4,127
Pigeon Corp.	112,900	1,643
Ryohin Keikaku Co., Ltd.	103,700	5,017
Takefuji Corp.	45,090	2,930
THK Co., Ltd.	87,800	1,951
Tokuyama Corp.	408,000	3,292
United Arrows, Ltd.	187,300	6,604
Yamada Denki Co., Ltd.	121,200	6,870
Netherlands (13.5%)
Buhrmann NV	918,168	10,419
Grolsch NV	23,347	668
Hagemeyer NV (a) (b)	214,482	539
Heijmans NV	151,419	7,385
IHC Caland NV	18,965	1,389
Kendrion NV (b)	363,965	708
Koninklijke BAM NBM NV	112,588	8,016
Koninklijke Wessanen NV	349,541	5,504
United Services Group NV (a)	241,455	6,865
New Zealand (0.8%)
NGC Holdings, Ltd.	960,730	2,568
South Africa (0.8%)
Harmony Gold Mining Co., Ltd., ADR (a)	281,853	2,311
Spain (8.8%)
Cia de Distribucion Integral Logista SA (a)	109,965	5,760
Cintra Concesiones de Infraestructuras de Transporte SA (b)	222,137	2,680
Fadesa SA	55,101	1,627
Fomento de Construcciones y Contratas SA	17,008	961
Gestevision Telecinco SA (b)	102,285	2,430
Miquel y Costas	35,885	1,321
NH Hoteles SA	169,803	2,428
Promotora de Informaciones SA	198,046	3,756
Sociedad General de Aguas de Barcelona SA-Class B	93,157	2,084
Sogecable SA (a) (b)	114,139	4,105
Switzerland (1.9%)
Lindt & Spruengli AG	2,092	3,254
Logitech International SA (b)	68,772	2,664

United Kingdom (24.6%)
Aberdeen Asset Management PLC	245,403	$735
Ashtead Group PLC (b)	4,627,277	8,577
AWG PLC	359,528	6,145
BAE Systems PLC	932,312	5,057
Body Shop International PLC	720,141	2,917
Carphone Warehouse Group PLC	335,706	1,088
Charter PLC (b)	892,367	4,974
Daily Mail and General Trust NV-Class A	41,278	481
Danka Business Systems Plc	177,932	92
Electronics Boutique PLC	1,591,619	2,453
Enterprise Inns PLC	183,837	2,648
Hilton Group PLC	171,692	877
ICAP PLC	300,873	1,623
ITV PLC	1,967,199	4,157
Kelda Group PLC	276,364	3,456
Laura Ashley Holdings PLC (b)	4,433,563	995
Luminar PLC	204,784	1,893
Man Group PLC	30,086	862
Paladin Resources PLC	526,619	2,360
Photo-Me International PLC	3,511,417	7,189
Premier Oil PLC (b)	209,541	2,661
Regent Inns PLC (b)	900,025	1,284
Rentokil Initial PLC	322,406	884
Rhm Plc (b)	191,514	978
Schroders PLC	98,933	1,479
SHL Group PLC	276,837	646
SSL International PLC	310,002	1,572
Tullow Oil PLC	561,091	1,890
Umbro (b)	715,913	1,806
United Utilities PLC	346,915	3,922
Total Common Stocks (cost: $288,244)		306,867

	Principal	Value
SECURITY LENDING COLLATERAL (8.7%)
Debt (7.9%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$561	$561
3.31%, due 06/07/2006 (c)	701	701
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	140	140
3.40%, due 03/10/2006 (c)	140	140
Certificates of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	561	561
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	446	446
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	585	585
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	421	421

Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	$421	$421
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	374	374
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	280	280
3.43%, due 08/26/2005	304	304
Ranger Funding - 144A
3.38%, due 08/22/2005	472	472
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	108	108
Euro Dollar Overnight (1.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	280	280
BNP Paribas
3.26%, due 08/01/2005	561	561
3.25%, due 08/02/2005	280	280
3.27%, due 08/04/2005	280	280
Calyon
3.25%, due 08/02/2005	394	394
Fortis Bank
3.25%, due 08/04/2005	407	407
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	392	392
National Australia Bank
3.25%, due 08/01/2005	1,121	1,121
Royal Bank of Canada
3.25%, due 08/03/2005	561	561
Royal Bank of Scotland
3.25%, due 08/04/2005	280	280
Wells Fargo
3.27%, due 08/01/2005	168	168
3.26%, due 08/03/2005	701	701
Euro Dollar Terms (2.7%)
Bank of Montreal
3.27%, due 08/09/2005	364	364
Bank of Nova Scotia
3.30%, due 08/10/2005	280	280
3.43%, due 08/30/2005	793	793
Barclays
3.42%, due 08/25/2005	500	500
3.42%, due 09/12/2005	280	280
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	561	561
First Tennessee National Corp.
3.22%, due 08/09/2005	152	152
Fortis Bank
3.46%, due 09/15/2005	561	561
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	140	140
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	317	317

Rabobank Nederland
3.25%, due 08/08/2005	$561	$561
Regions Bank
3.29%, due 08/10/2005	383	383
Royal Bank of Canada
3.42%, due 09/12/2005	561	561
Royal Bank of Scotland
3.24%, due 08/08/2005	561	561
3.25%, due 08/09/2005	420	420
Societe Generale
3.24%, due 08/09/2005	575	575
UBS AG
3.37%, due 08/22/2005	701	701
Wells Fargo
3.45%, due 09/16/2005	561	561
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	981	981
3.39%, due 12/28/2005	589	589
Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,487 on 08/01/2005	1,487	1,487
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $153 on 08/01/2005	153	153
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,427 on 08/01/2005	1,426	1,426
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $364 on 08/01/2005	364	364

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American Beacon Funds
1-day yield of 3.24%	700,760	$701
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,355,674	1,356
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	557,280	557
Total Security Lending Collateral (cost: $26,824)		26,824
Total Investment Securities (cost: $315,068)		$333,691

SUMMARY:
Investments, at value	108.6%	$333,691
Liabilities in excess of other assets	(8.6)%	(26,414)
Net assets	100.0%	$307,277

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Business Services	8.6%	$26,496
Computer & Office Equipment	7.2%	22,207
Rubber & Misc. Plastic Products	6.5%	20,089
Engineering & Management Services	6.3%	19,381
Electric, Gas & Sanitary Services	5.1%	15,607
Chemicals & Allied Products	3.9%	11,928
Instruments & Related Products	3.7%	11,307
Commercial Banks	3.6%	11,018
Food & Kindred Products	3.2%	9,736
Radio, Television & Computer Stores	3.0%	9,322
Industrial Machinery & Equipment	3.0%	9,142
Manufacturing Industries	2.9%	8,931
Aerospace	2.6%	7,876
Shoe Stores	2.5%	7,599
Computer & Data Processing Services	2.4%	7,257
Wholesale Trade Durable Goods	2.4%	7,225
Oil & Gas Extraction	2.2%	6,911
Restaurants	2.2%	6,740
Radio & Television Broadcasting	2.1%	6,587
Beer, Wine & Distilled Beverages	2.1%	6,530
Communication	1.8%	5,635
Personal Credit Institutions	1.6%	5,035
Misc. General Merchandise Stores	1.6%	5,017
Printing & Publishing	1.6%	4,933
Department Stores	1.4%	4,291
Telecommunications	1.4%	4,282
Automotive	1.4%	4,181
Holding & Other Investment Offices	1.4%	4,179
Lumber & Other Building Materials	1.3%	4,008
Insurance	1.0%	3,102
Security & Commodity Brokers	1.0%	3,102
Leather & Leather Products	1.0%	3,055
Public Administration	0.9%	2,680
Gas Production & Distribution	0.8%	2,568
Hotels & Other Lodging Places	0.8%	2,428
Metal Mining	0.8%	2,338
Beverages	0.7%	2,041
Food Stores	0.6%	1,728
Real Estate	0.5%	1,627
Medical Instruments & Supplies	0.5%	1,572
Health Services	0.5%	1,487
Water Transportation	0.4%	1,389
Paper & Paper Products	0.4%	1,321
Electronic Components & Accessories	0.4%	1,141
Construction	0.3%	961
Amusement & Recreation Services	0.3%	877
Investments, at value	99.9%	306,867
Short-Term Investments	8.7%	26,824
Liabilities in excess of other assets	(8.6)%	(26,414)
Net Assets	100.0%	$307,277

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                        At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $25,266.

(b)                       No dividends were paid during the preceding twelve months.

(c)                        Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                       Cash collateral for the Repurchase Agreements, valued at $3,500, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                        Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(f)                          Security is deemed to be illiquid.

DEFINITIONS:

ADR	American Depositary Receipt

TBD	To Be Determined

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,965 or 1.0% of the net assets of the Fund.

TA IDEX Federated Tax Exempt

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
LONG-TERM MUNICIPAL BONDS (91.3%)
Alabama (2.0%)
Alabama Water Pollution Control Authority, Revenue Bonds,	$500	$545
5.50%, due 08/15/2023
California (6.4%)
California State,	500	527
5.00%, due 03/01/2024
California State, General Obligation Bonds,	500	548
5.25%, due 02/01/2014
Southern California Logistics Airport Authority,	150	155
5.00%, due 12/01/2035
Torrance, CA, (Torrance Memorial Medical Center), Revenue Bonds, Series A,	500	554
6.00%, due 06/01/2022
Colorado (2.0%)
Colorado Department of Transportation, Revenue Bonds, Series A,	500	559
5.50%, due 06/15/2015
District of Columbia (2.1%)
District of Columbia Water & Sewer Authority, Revenue Bonds,	500	576
5.50%, due 10/01/2017
Illinois (8.3%)
Illinois Educational Facilities Authority, (Loyola University), Revenue Bonds, Series A,	500	516
5.00%, due 07/01/2026
Illinois State Partnership, Department of Central Management, Public Improvements, General Obligations Bonds,	1,000	1,043
5.65%, due 07/01/2017
McHenry County, IL, Community Unit School District No. 200, Unrefunded, Series A,	230	243
5.85%, due 01/01/2016
Southwestern Illinois Development Authority, Revenue Bonds,	1,200	484
Zero Coupon, due 11/01/2024
Indiana (6.9%)
Indiana Health Facility Financing Authority, (Community Foundation Northwest, IN), Revenue Bonds,	300	325
6.25%, due 03/01/2025
Indiana State Development Finance Authority, (USX Corp./Marathon Oil Co.), Revenue Bonds,	500	541
5.25%, due 12/01/2022

Indianapolis, IN, (Distribution System), Revenue Bonds, Series A,	$1,000	$1,056
5.25%, due 08/15/2012
Louisiana (2.0%)
Sabine River Authority, (International Paper Co.), Water Facilities, Revenue Bonds,	500	555
6.20%, due 02/01/2025
Massachusetts (2.0%)
Massachusetts State Development Finance Agency, (Massachusetts College of Pharmacy & Allied Health Services), Revenue Bonds,	500	556
6.38%, due 07/01/2023
Michigan (4.1%)
Cornell Township, MI, Economic Development Corp., (MeadWestvaco/Mead Corp.), Revenue Bonds,	500	569
5.88%, due 05/01/2018
Michigan Municipal Bond Authority, Revenue Bonds,	500	556
5.50%, due 10/01/2022
Mississippi (2.2%)
Lowndes County, MS, Solid Waste Disposal & Pollution Control, (Weyerhaeuser Co.), Revenue Bonds,	500	611
6.70%, due 04/01/2022
Nevada (1.5%)
Clark County, NV, Industrial Development, (Southwest Gas Corp.), Revenue Bonds, (a)	400	426
5.45%, due 03/01/2038
New Hampshire (0.3%)
New Hampshire State Housing Finance Authority, Single Family Mortgage, Revenue Bonds, Series C,	75	76
6.13%, due 01/01/2020
New Jersey (0.8%)
New Jersey Economic Development Authority, (Winchester Gardens/Marcus L. Ward Home), Revenue Bonds, Series A,	200	210
5.80%, due 11/01/2031
New Mexico (0.6%)
New Mexico Mortgage Finance Authority, Revenue Bonds,	165	173
6.05%, due 09/01/2021
New York (11.9%)
New York City, NY, City Industrial Development Agency, (New York University), Revenue Bonds,	250	274
5.38%, due 07/01/2017
New York State Mortgage Agency, Revenue Bonds, Series 95,	500	525
5.50%, due 10/01/2017
New York, NY, City Transitional Finance Authority, Revenue Bonds,	1,000	1,097
5.50%, due 02/15/2019
New York, NY, General Obligation Bonds, Series G,	500	524
5.00%, due 12/01/2025
United Nations Development Corp., Revenue Bonds, Series A,	250	259
5.25%, due 07/01/2024
Warwick Valley Central School District, NY, General Obligation Bonds,	570	623
5.50%, due 01/15/2017

North Carolina (6.3%)
Broad River Water Authority, Revenue Bonds,	$500	$530
5.00%, due 06/01/2022
North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series A,	500	543
5.50%, due 01/01/2012
North Carolina Medical Care Commission, (Arc of North Carolina),	240	242
5.50%, due 10/01/2024
North Carolina State Housing Finance Agency, Revenue Bonds,	420	433
5.25%, due 01/01/2022
North Dakota (0.9%)
North Dakota State Housing Finance Agency, Revenue Bonds, Series C,	240	241
6.00%, due 07/01/2020
Ohio (5.0%)
Cleveland, OH, Municipal School District,	300	326
5.25%, due 12/01/2024
Ohio State Air Quality Development Authority, (Cleveland Electric Illumination), Revenue Bonds,	500	521
6.00%, due 12/01/2013
Ohio State, General Obligation Bonds, Series A,	500	548
5.38%, due 09/15/2017
Pennsylvania (3.9%)
Pennsylvania State Higher Educational Facilities Authority, (UPMC Health System), Revenue Bonds,	500	551
6.00%, due 01/15/2022
Pennsylvania State University, Revenue Bonds,	500	529
5.00%, due 09/01/2029
Rhode Island (5.9%)
Providence, RI, Public Building Authority, Revenue Bonds, Series A,	500	558
5.70%, due 12/15/2015
Rhode Island Clean Water Finance Agency, (Triton Ocean LLC), Revenue Bonds,	1,000	1,066
5.80%, due 09/01/2022
Tennessee (1.9%)
Tennessee Housing Development Agency, Revenue Bonds,	495	519
5.38%, due 01/01/2018
Texas (6.0%)
Kingsbridge, TX, Municipal Utility District, General Obligation Bonds,	500	518
5.38%, due 03/01/2015
Port Houston Authority, Harris County, General Obligation Bonds, Series A,	500	542
5.50%, due 10/01/2024
Sabine River Authority, (TXU Energy Co. LLC), Revenue Bonds, Series A, (a)	165	177
5.80%, due 07/01/2022
Sabine River, TX, Authority, (TXU Energy Co. LLC),	250	275
6.15%, due 08/01/2022

Texas State,	$150	$158
5.00%, due 04/01/2030
Washington (4.1%)
Energy Northwest, WA, Electric, (Bonneville Power Administration), Revenue Bonds, Series A,	500	560
5.75%, due 07/01/2018
University of Washington, Student Facilities Improvements, Revenue Bonds,	500	561
5.88%, due 06/01/2016
Wyoming (4.2%)
Wyoming State Farm Loan Board, Capital Facilities, Revenue Bonds,	1,000	1,163
5.75%, due 10/01/2020
Total Long-Term Municipal Bonds (cost: $23,671)		25,267

SHORT-TERM MUNICIPAL BONDS (1.8%)
Indiana Health Facility Financing Authority, (Clarian Health), Revenue Bonds, Series B, (a)	500	500
2.18%, due 03/01/2030
Total Short-Term Municipal Bonds (cost: $500)		500
Total Investment Securities (cost: $24,171)		$25,767

SUMMARY:
Investments, at value	93.1%	$25,767
Other assets and liabilities	6.9%	1,908
Net assets	100.0%	$27,675

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          Floating or variable rate note. Rate is listed as of July 31, 2005.

TA IDEX Great Companies - AmericaSM

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace (4.0%)
United Technologies Corp.	80,000	$4,056
Beverages (2.0%)
PepsiCo, Inc.	37,350	2,037
Business Services (9.3%)
First Data Corp.	98,000	4,032
Omnicom Group, Inc.	63,900	5,423
Chemicals & Allied Products (14.6%)
Clorox Co.	37,000	2,066
Colgate-Palmolive Co.	123,600	6,543
Ecolab, Inc.	122,000	4,097
Procter & Gamble Co. (a)	37,970	2,112
Commercial Banks (3.9%)
Citigroup, Inc.	90,000	3,915
Communications Equipment (2.3%)
Motorola, Inc.	110,600	2,343
Computer & Data Processing Services (2.6%)
Microsoft Corp.	102,800	2,633
Computer & Office Equipment (6.3%)
Cisco Systems, Inc. (b)	105,100	2,013
Hewlett-Packard Co.	180,000	4,432
Electronic & Other Electric Equipment (4.7%)
General Electric Co.	137,600	4,747
Electronic Components & Accessories (4.5%)
Intel Corp.	57,000	1,547
Texas Instruments, Inc.	95,000	3,017
Fabricated Metal Products (3.1%)
Fortune Brands, Inc.	33,700	3,186
Instruments & Related Products (2.7%)
Danaher Corp. (a)	50,010	2,773
Insurance (3.0%)
Berkshire Hathaway, Inc.-Class B (b)	1,100	3,060
Life Insurance (3.1%)
Prudential Financial, Inc.	46,600	3,118
Medical Instruments & Supplies (8.6%)
Medtronic, Inc.	119,400	6,440
Zimmer Holdings, Inc. (b)	27,290	2,248
Paper & Allied Products (5.0%)
3M Co.	67,100	5,032
Pharmaceuticals (10.1%)
Abbott Laboratories	42,100	1,963
Johnson & Johnson	62,800	4,017
Wyeth	93,620	4,283
Security & Commodity Brokers (9.9%)
American Express Co.	57,800	3,179
Goldman Sachs Group, Inc. (The)	45,500	4,890
Morgan Stanley	38,000	2,016
Total Common Stocks (cost: $93,607)		101,218

	Principal	Value
SECURITY LENDING COLLATERAL (5.0%)
Debt (4.5%)
Bank Notes (0.3%)
Bank of America
3.27%, due 10/18/2005 (c)	$106	$106
3.31%, due 06/07/2006 (c)	132	132
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	27	27
3.40%, due 03/10/2006 (c)	27	27
Certificates Of Deposit (0.2%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	106	106
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	84	84
Commercial Paper (0.6%)
Compass Securitization - 144A
3.48%, due 08/31/2005	110	110
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	79	79
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	79	79
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	71	71
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	53	53
3.43%, due 08/26/2005	57	57
Ranger Funding - 144A
3.38%, due 08/22/2005	89	89
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	21	21
Euro Dollar Overnight (1.0%)
ABN Amro Bank NV
3.25%, due 08/05/2005	53	53
BNP Paribas
3.26%, due 08/01/2005	106	106
3.25%, due 08/02/2005	53	53
3.27%, due 08/04/2005	53	53
Calyon
3.25%, due 08/02/2005	74	74
Fortis Bank
3.25%, due 08/04/2005	77	77
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	74	74
National Australia Bank
3.25%, due 08/01/2005	212	212
Royal Bank of Canada
3.25%, due 08/03/2005	106	106
Royal Bank of Scotland
3.25%, due 08/04/2005	53	53
Wells Fargo
3.27%, due 08/01/2005	32	32
3.26%, due 08/03/2005	132	132
Euro Dollar Terms (1.5%)
Bank of Montreal
3.27%, due 08/09/2005	69	69

Bank of Nova Scotia
3.30%, due 08/10/2005	$53	$53
3.43%, due 08/30/2005	150	150
Barclays
3.42%, due 08/25/2005	94	94
3.42%, due 09/12/2005	53	53
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	106	106
First Tennessee National Corp.
3.22%, due 08/09/2005	29	29
Fortis Bank
3.46%, due 09/15/2005	106	106
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	26	26
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	60	60
Rabobank Nederland
3.25%, due 08/08/2005	106	106
Regions Bank
3.29%, due 08/10/2005	72	72
Royal Bank of Canada
3.42%, due 09/12/2005	106	106
Royal Bank of Scotland
3.24%, due 08/08/2005	106	106
3.25%, due 08/09/2005	79	79
Societe Generale
3.24%, due 08/09/2005	109	109
UBS AG
3.37%, due 08/22/2005	132	132
Wells Fargo
3.45%, due 09/16/2005	106	106
Promissory Notes (0.3%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	185	185
3.39%, due 12/28/2005	111	111
Repurchase Agreements (0.6%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $281 on 08/01/2005	281	281
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $29 on 08/01/2005	29	29
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $269 on 08/01/2005	269	269
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $69 on 08/01/2005	69	69

	Shares	Value
Investment Companies (0.5%)
Money Market Funds (0.5%)
American Beacon Funds
1-day yield of 3.24%	132,318	$132
BGI Institutional Money Market Fund
1-day yield of 3.31%	255,979	256
Merrimac Cash Fund, Premium Class

1-day yield of 3.13% (e)	105,226	$105
Total Security Lending Collateral (cost: $5,065)		5,065

Total Investment Securities (cost: $98,672)		$106,283

SUMMARY:
Investments, at value	104.7%	$106,283
Liabilities in excess of other assets	(4.7)	(4,774)
Net assets	100.0%	$101,509

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $4,937.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $661, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $559 or 0.6% of the net assets of the Fund.

TA IDEX Great Companies - TechnologySM

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.8%)
Business Services (6.6%)
First Data Corp.	123,683	$5,088
Communications Equipment (7.2%)
Motorola, Inc.	78,700	1,667
QUALCOMM, Inc.	98,250	3,880
Computer & Data Processing Services (13.0%)
Adobe Systems, Inc. (a)	53,000	1,571
Electronic Arts, Inc. (b)	30,000	1,728
Microsoft Corp.	261,700	6,702
Computer & Office Equipment (30.3%)
Cisco Systems, Inc. (b)	291,760	5,587
Dell, Inc. (b)	89,900	3,638
Diebold, Inc.	68,970	3,426
EMC Corp. (b)	233,600	3,198
Hewlett-Packard Co.	148,000	3,644
Logitech International SA, ADR (a) (b)	98,808	3,850
Electronic Components & Accessories (20.0%)
Analog Devices, Inc.	68,200	2,673
Intel Corp.	138,524	3,759
Linear Technology Corp.	89,400	3,474
Texas Instruments, Inc.	72,000	2,287
Xilinx, Inc. (a)	113,400	3,215
Entertainment (4.5%)
International Game Technology	126,900	3,472
Industrial Machinery & Equipment (3.2%)
Applied Materials, Inc.	131,300	2,424
Pharmaceuticals (10.0%)
Amgen, Inc. (a) (b)	55,700	4,442
Amylin Pharmaceuticals, Inc. (b)	16,000	299
Genzyme Corp. (b)	35,600	2,649
Vertex Pharmaceuticals, Inc. (b)	18,000	287
Total Common Stocks (cost: $69,241)		72,960

	Principal	Value
SECURITY LENDING COLLATERAL (10.9%)
Debt (9.9%)
Bank Notes (0.6%)
Bank of America
3.27%, due 10/18/2005 (c)	$176	$176
3.31%, due 06/07/2006 (c)	220	220
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	44	44
3.40%, due 03/10/2006 (c)	44	44
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	176	176
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	140	140

Commercial Paper (1.2%)
Compass Securitization - 144A
3.48%, due 08/31/2005	$184	$184
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	132	132
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	132	132
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	117	117
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	88	88
3.43%, due 08/26/2005	96	96
Ranger Funding - 144A
3.38%, due 08/22/2005	148	148
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	34	34
Euro Dollar Overnight (2.2%)
ABN Amro Bank NV
3.25%, due 08/05/2005	88	88
BNP Paribas
3.26%, due 08/01/2005	176	176
3.25%, due 08/02/2005	88	88
3.27%, due 08/04/2005	88	88
Calyon
3.25%, due 08/02/2005	124	124
Fortis Bank
3.25%, due 08/04/2005	128	128
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	123	123
National Australia Bank
3.25%, due 08/01/2005	352	352
Royal Bank of Canada
3.25%, due 08/03/2005	176	176
Royal Bank of Scotland
3.25%, due 08/04/2005	88	88
Wells Fargo
3.27%, due 08/01/2005	53	53
3.26%, due 08/03/2005	220	220
Euro Dollar Terms (3.4%)
Bank of Montreal
3.27%, due 08/09/2005	114	114
Bank of Nova Scotia
3.30%, due 08/10/2005	88	88
3.43%, due 08/30/2005	249	249
Barclays
3.42%, due 08/25/2005	157	157
3.42%, due 09/12/2005	88	88
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	176	176
First Tennessee National Corp.
3.22%, due 08/09/2005	48	48
Fortis Bank
3.46%, due 09/15/2005	176	176
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	44	44
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	100	100

Rabobank Nederland
3.25%, due 08/08/2005	$176	$176
Regions Bank
3.29%, due 08/10/2005	120	120
Royal Bank of Canada
3.42%, due 09/12/2005	176	176
Royal Bank of Scotland
3.24%, due 08/08/2005	176	176
3.25%, due 08/09/2005	132	132
Societe Generale
3.24%, due 08/09/2005	181	181
UBS AG
3.37%, due 08/22/2005	220	220
Wells Fargo
3.45%, due 09/16/2005	176	176
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	308	308
3.39%, due 12/28/2005	185	185
Repurchase Agreements (1.4%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $467 on 08/01/2005	467	467
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $48 on 08/01/2005	48	48
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $448 on 08/01/2005	448	448
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $114 on 08/01/2005	114	114

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 3.24%	220,046	$220
BGI Institutional Money Market Fund
1-day yield of 3.31%	425,696	426
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	174,992	175
Total Security Lending Collateral (cost: $8,423)		8,423

Total Investment Securities (cost: $77,664)		$81,383

SUMMARY:
Investments, at value	105.7%	$81,383
Liabilities in excess of other assets	(5.7)%	(4,422)
Net assets	100.0%	$76,961

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $8,106.

(b)         No dividends were paid during the preceding twelve months.

(c)          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $1,099, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $931 or 1.2% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX Janus Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.3%)
Amusement & Recreation Services (2.5%)
Harrah’s Entertainment, Inc.	353,055	$27,800
Apparel & Accessory Stores (1.3%)
Kohl’s Corp. (a)	264,580	14,909
Automotive (0.5%)
Harley-Davidson, Inc.	105,410	5,607
Business Services (3.3%)
Clear Channel Communications, Inc.	1,140,730	37,233
Chemicals & Allied Products (1.6%)
Procter & Gamble Co. (b)	332,230	18,482
Commercial Banks (1.2%)
Citigroup, Inc.	318,400	13,850
Communication (2.8%)
Liberty Media Corp.-Class A (a)	2,461,256	21,634
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	278,460	9,922
Communications Equipment (2.4%)
Research In Motion, Ltd. (a) (b)	380,405	26,879
Computer & Data Processing Services (11.5%)
Amdocs, Ltd. (a)	501,395	14,886
Check Point Software Technologies, Ltd. (a)	626,890	14,124
Checkfree Corp. (a) (b)	152,345	5,158
NAVTEQ Corp. (a)	551,550	24,252
Yahoo!, Inc. (a)	2,149,240	71,656
Computer & Office Equipment (0.8%)
Cisco Systems, Inc. (a)	460,942	8,827
Construction (1.6%)
Pulte Homes, Inc. (b)	197,760	18,514
Electronic & Other Electric Equipment (3.6%)
General Electric Co.	827,865	28,561
Harman International Industries, Inc.	139,130	11,958
Electronic Components & Accessories (4.0%)
Intel Corp.	1,025,195	27,824
Maxim Integrated Products, Inc.	414,875	17,371
Food Stores (1.1%)
Safeway, Inc. (b)	517,635	12,579
Hotels & Other Lodging Places (5.6%)
Four Seasons Hotels, Inc. (b)	54,040	3,594
Marriott International, Inc.-Class A	341,575	23,388
Starwood Hotels & Resorts Worldwide, Inc.	579,250	36,678
Instruments & Related Products (2.1%)
Alcon, Inc.	210,710	24,137
Insurance (8.6%)
Aetna, Inc.	322,750	24,981
UnitedHealth Group, Inc.	1,367,550	71,523
Lumber & Other Building Materials (1.9%)
Lowe’s Cos., Inc.	329,605	21,826

Medical Instruments & Supplies (9.4%)
Medtronic, Inc.	1,214,900	$65,532
Synthes, Inc.	200,270	21,798
Varian Medical Systems, Inc. (a) (b)	487,855	19,153
Motion Pictures (0.5%)
Discovery Holding Co.-Class A (a)	367,504	5,244
Oil & Gas Extraction (1.1%)
Schlumberger, Ltd. (b)	142,550	11,937
Personal Credit Institutions (1.2%)
SLM Corp.	258,935	13,333
Petroleum Refining (1.9%)
Amerada Hess Corp.	178,295	21,014
Pharmaceuticals (12.4%)
Celgene Corp. (a) (b)	959,700	45,922
Genentech, Inc. (a)	385,000	34,392
Roche Holding AG-Genusschein	377,529	51,497
Teva Pharmaceutical Industries, Ltd., ADR	265,070	8,323
Radio & Television Broadcasting (1.6%)
IAC/InterActive Corp. (a) (b)	672,865	17,966
Retail Trade (2.7%)
Staples, Inc.	1,342,627	30,572
Telecommunications (1.8%)
Nextel Partners, Inc.-Class A (a)	800,885	19,942
Water Transportation (4.3%)
Carnival Corp.	350,540	18,368
Royal Caribbean Cruises, Ltd. (b)	654,355	29,740
Total Common Stocks (cost: $786,889)		1,052,886

	Principal	Value
SECURITY LENDING COLLATERAL (14.1%)
Debt (12.7%)
Bank Notes (0.8%)
Bank of America
3.27%, due 10/18/2005 (c)	$3,316	$3,316
3.31%, due 06/07/2006 (c)	4,145	4,145
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	829	829
3.40%, due 03/10/2006 (c)	829	829
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	3,316	3,316
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	2,639	2,639
Commercial Paper (1.6%)
Compass Securitization - 144A
3.48%, due 08/31/2005	3,460	3,460
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	2,487	2,487
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	2,487	2,487
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	2,212	2,212
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	1,658	1,658
3.43%, due 08/26/2005	1,799	1,799
Ranger Funding - 144A
3.38%, due 08/22/2005	2,793	2,793
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	641	641

Euro Dollar Overnight (2.9%)
ABN Amro Bank NV
3.25%, due 08/05/2005	$1,658	$1,658
BNP Paribas
3.26%, due 08/01/2005	3,316	3,316
3.25%, due 08/02/2005	1,658	1,658
3.27%, due 08/04/2005	1,658	1,658
Calyon
3.25%, due 08/02/2005	2,333	2,333
Fortis Bank
3.25%, due 08/04/2005	2,409	2,409
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	2,322	2,322
National Australia Bank
3.25%, due 08/01/2005	6,633	6,633
Royal Bank of Canada
3.25%, due 08/03/2005	3,316	3,316
Royal Bank of Scotland
3.25%, due 08/04/2005	1,658	1,658
Wells Fargo
3.27%, due 08/01/2005	994	994
3.26%, due 08/03/2005	4,145	4,145
Euro Dollar Terms (4.3%)
Bank of Montreal
3.27%, due 08/09/2005	2,156	2,156
Bank of Nova Scotia
3.30%, due 08/10/2005	1,658	1,658
3.43%, due 08/30/2005	4,693	4,693
Barclays
3.42%, due 08/25/2005	2,955	2,955
3.42%, due 09/12/2005	1,658	1,658
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	3,316	3,316
First Tennessee National Corp.
3.22%, due 08/09/2005	896	896
Fortis Bank
3.46%, due 09/15/2005	3,316	3,316
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	829	829
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	1,874	1,874
Rabobank Nederland
3.25%, due 08/08/2005	3,316	3,316
Regions Bank
3.29%, due 08/10/2005	2,268	2,268
Royal Bank of Canada
3.42%, due 09/12/2005	3,316	3,316
Royal Bank of Scotland
3.24%, due 08/08/2005	3,316	3,316
3.25%, due 08/09/2005	2,487	2,487
Societe Generale
3.24%, due 08/09/2005	3,404	3,404
UBS AG
3.37%, due 08/22/2005	4,145	4,145
Wells Fargo
3.45%, due 09/16/2005	3,316	3,316

Promissory Notes (0.8%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	$5,804	$5,804
3.39%, due 12/28/2005	3,482	3,482
Repurchase Agreements (1.8%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $8,799 on 08/01/2005	8,797	8,797
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $908 on 08/01/2005	907	907
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $8,440 on 08/01/2005	8,438	8,438
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,156 on 08/01/2005	2,156	2,156

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds
1-day yield of 3.24%	4,145,360	$4,145
BGI Institutional Money Market Fund
1-day yield of 3.31%	8,019,517	8,020
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	3,296,599	3,297
Total Security Lending Collateral (cost: $158,676)		158,676

Total Investment Securities (cost: $945,565)		$1,211,562

SUMMARY:
Investments, at value	107.4%	$1,211,562
Liabilities in excess of other assets	(7.4)%	(83,856)
Net assets	100.0%	$1,127,706

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)

Swiss Franc	(46,300)	01/27/2006	$(36,737)	$126

NOTES TO SCHEDULE OF INVESTMENTS:

(a)          No dividends were paid during the preceding twelve months.

(b)         At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $154,123.

(c)          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)         Cash collateral for the Repurchase Agreements, valued at $20,703, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A               144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $17,537 or 1.6% of the net assets of the Fund.

ADR                                             American Depositary Receipt

TA IDEX Jennison Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.4%)
Apparel & Accessory Stores (2.4%)
Chico’s FAS, Inc. (a) (b)	67,400	$2,703
Beverages (1.3%)
PepsiCo, Inc.	26,100	1,423
Business Services (2.3%)
eBay, Inc. (a)	60,600	2,532
Chemicals & Allied Products (2.3%)
Lauder (Estee) Cos., Inc. (The)-Class A	25,000	979
Procter & Gamble Co. (b)	27,800	1,547
Commercial Banks (1.1%)
JP Morgan Chase & Co.	36,300	1,276
Communications Equipment (2.3%)
QUALCOMM, Inc.	55,200	2,180
Research In Motion, Ltd. (a)	5,700	403
Computer & Data Processing Services (14.6%)
Adobe Systems, Inc. (b)	66,500	1,971
Electronic Arts, Inc. (a) (b)	35,100	2,022
Google, Inc.-Class A (a) (b)	15,400	4,432
Mercury Interactive Corp. (a) (b)	26,400	1,039
Microsoft Corp.	58,300	1,493
NAVTEQ Corp. (a)	21,800	959
SAP AG, ADR	29,200	1,250
Yahoo!, Inc. (a) (b)	93,000	3,101
Computer & Office Equipment (5.6%)
Apple Computer, Inc. (a)	38,800	1,655
Cisco Systems, Inc. (a)	56,300	1,078
Dell, Inc. (a)	53,600	2,169
EMC Corp. (a)	63,000	862
LG.Philips LCD Co., Ltd., ADR (a)	20,200	465
Cosmetics/Personal Care (0.9%)
Gillette Co. (The)	19,400	1,041
Department Stores (1.5%)
Federated Department Stores, Inc.	21,900	1,662
Electronic & Other Electric Equipment (3.3%)
General Electric Co.	105,300	3,633
Electronic Components & Accessories (7.7%)
Intel Corp.	79,900	2,168
Marvell Technology Group, Ltd. (a) (b)	53,200	2,324
Maxim Integrated Products, Inc.	37,000	1,549
Texas Instruments, Inc.	78,700	2,500
Food & Kindred Products (1.2%)
Cadbury Schweppes PLC, ADR	34,500	1,333
Food Stores (2.6%)
Whole Foods Market, Inc.	20,900	2,853
Furniture & Home Furnishings Stores (0.9%)
Williams-Sonoma, Inc. (a)	22,700	1,002
Health Services (1.6%)
Caremark Rx, Inc. (a)	39,100	1,743

Industrial Machinery & Equipment (1.3%)
Applied Materials, Inc.	77,800	$1,436
Instruments & Related Products (2.3%)
Agilent Technologies, Inc. (a)	35,500	932
Alcon, Inc.	14,700	1,684
Insurance (4.3%)
Cigna Corp.	12,900	1,377
UnitedHealth Group, Inc.	33,200	1,736
WellPoint, Inc. (a)	24,400	1,726
Leather & Leather Products (1.3%)
Coach, Inc. (a)	40,400	1,418
Lumber & Other Building Materials (1.2%)
Lowe’s Cos., Inc.	19,400	1,285
Medical Instruments & Supplies (1.4%)
St. Jude Medical, Inc. (a)	32,300	1,531
Oil & Gas Extraction (3.0%)
Schlumberger, Ltd.	40,300	3,375
Petroleum Refining (1.5%)
Suncor Energy, Inc. (b)	35,300	1,726
Pharmaceuticals (14.0%)
Amgen, Inc. (a) (b)	32,900	2,624
Genentech, Inc. (a)	42,000	3,752
Gilead Sciences, Inc. (a)	31,700	1,420
Lilly (Eli) & Co.	28,300	1,594
Novartis AG, ADR	38,800	1,890
Pfizer, Inc.	23,300	617
Roche Holding AG, ADR (b)	39,838	2,715
Sanofi-Aventis, ADR (b)	24,700	1,070
Restaurants (1.3%)
Starbucks Corp. (a)	28,000	1,471
Retail Trade (0.8%)
Petsmart, Inc.	30,700	913
Rubber & Misc. Plastic Products (1.4%)
NIKE, Inc.-Class B	19,000	1,592
Security & Commodity Brokers (7.0%)
American Express Co.	56,300	3,097
Charles Schwab Corp. (The)	146,500	2,007
Goldman Sachs Group, Inc. (The)	10,800	1,161
Merrill Lynch & Co., Inc.	27,100	1,593
Telecommunications (1.6%)
Nextel Communications, Inc.-Class A (a)	52,700	1,834
Variety Stores (2.4%)
Target Corp.	46,200	2,714
Total Common Stocks (cost: $92,191)		107,637

	Principal	Value
SECURITY LENDING COLLATERAL (17.6%)
Debt (15.9%)
Bank Notes (1.0%)
Bank of America
3.27%, due 10/18/2005 (c)	$411	$411
3.31%, due 06/07/2006 (c)	513	513
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	103	103
3.40%, due 03/10/2006 (c)	103	103
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	411	411
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	327	327

Commercial Paper (1.9%)
Compass Securitization - 144A
3.48%, due 08/31/2005	$428	$428
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	308	308
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	308	308
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	274	274
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	205	205
3.43%, due 08/26/2005	223	223
Ranger Funding - 144A
3.38%, due 08/22/2005	346	346
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	79	79
Euro Dollar Overnight (3.6%)
ABN Amro Bank NV
3.25%, due 08/05/2005	205	205
BNP Paribas
3.26%, due 08/01/2005	411	411
3.25%, due 08/02/2005	205	205
3.27%, due 08/04/2005	205	205
Calyon
3.25%, due 08/02/2005	289	289
Fortis Bank
3.25%, due 08/04/2005	298	298
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	288	288
National Australia Bank
3.25%, due 08/01/2005	821	821
Royal Bank of Canada
3.25%, due 08/03/2005	411	411
Royal Bank of Scotland
3.25%, due 08/04/2005	205	205
Wells Fargo
3.27%, due 08/01/2005	123	123
3.26%, due 08/03/2005	513	513
Euro Dollar Terms (5.4%)
Bank of Montreal
3.27%, due 08/09/2005	267	267
Bank of Nova Scotia
3.30%, due 08/10/2005	205	205
3.43%, due 08/30/2005	581	581
Barclays
3.42%, due 08/25/2005	366	366
3.42%, due 09/12/2005	205	205
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	411	411
First Tennessee National Corp.
3.22%, due 08/09/2005	111	111
Fortis Bank
3.46%, due 09/15/2005	411	411
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	103	103
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	232	232

Rabobank Nederland
3.25%, due 08/08/2005	$411	$411
Regions Bank
3.29%, due 08/10/2005	281	281
Royal Bank of Canada
3.42%, due 09/12/2005	411	411
Royal Bank of Scotland
3.24%, due 08/08/2005	411	411
3.25%, due 08/09/2005	308	308
Societe Generale
3.24%, due 08/09/2005	421	421
UBS AG
3.37%, due 08/22/2005	513	513
Wells Fargo
3.45%, due 09/16/2005	411	411
Promissory Notes (1.0%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	719	719
3.39%, due 12/28/2005	431	431
Repurchase Agreements (2.3%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,090 on 08/01/2005	1,089	1,089
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $112 on 08/01/2005	112	112
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,045 on 08/01/2005	1,045	1,045
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $267 on 08/01/2005	267	267

	Shares	Value
Investment Companies (1.7%)
Money Market Funds (1.7%)
American Beacon Funds
1-day yield of 3.24%	513,314	$513
BGI Institutional Money Market Fund
1-day yield of 3.31%	993,044	993
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	408,213	408
Total Security Lending Collateral (cost: $19,649)		19,649

Total Investment Securities (cost: $111,840)		$127,286

SUMMARY:
Investments, at value	114.0%	$127,286
Liabilities in excess of other assets	(14.0)%	(15,641)
1Net assets	100.0%	$111,645

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $19,119.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $2,564, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,171 or 1.9% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX J.P. Morgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.4%)
Apparel & Accessory Stores (0.3%)
Ltd. Brands	19,900	$485
Apparel Products (3.9%)
Columbia Sportswear Co. (a) (b)	38,500	1,957
V.F. Corp.	81,200	4,794
Automotive (1.6%)
Genuine Parts Co.	25,200	1,154
Harsco Corp.	26,200	1,579
Automotive Dealers & Service Stations (3.0%)
AutoNation, Inc. (a)	62,000	1,339
AutoZone, Inc. (a)	38,800	3,781
Beverages (0.7%)
Brown-Forman Corp.-Class B	19,700	1,151
Business Services (0.5%)
Magellan Health Services, Inc. (a)	23,600	845
Chemicals & Allied Products (6.0%)
Albemarle Corp.	57,000	2,172
Clorox Co.	29,500	1,648
International Flavors & Fragrances, Inc.	36,900	1,399
Lauder (Estee) Cos., Inc. (The)-Class A	43,200	1,691
PPG Industries, Inc.	25,900	1,684
Sherwin-Williams Co. (The) (b)	38,600	1,838
Commercial Banks (6.8%)
Cullen/Frost Bankers, Inc.	20,200	1,012
M&T Bank Corp. (b)	28,100	3,049
North Fork Bancorp, Inc.	126,000	3,451
Northern Trust Corp. (b)	34,300	1,742
TCF Financial Corp.	48,800	1,341
Wilmington Trust Corp.	30,500	1,144
Computer & Data Processing Services (2.1%)
Affiliated Computer Services, Inc.-Class A (a) (b)	25,900	1,294
Computer Associates International, Inc.	48,600	1,334
Interactive Data Corp.	47,500	1,017
Computer & Office Equipment (1.1%)
Lexmark International, Inc. (a)	14,100	884
Pitney Bowes, Inc.	22,500	1,003
Department Stores (1.8%)
May Department Stores Co. (The)	25,200	1,034
TJX Cos., Inc.	86,500	2,034
Electric Services (4.5%)
DPL, Inc.	48,100	1,328
Energy East Corp.	49,200	1,371
PPL Corp.	28,500	1,755
SCANA Corp.	39,400	1,656
Westar Energy, Inc.	69,600	1,693
Electrical Goods (1.7%)
Carlisle Cos., Inc.	29,100	1,916
Hughes Supply, Inc.	35,200	1,000

Electronic & Other Electric Equipment (1.7%)
Ametek, Inc.	33,800	$1,393
Cooper Industries, Ltd.-Class A	23,600	1,524
Environmental Services (1.0%)
Republic Services, Inc.	49,300	1,787
Fabricated Metal Products (2.5%)
Crane Co.	51,100	1,592
Fortune Brands, Inc.	17,100	1,617
Parker Hannifin Corp.	16,800	1,104
Food & Kindred Products (1.4%)
Del Monte Foods Co. (a)	97,500	1,096
Hormel Foods Corp.	46,900	1,389
Furniture & Home Furnishings Stores (0.7%)
Tuesday Morning Corp. (b)	32,600	1,151
Gas Production & Distribution (5.3%)
AGL Resources, Inc.	35,600	1,369
Energen Corp.	40,600	1,425
Kinder Morgan, Inc. (b)	42,900	3,812
Questar Corp.	20,900	1,467
UGI Corp.	39,300	1,153
Health Services (3.9%)
Coventry Health Care, Inc. (a) (b)	46,100	3,261
Manor Care, Inc. (b)	35,500	1,348
Omnicare, Inc.	31,800	1,466
Quest Diagnostics, Inc.	14,200	729
Holding & Other Investment Offices (1.2%)
Istar Financial Inc. REIT	1,400	60
PS Business Parks, Inc.	14,000	650
Rayonier, Inc.	24,500	1,397
Industrial Machinery & Equipment (0.8%)
American Standard Cos., Inc.	32,900	1,457
Insurance (9.2%)
Assurant, Inc.	108,200	3,998
Cincinnati Financial Corp.	31,155	1,284
IPC Holdings, Ltd.	51,600	2,087
MGIC Investment Corp. (b)	23,400	1,605
Old Republic International Corp.	113,200	2,973
PartnerRe, Ltd.	19,900	1,290
Principal Financial Group	26,000	1,143
SAFECO Corp.	27,200	1,494
Insurance Agents, Brokers & Service (0.5%)
Willis Group Holdings, Ltd.	24,300	806
Metal Cans & Shipping Containers (0.9%)
Ball Corp.	42,500	1,613
Mining (1.7%)
Vulcan Materials Co.	42,800	3,006
Motor Vehicles, Parts & Supplies (0.5%)
BorgWarner, Inc.	14,500	843
Oil & Gas Extraction (3.7%)
Burlington Resources, Inc.	41,600	2,667
Devon Energy Corp.	46,900	2,631
Pioneer Natural Resources Company (b)	24,200	1,049
Paper & Allied Products (2.1%)
MeadWestvaco Corp.	58,200	1,701
Pactiv Corp. (a)	88,100	1,940
Petroleum Refining (1.8%)
Ashland, Inc.	24,600	1,512
Marathon Oil Corp.	28,679	1,674
Pharmaceuticals (0.7%)
Sigma-Aldrich Corp.	17,600	1,129

Printing & Publishing (4.4%)
Dex Media, Inc.	67,800	$1,705
Gannett Co., Inc.	35,300	2,575
Knight-Ridder, Inc.	19,600	1,226
Scripps (E.W.) Co. (The)	28,600	1,445
Washington Post-Class B	800	711
Real Estate (1.4%)
Brookfield Properties Co.	54,300	1,575
Forest City Enterprises, Inc.-Class A	22,000	792
Restaurants (2.3%)
Applebees International, Inc.	55,900	1,482
Outback Steakhouse, Inc.	54,000	2,515
Retail Trade (0.9%)
Tiffany & Co. (b)	46,000	1,565
Savings Institutions (2.6%)
Golden West Financial Corp. (b)	45,300	2,950
Webster Financial Corp.	31,000	1,494
Security & Commodity Brokers (1.7%)
Legg Mason, Inc.	13,800	1,410
T. Rowe Price Group, Inc.	22,400	1,486
Telecommunications (4.8%)
ALLTEL Corp. (b)	54,600	3,631
CenturyTel, Inc.	91,900	3,159
Telephone & Data Systems, Inc.	40,600	1,579
Textile Mill Products (0.5%)
Mohawk Industries, Inc. (a)	9,500	834
Variety Stores (1.0%)
Family Dollar Stores, Inc. (b)	65,000	1,677
Wholesale Trade Nondurable Goods (1.2%)
Dean Foods Co. (a)	57,200	2,042
Total Common Stocks (cost: $154,951)		163,120

	Principal	Value
SECURITY LENDING COLLATERAL (14.5%)
Debt (13.1%)
Bank Notes (0.8%)
Bank of America
3.27%, due 10/18/2005 (c)	$523	$523
3.31%, due 06/07/2006 (c)	653	653
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	131	131
3.40%, due 03/10/2006 (c)	131	131
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	523	523
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	416	416
Commercial Paper (1.6%)
Compass Securitization - 144A
3.48%, due 08/31/2005	545	545
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	392	392
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	392	392
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	349	348
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	261	261
3.43%, due 08/26/2005	283	283

Ranger Funding - 144A
3.38%, due 08/22/2005	$440	$440
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	101	101
Euro Dollar Overnight (2.9%)
ABN Amro Bank NV
3.25%, due 08/05/2005	261	261
BNP Paribas
3.26%, due 08/01/2005	523	523
3.25%, due 08/02/2005	261	261
3.27%, due 08/04/2005	261	261
Calyon
3.25%, due 08/02/2005	368	368
Fortis Bank
3.25%, due 08/04/2005	380	379
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	366	366
National Australia Bank
3.25%, due 08/01/2005	1,045	1,045
Royal Bank of Canada
3.25%, due 08/03/2005	523	523
Royal Bank of Scotland
3.25%, due 08/04/2005	261	261
Wells Fargo
3.27%, due 08/01/2005	157	157
3.26%, due 08/03/2005	653	653
Euro Dollar Terms (4.5%)
Bank of Montreal
3.27%, due 08/09/2005	340	340
Bank of Nova Scotia
3.30%, due 08/10/2005	261	261
3.43%, due 08/30/2005	739	739
Barclays
3.42%, due 08/25/2005	466	466
3.42%, due 09/12/2005	261	261
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	523	523
First Tennessee National Corp.
3.22%, due 08/09/2005	141	141
Fortis Bank
3.46%, due 09/15/2005	523	523
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	131	131
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	295	295
Rabobank Nederland
3.25%, due 08/08/2005	523	523
Regions Bank
3.29%, due 08/10/2005	357	357
Royal Bank of Canada
3.42%, due 09/12/2005	523	523
Royal Bank of Scotland
3.24%, due 08/08/2005	523	523
3.25%, due 08/09/2005	392	392
Societe Generale
3.24%, due 08/09/2005	536	536

UBS AG
3.37%, due 08/22/2005	$653	$653
Wells Fargo
3.45%, due 09/16/2005	523	523
Promissory Notes (0.9%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	915	914
3.39%, due 12/28/2005	549	549
Repurchase Agreements (1.9%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,387 on 08/01/2005	1,386	1,386
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $143 on 08/01/2005	143	143
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,330 on 08/01/2005	1,330	1,330
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $340 on 08/01/2005	340	340

	Shares	Value
Investment Companies (1.4%)
Money Market Funds (1.4%)
American Beacon Funds
1-day yield of 3.24%	653,244	$653
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,263,750	1,264
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	519,492	519
Total Security Lending Collateral (cost: $25,005)		25,005

Total Investment Securities (cost: $179,956)		$188,125

SUMMARY:
Investments, at value	108.9%	$188,125
Liabilities in excess of other assets	(8.9)%	(15,355)
Net assets	100.0%	$172,770

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $24,245.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $3,262, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,762 or 1.6% of the net assets of the Fund.

TA IDEX Marsico Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.8%)
Aerospace (4.7%)
General Dynamics Corp.	23,254	$2,679
Lockheed Martin Corp.	28,339	1,768
United Technologies Corp.	34,645	1,756
Air Transportation (3.2%)
FedEx Corp.	50,414	4,239
Beverages (0.4%)
PepsiCo, Inc.	9,870	538
Chemicals & Allied Products (3.2%)
Procter & Gamble Co. (a)	76,729	4,268
Commercial Banks (4.1%)
UBS AG (Foreign Registered)	35,791	2,933
UCBH Holdings, Inc.	37,975	694
Wells Fargo & Co.	28,865	1,771
Communications Equipment (3.5%)
Motorola, Inc.	56,356	1,194
QUALCOMM, Inc.	85,949	3,394
Computer & Data Processing Services (2.9%)
Adobe Systems, Inc. (a)	17,056	506
Google, Inc.-Class A (a) (b)	11,513	3,313
Construction (1.9%)
KB Home	20,585	1,686
MDC Holdings, Inc.	9,079	776
Drug Stores & Proprietary Stores (2.2%)
CVS Corp.	52,566	1,631
Walgreen Co.	26,219	1,255
Electric Services (1.4%)
TXU Corp.	20,711	1,794
Electronic & Other Electric Equipment (4.4%)
General Electric Co.	145,757	5,029
Harman International Industries, Inc.	8,382	720
Health Services (0.9%)
Quest Diagnostics, Inc.	23,320	1,197
Hotels & Other Lodging Places (3.0%)
MGM Mirage, Inc. (b)	37,408	1,700
Wynn Resorts, Ltd. (a) (b)	40,300	2,269
Industrial Machinery & Equipment (3.4%)
Caterpillar, Inc.	82,837	4,466
Insurance (6.8%)
PacifiCare Health Systems, Inc. (a) (b)	7,482	570
UnitedHealth Group, Inc.	159,366	8,335
Lumber & Other Building Materials (3.5%)
Lowe’s Cos., Inc.	69,947	4,632
Medical Instruments & Supplies (4.8%)
Medtronic, Inc.	42,983	2,318
Zimmer Holdings, Inc. (b)	48,421	3,988
Mortgage Bankers & Brokers (2.8%)
Countrywide Financial Corp.	101,299	3,647

Oil & Gas Extraction (1.0%)
Canadian Natural Resources, Ltd.	31,140	$1,295
Personal Credit Institutions (3.6%)
SLM Corp.	92,730	4,775
Pharmaceuticals (15.0%)
Amgen, Inc. (b)	42,554	3,394
Genentech, Inc. (b)	109,435	9,776
Genzyme Corp. (b)	9,813	730
Johnson & Johnson (b)	41,553	2,658
Sanofi-Aventis, ADR (a)	74,032	3,206
Railroads (0.6%)
Burlington Northern Santa Fe Corp.	6,722	365
Union Pacific Corp.	5,490	386
Real Estate (1.0%)
St. Joe Co. (The) (a)	15,962	1,299
Residential Building Construction (2.0%)
Lennar Corp.-Class A	24,130	1,623
Toll Brothers, Inc. (a) (b)	17,170	952
Restaurants (3.7%)
Starbucks Corp. (b)	28,740	1,510
Yum! Brands, Inc.	63,156	3,306
Rubber & Misc. Plastic Products (2.4%)
NIKE, Inc.-Class B	37,081	3,107
Security & Commodity Brokers (3.9%)
Chicago Mercantile Exchange	9,054	2,726
Goldman Sachs Group, Inc. (The)	4,776	513
Lehman Brothers Holdings, Inc.	17,515	1,841
Variety Stores (2.2%)
Target Corp.	49,495	2,908
Water Transportation (1.3%)
Royal Caribbean Cruises, Ltd. (a)	38,889	1,768
Total Common Stocks (cost: $100,009)		123,204

	Principal	Value
SECURITY LENDING COLLATERAL (13.3%)
Debt (12.0%)
Bank Notes (0.7%)
Bank of America
3.27%, due 10/18/2005 (c)	$364	$364
3.31%, due 06/07/2006 (c)	455	455
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	91	91
3.40%, due 03/10/2006 (c)	91	91
Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	364	364
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	290	290
Commercial Paper (1.5%)
Compass Securitization - 144A
3.48%, due 08/31/2005	380	380
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	273	273
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	273	273
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	243	243
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	182	182
3.43%, due 08/26/2005	198	$198

Ranger Funding - 144A
3.38%, due 08/22/2005	$307	$307
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	70	70
Euro Dollar Overnight (2.7%)
ABN Amro Bank NV
3.25%, due 08/05/2005	182	182
BNP Paribas
3.26%, due 08/01/2005	364	364
3.25%, due 08/02/2005	182	182
3.27%, due 08/04/2005	182	182
Calyon
3.25%, due 08/02/2005	256	256
Fortis Bank
3.25%, due 08/04/2005	265	265
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	255	255
National Australia Bank
3.25%, due 08/01/2005	728	728
Royal Bank of Canada
3.25%, due 08/03/2005	364	364
Royal Bank of Scotland
3.25%, due 08/04/2005	182	182
Wells Fargo
3.27%, due 08/01/2005	109	109
3.26%, due 08/03/2005	455	455
Euro Dollar Terms (4.1%)
Bank of Montreal
3.27%, due 08/09/2005	237	237
Bank of Nova Scotia
3.30%, due 08/10/2005	182	182
3.43%, due 08/30/2005	515	515
Barclays
3.42%, due 08/25/2005	325	325
3.42%, due 09/12/2005	182	182
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	364	364
First Tennessee National Corp.
3.22%, due 08/09/2005	99	99
Fortis Bank
3.46%, due 09/15/2005	364	364
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	91	91
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	206	206
Rabobank Nederland
3.25%, due 08/08/2005	364	364
Regions Bank
3.29%, due 08/10/2005	249	249
Royal Bank of Canada
3.42%, due 09/12/2005	364	364
Royal Bank of Scotland
3.24%, due 08/08/2005	364	364
3.25%, due 08/09/2005	273	273
Societe Generale
3.24%, due 08/09/2005	374	374

UBS AG
3.37%, due 08/22/2005	$455	$455
Wells Fargo
3.45%, due 09/16/2005	364	364
Promissory Notes (0.8%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	637	637
3.39%, due 12/28/2005	382	382
Repurchase Agreements (1.7%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $966 on 08/01/2005	966	966
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $100 on 08/01/2005	100	100
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $927 on 08/01/2005	927	927
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $237 on 08/01/2005	237	237

	Shares	Value
Investment Companies (1.3%)
Money Market Funds (1.3%)
American Beacon Funds
1-day yield of 3.24%	455,202	$455
BGI Institutional Money Market Fund
1-day yield of 3.31%	880,622	881
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	361,999	362
Total Security Lending Collateral (cost: $17,424)		17,424

Total Investment Securities (cost: $117,433)		$140,628

SUMMARY:
Investments, at value	107.1%	$140,628
Liabilities in excess of other assets	(7.1)%	(9,305)
Net assets	100.0%	$131,323

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $17,015.

(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $2,273, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $1,926 or 1.5% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX Marsico International Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (2.2%)
Germany (2.2%)
Fresenius AG Preferred	63,948	$8,232
Total Preferred Stocks (cost: $7,067)		8,232

COMMON STOCKS (95.8%)
Austria (1.9%)
Erste Bank der Oesterreichischen Sparkassen AG	140,555	7,176
Bahama Islands (1.4%)
Kerzner International, Ltd. (a)	90,615	5,414
Brazil (1.3%)
Natura Cosmeticos SA	28,800	972
Petroleo Brasileiro SA, ADR (b)	73,931	3,887
Canada (7.3%)
Canadian National Railway Co.	150,495	10,000
Precision Drilling Corp. (a)	123,209	5,208
Shoppers Drug Mart Corp.	213,623	7,144
Talisman Energy, Inc.	119,696	5,242
France (12.9%)
JC Decaux SA (a)	242,288	5,664
Renault SA	40,044	3,678
Sanofi-Aventis	131,753	11,422
Thomson Multimedia SA	407,605	9,261
Total SA	14,744	3,708
Vinci SA	180,343	14,637
Germany (1.0%)
Continental AG	48,387	3,763
Hong Kong (4.6%)
CNOOC, Ltd., ADR (b)	79,893	5,577
Hang Lung Properties, Ltd.	2,491,825	3,959
Shangri-La Asia, Ltd.	4,370,000	7,702
India (2.7%)
ICICI Bank, Ltd., Sponsored ADR	190,519	5,032
Reliance Industries, Ltd., GDR - 144A (b)	158,734	5,137
Indonesia (0.2%)
Bank Rakyat Indonesia	2,164,988	707
Ireland (1.5%)
Anglo Irish Bank Corp. PLC	414,554	5,566

Japan (15.0%)
Astellas Pharma, Inc.	47,300	$1,545
Chugai Pharmaceutical Co., Ltd.	195,000	3,312
Fanuc, Ltd.	57,626	4,115
Keyence Corp.	15,900	3,829
Leopalace21 Corp.	221,488	3,624
Mitsubishi Tokyo Financial Group, Inc.	890	7,499
Murata Manufacturing Co., Ltd.	104,000	5,050
Nippon Electric Glass Co., Ltd.	121,000	1,823
Sumitomo Mitsui Financial Group, Inc.	1,135	7,507
Sumitomo Realty & Development Co., Ltd.	508,000	5,632
Trend Micro, Inc.	106,500	3,831
Yamada Denki Co., Ltd.	153,300	8,689
Mexico (6.3%)
America Movil SA de CV-Class L, ADR	358,482	7,980
Cemex SA de CV, Sponsored ADR	165,482	7,804
Grupo Televisa SA, Sponsored ADR	117,195	7,731
Singapore (2.0%)
Capitaland, Ltd.	4,444,000	7,576
South Africa (1.1%)
Sasol, Ltd.	138,835	4,165
South Korea (5.2%)
Hyundai Motor Co., Sponsored GDR - 144A (b)	232,810	8,061
Samsung Electronics Co., Ltd., GDR - 144A (b)	27,659	7,627
SK Telecom Co., Ltd., ADR (b)	178,105	3,824
Sweden (3.5%)
ForeningsSparbanken AB	167,977	3,987
Telefonaktiebolaget LM Ericsson, ADR (a) (b)	271,315	9,322
Switzerland (12.8%)
Lonza Group AG	166,770	9,238
Novartis AG	76,088	3,714
Roche Holding AG-Genusschein	146,678	20,008
UBS AG	185,016	15,255
United Kingdom (14.0%)
ARM Holdings PLC	2,651,455	5,557
British Energy Group PLC (a)	521,113	3,942
Carphone Warehouse Group PLC	606,714	1,966
Diageo PLC	435,417	6,027
EMI Group PLC	961,150	4,092
Enterprise Inns PLC	909,956	13,109
Intercontinental Hotels Group PLC	740,940	9,447
Reckitt Benckiser PLC	278,780	8,395
United States (1.1%)
Wynn Resorts, Ltd. (a) (b)	71,212	4,009
Total Common Stocks (cost: $345,204)		360,148

	Principal	Value
SECURITY LENDING COLLATERAL (10.9%)
Debt (9.9%)
Bank Notes (0.6%)
Bank of America
3.27%, due 10/18/2005 (c)	$860	$860
3.31%, due 06/07/2006 (c)	1,075	1,075
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	215	215
3.40%, due 03/10/2006 (c)	215	215

Certificates of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	$860	$860
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	684	684
Commercial Paper (1.2%)
Compass Securitization - 144A
3.48%, due 08/31/2005	897	897
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	645	645
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	645	645
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	573	573
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	430	430
3.43%, due 08/26/2005	466	466
Ranger Funding - 144A
3.38%, due 08/22/2005	724	724
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	166	166
Euro Dollar Overnight (2.2%)
ABN Amro Bank NV
3.25%, due 08/05/2005	430	430
BNP Paribas
3.26%, due 08/01/2005	860	860
3.25%, due 08/02/2005	430	430
3.27%, due 08/04/2005	430	430
Calyon
3.25%, due 08/02/2005	605	605
Fortis Bank
3.25%, due 08/04/2005	624	624
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	602	602
National Australia Bank
3.25%, due 08/01/2005	1,720	1,720
Royal Bank of Canada
3.25%, due 08/03/2005	860	860
Royal Bank of Scotland
3.25%, due 08/04/2005	430	430
Wells Fargo
3.27%, due 08/01/2005	258	258
3.26%, due 08/03/2005	1,075	1,075
Euro Dollar Terms (3.4%)
Bank of Montreal
3.27%, due 08/09/2005	559	559
Bank of Nova Scotia
3.30%, due 08/10/2005	430	430
3.43%, due 08/30/2005	1,217	1,216
Barclays
3.42%, due 08/25/2005	766	766
3.42%, due 09/12/2005	430	430

Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	$860	$860
First Tennessee National Corp.
3.22%, due 08/09/2005	232	232
Fortis Bank
3.46%, due 09/15/2005	860	860
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	215	215
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	486	486
Rabobank Nederland
3.25%, due 08/08/2005	860	860
Regions Bank
3.29%, due 08/10/2005	588	588
Royal Bank of Canada
3.42%, due 09/12/2005	860	860
Royal Bank of Scotland
3.24%, due 08/08/2005	860	860
3.25%, due 08/09/2005	645	645
Societe Generale
3.24%, due 08/09/2005	882	882
UBS AG
3.37%, due 08/22/2005	1,075	1,075
Wells Fargo
3.45%, due 09/16/2005	860	860
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,505	1,505
3.39%, due 12/28/2005	903	903
Repurchase Agreements (1.4%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,281 on 08/01/2005	2,281	2,281
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $235 on 08/01/2005	235	235
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,188 on 08/01/2005	2,187	2,187
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $559 on 08/01/2005	559	559

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 3.24%	1,074,809	$1,075
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,079,300	2,079

Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	854,742	$855
Total Security Lending Collateral (cost: $41,142)		41,142
Total Investment Securities (cost: $393,413)		$409,522

SUMMARY:
Investments, at value	108.9%	$409,522
Liabilities in excess of other assets	(8.9)%	(33,436)
Net assets	100.0%	$376,086

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	14.0%	$52,729
Pharmaceuticals	12.8%	48,233
Hotels & Other Lodging Places	7.1%	26,572
Oil & Gas Extraction	6.4%	24,079
Chemicals & Allied Products	6.3%	23,742
Electronic & Other Electric Equipment	4.5%	16,888
Real Estate	4.5%	16,832
Electronic Components & Accessories	4.4%	16,545
Construction	3.9%	14,637
Telecommunications	3.7%	13,770
Restaurants	3.5%	13,109

Automotive	3.1%	$11,739
Railroads	2.7%	10,000
Communications Equipment	2.5%	9,322
Radio, Television & Computer Stores	2.3%	8,689
Stone, Clay & Glass Products	2.1%	7,804
Radio & Television Broadcasting	2.1%	7,731
Drug Stores & Proprietary Stores	1.9%	7,144
Beer, Wine & Distilled Beverages	1.6%	6,027
Business Services	1.5%	5,664
Amusement & Recreation Services	1.1%	4,092
Residential Building Construction	1.0%	3,959
Electric Services	1.0%	3,942
Computer & Data Processing Services	1.0%	3,831
Instruments & Related Products	1.0%	3,829
Rubber & Misc. Plastic Products	1.0%	3,763
Petroleum Refining	1.0%	3,708
Investments, at value	98.0%	368,380
Short-Term Investments	10.9%	41,142
Liabilities in excess of other assets	(8.9)%	(33,436)
Net Assets	100.0%	$376,086

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  No dividends were paid during the preceding twelve months.

(b)                                 At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $39,949.

(c)                                  Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                 Cash collateral for the Repurchase Agreements, valued at $5,368, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                                  Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $25,371 or 6.7% of the net assets of the Fund.

TA IDEX Mercury Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Aerospace (3.1%)
Goodrich Corp. (a)	77,000	$3,406
Lockheed Martin Corp.	50,000	3,120
Northrop Grumman Corp.	73,000	4,048
Apparel & Accessory Stores (2.1%)
American Eagle Outfitters	110,000	3,625
Nordstrom, Inc.	90,000	3,331
Automotive (0.2%)
Ford Motor Co.	66,000	709
Automotive Dealers & Service Stations (0.9%)
AutoNation, Inc. (b)	143,000	3,087
Business Services (1.6%)
Equifax, Inc.	81,000	2,948
Omnicom Group, Inc. (a)	30,000	2,546
Chemicals & Allied Products (1.5%)
Eastman Chemical Co.	26,000	1,440
Monsanto Co.	53,000	3,571
Commercial Banks (5.4%)
Bank of America Corp.	75,000	3,270
Citigroup, Inc.	341,000	14,834
Communications Equipment (0.2%)
Motorola, Inc.	29,000	614
Computer & Data Processing Services (7.2%)
Activision, Inc. (b)	29,333	597
Checkfree Corp. (a) (b)	39,000	1,321
Compuware Corp. (b)	466,000	3,928
Fair Isaac Corp.	76,000	2,860
McAfee, Inc. (b)	47,000	1,476
NCR Corp. (b)	26,000	902
Oracle Corp. (b)	236,000	3,205
Sabre Holdings Corp.	141,000	2,707
Sun Microsystems, Inc. (b)	854,000	3,279
Sybase, Inc. (b)	53,000	1,128
VeriSign, Inc. (b)	105,000	2,763
Computer & Office Equipment (4.7%)
Apple Computer, Inc. (b)	80,000	3,412
EMC Corp. (b)	225,000	3,080
Hewlett-Packard Co.	295,000	7,263
Storage Technology Corp. (b)	60,000	2,204
Construction (0.9%)
Centex Corp.	40,000	2,959
Department Stores (2.5%)
Dillard’s, Inc.-Class A	30,000	686
Federated Department Stores, Inc. (a)	53,000	4,021
JC Penney Co., Inc.	67,000	3,761
Electric Services (1.6%)
American Electric Power Co., Inc.	106,000	4,102
CMS Energy Corp. (a) (b)	5,000	79
Northeast Utilities	62,000	1,338

Electrical Goods (1.1%)
Avnet, Inc. (a) (b)	139,000	$3,639
Electronic & Other Electric Equipment (0.9%)
Energizer Holdings, Inc. (a) (b)	45,000	2,876
Electronic Components & Accessories (0.8%)
QLogic Corp. (b)	92,000	2,857
Food & Kindred Products (1.1%)
Archer-Daniels-Midland Co.	24,000	551
PepsiAmericas, Inc. (a)	117,000	3,016
Gas Production & Distribution (0.0%)
Williams Cos., Inc. (The)	8,000	170
Health Services (2.3%)
Caremark Rx, Inc. (b)	83,000	3,700
HCA, Inc.	56,000	2,758
Manor Care, Inc.	34,000	1,291
Universal Health Services, Inc.-Class B (a)	1,000	52
Hotels & Other Lodging Places (1.0%)
MGM Mirage, Inc. (b)	76,000	3,454
Instruments & Related Products (1.5%)
Rockwell Automation, Inc.	48,000	2,472
Xerox Corp. (a) (b)	207,000	2,734
Insurance (13.5%)
Aetna, Inc.	47,000	3,638
Allstate Corp. (The)	91,000	5,575
American Financial Group, Inc.	53,000	1,794
Chubb Corp.	49,000	4,352
Cigna Corp.	39,000	4,163
HCC Insurance Holdings, Inc.	15,000	416
Loews Corp.	43,000	3,596
MGIC Investment Corp.	14,000	960
PacifiCare Health Systems, Inc. (a) (b)	46,000	3,505
Principal Financial Group	94,000	4,131
Progressive Corp. (The)	35,000	3,489
SAFECO Corp.	68,000	3,736
St. Paul Travelers Cos., Inc. (The)	77,000	3,390
UnumProvident Corp.	140,000	2,681
Insurance Agents, Brokers & Service (1.4%)
Hartford Financial Services Group, Inc. (The)	57,000	4,592
Iron & Steel Foundries (0.3%)
Precision Castparts Corp.	13,000	1,170
Life Insurance (4.0%)
Lincoln National Corp.	64,000	3,091
Metlife, Inc.	95,000	4,668
Nationwide Financial Services-Class A	14,000	554
Prudential Financial, Inc.	77,000	5,151
Metal Mining (0.9%)
Phelps Dodge Corp.	29,000	3,087
Mortgage Bankers & Brokers (1.2%)
Countrywide Financial Corp.	110,000	3,960
Oil & Gas Extraction (9.8%)
Anadarko Petroleum Corp.	52,000	4,594
Apache Corp.	56,000	3,830
Burlington Resources, Inc.	78,000	5,001
Devon Energy Corp.	88,000	4,936
Kerr-McGee Corp.	50,000	4,011
Noble Energy, Inc.	29,000	2,393
Occidental Petroleum Corp.	63,000	5,184
Unocal Corp.	45,000	2,918

Petroleum Refining (14.1%)
Amerada Hess Corp.	35,000	$4,125
ConocoPhillips	130,000	8,137
Exxon Mobil Corp.	383,000	22,501
Marathon Oil Corp.	78,000	4,552
Sunoco, Inc.	29,000	3,646
Valero Energy Corp.	54,000	4,470
Pharmaceuticals (3.9%)
AmerisourceBergen Corp.	53,000	3,805
Invitrogen Corp. (b)	27,000	2,316
McKesson Corp.	55,000	2,475
Pfizer, Inc.	168,000	4,452
Primary Metal Industries (1.1%)
Nucor Corp. (a)	64,000	3,549
Railroads (0.7%)
CSX Corp.	50,000	2,277
Residential Building Construction (2.0%)
Lennar Corp.-Class A	53,000	3,565
Ryland Group, Inc. (a)	41,000	3,313
Savings Institutions (0.1%)
Astoria Financial Corp.	16,000	447
Security & Commodity Brokers (3.6%)
AG Edwards, Inc.	72,000	3,190
Bear Stearns Cos. Inc. (The)	37,000	3,778
Lehman Brothers Holdings, Inc. (a)	48,000	5,046
Stone, Clay & Glass Products (0.8%)
Owens-IIlinois, Inc. (b)	112,000	2,873
Telecommunications (0.4%)
Qwest Communications International (a) (b)	328,000	1,253
Trucking & Warehousing (1.1%)
Yellow Roadway Corp. (a) (b)	69,000	3,651
Total Common Stocks (cost: $309,930)		335,177

	Principal	Value
SECURITY LENDING COLLATERAL (8.9%)
Debt (8.1%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$631	$631
3.31%, due 06/07/2006 (c)	789	789
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	158	158
3.40%, due 03/10/2006 (c)	158	158
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	631	631
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	502	502
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	659	659
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	473	473
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	473	473
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	421	421
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	316	316

3.43%, due 08/26/2005	$342	$342
Ranger Funding - 144A
3.38%, due 08/22/2005	532	532
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	122	122
Euro Dollar Overnight (1.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	316	316
BNP Paribas
3.26%, due 08/01/2005	631	631
3.25%, due 08/02/2005	316	316
3.27%, due 08/04/2005	316	316
Calyon
3.25%, due 08/02/2005	444	444
Fortis Bank
3.25%, due 08/04/2005	459	459
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	442	442
National Australia Bank
3.25%, due 08/01/2005	1,263	1,263
Royal Bank of Canada
3.25%, due 08/03/2005	631	631
Royal Bank of Scotland
3.25%, due 08/04/2005	316	316
Wells Fargo
3.27%, due 08/01/2005	189	189
3.26%, due 08/03/2005	789	789
Euro Dollar Terms (2.8%)
Bank of Montreal
3.27%, due 08/09/2005	410	410
Bank of Nova Scotia
3.30%, due 08/10/2005	316	316
3.43%, due 08/30/2005	893	893
Barclays
3.42%, due 08/25/2005	563	563
3.42%, due 09/12/2005	316	316
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	631	631
First Tennessee National Corp.
3.22%, due 08/09/2005	171	171
Fortis Bank
3.46%, due 09/15/2005	631	631
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	158	158
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	357	357
Rabobank Nederland
3.25%, due 08/08/2005	631	631
Regions Bank
3.29%, due 08/10/2005	432	432
Royal Bank of Canada
3.42%, due 09/12/2005	631	631
Royal Bank of Scotland
3.24%, due 08/08/2005	631	631
3.25%, due 08/09/2005	473	473
Societe Generale
3.24%, due 08/09/2005	648	648

UBS AG
3.37%, due 08/22/2005	$789	$789
Wells Fargo
3.45%, due 09/16/2005	631	631
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,105	1,105
3.39%, due 12/28/2005	663	663
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,675 on 08/01/2005	1,675	1,675
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $173 on 08/01/2005	173	173
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,607 on 08/01/2005	1,606	1,606
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $411 on 08/01/2005	410	410

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American Beacon Funds
1-day yield of 3.24%	789,162	$789
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,526,694	1,527
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	627,581	628
Total Security Lending Collateral (cost: $30,207)		30,207

Total Investment Securities (cost: $340,137)		$365,384

SUMMARY:
Investments, at value	108.4%	$365,384
Liabilities in excess of other assets	(8.4)%	(28,423)
Net assets	100.0%	$336,961

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $29,200.

(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $3,941, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated $3,338 or 1.0% of the net assets of the Fund.

TA IDEX PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (97.2%)
U.S. Treasury Bond
6.63%, due 02/15/2027	$900	$1,154
U.S. Treasury Inflation Indexed Bond
3.38%, due 01/15/2007	20,616	21,169
3.63%, due 01/15/2008	23,948	25,101
3.88%, due 01/15/2009	57,851	62,118
0.88%, due 04/15/2010	14,265	13,703
3.50%, due 01/15/2011	31,501	34,310
3.38%, due 01/15/2012	497	545
3.00%, due 07/15/2012	45,956	49,528
1.88%, due 07/15/2013	65,737	65,932
2.00%, due 01/15/2014	59,555	60,204
2.00%, due 07/15/2014	64,361	65,054
1.88%, due 07/15/2015	2,599	2,594
2.38%, due 01/15/2025	43,423	45,842
3.63%, due 04/15/2028	34,619	44,696
3.88%, due 04/15/2029	53,503	72,219
3.38%, due 04/15/2032	1,095	1,424
Total U.S. Government Obligations (cost: $569,784)		565,593

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.9%)
FNMA
3.24%, due 09/07/2006 (a)	22,600	22,591
3.31%, due 09/21/2006 (a)	10,500	10,492
FNMA, Series 2003-63, Class FA
3.61%, due 08/25/2034 (a)	1,462	1,459
Total U.S. Government Agency Obligations (cost: $34,535)		34,542

FOREIGN GOVERNMENT OBLIGATIONS (3.2%)
Canada Government
3.00%, due 12/01/2036	414	421
French Republic
5.75%, due 10/25/2032	500	813
Kingdom of Spain
5.75%, due 07/30/2032	3,600	5,843
Republic of Brazil
8.00%, due 04/15/2014	528	535
Republic of Germany
6.25%, due 01/04/2030	3,700	6,309
Russian Federation
5.00%, due 03/31/2030 (b)	4,200	4,657
Total Foreign Government Obligations (cost: $18,609)		18,578

MORTGAGE-BACKED SECURITIES (1.8%)
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class AII
3.87%, due 02/25/2033 (a)	$49	$49
Bank of America Mortgage Securities, Series 2004-1, Class 5A1
6.50%, due 09/25/2033	184	186
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1A
3.24%, due 06/25/2035 (a)	197	196
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2
4.71%, due 04/25/2035 (a)	4,303	4,302
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1, 144A
3.65%, due 06/25/2035 (a)	688	686
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2
3.68%, due 06/25/2045 (a)	2,480	2,476
GSAMP Trust, Series 2004-SEA2, Class A2A
3.60%, due 03/25/2034 (a)	423	423
Quest Trust, Series 2005-X1, Class A1, 144A
3.49%, due 03/25/2035 (a)	279	279
Residential Asset Mortgage Product, Inc., Series 2004-RS9, Class AII1
3.62%, due 09/25/2013 (a)	1,266	1,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-6XS, Class A1
3.43%, due 03/25/2035 (a)	561	561
Truman Capital Mortgage Loan Trust, Series 2004-1, Class A1-144A
3.65%, due 01/25/2034 (a)	136	136
Wells Fargo Home Equity Trust, Series 2004-2, Class AIII1
3.47%, due 06/25/2019 (a)	57	57
Total Mortgage-Backed Securities (cost: $10,626)		10,616

ASSET-BACKED SECURITIES (0.5%)
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	1,137	1,127
Equity One ABS, Inc., Series 2004-1, Class AV2
3.61%, due 04/25/2034 (a)	639	640
Redwood Capital, Ltd., Series 2003-3-144A
7.35%, due 01/09/2006 (a) (f)	300	300
Redwood Capital, Ltd., Series 2003-4-144A
5.80%, due 01/09/2006 (a) (f)	300	300
Sequoia Mortgage Trust, Series 5, Class A
3.77%, due 10/19/2026 (a)	642	642
Total Asset-Backed Securities (cost: $3,019)		3,009

CORPORATE DEBT SECURITIES (4.5%)
Automotive (1.2%)
DaimlerChrysler North America Holding Corp.
3.61%, due 03/07/2007 (a)	2,800	2,792
General Motors Acceptance Corp.
4.51%, due 01/16/2007 (a)	4,200	4,154
Business Credit Institutions (0.4%)
General Electric Capital Corp.
3.39%, due 03/04/2008 (a)	2,300	2,300
Insurance (0.0%)
Residential Reinsurance, Ltd.-144A
7.35%, due 06/08/2006 (a) (f)	300	299

Personal Credit Institutions (1.8%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	$1,000	$1,010
4.22%, due 11/16/2006 (a)	1,700	1,695
4.39%, due 03/21/2007 (a)	2,900	2,867
General Motors Acceptance Corp.
4.15%, due 05/18/2006 (a)	1,500	1,494
Toyota Motor Credit Corp.
3.35%, due 09/18/2006 (a)	3,500	3,499
Revenue-Miscellaneous (0.1%)
New Hampshire Municipal Bond Bank, Series B
5.00%, due 08/15/2013	500	547
Revenue-Tobacco (0.1%)
Tobacco Settlement Financing Corp., RI
6.00%, due 06/01/2023	600	637
Security & Commodity Brokers (0.9%)
Goldman Sachs Group, Inc.
3.78%, due 06/28/2010 (a)	3,000	3,003
Goldman Sachs Group, Inc., Series E
3.53%, due 08/01/2006 (a)	2,100	2,100
Total Corporate Debt Securities (cost: $26,267)		26,397

	Shares	Value
PREFERRED STOCKS (0.1%)
Business Credit Institutions (0.1%)
Fannie Mae	13,100	$726
Total Preferred Stocks (cost: $655)		726

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Bill
2.91%, due 09/15/2005 (c) (d)	$80	$80
2.95%, due 09/15/2005 (c) (d)	185	184
3.00%, due 09/15/2005 (c) (d)	20	20
3.03%, due 09/15/2005 (c) (d)	70	70
3.05%, due 09/15/2005 (c) (d)	110	110
3.16%, due 09/15/2005 (c) (d)	110	109
Total Short-Term U.S. Government Obligations (cost: $573)		573

COMMERCIAL PAPER (1.7%)
Commercial Banks (1.7%)
UBS Finance Delaware LLC
3.59%, due 11/21/2005	700	692
3.60%, due 11/21/2005	400	396
3.61%, due 11/23/2005	700	692
3.63%, due 11/28/2005	5,800	5,729
3.64%, due 11/28/2005	2,200	2,173
Total Commercial Paper (cost: $9,682)		9,682

Total Investment Securities (cost: $673,750)		$669,716

	Contracts (e)	Value
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Futures	107	$(2)
Call Strike $115.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures	181	(3)
Call Strike $116.00
Expires 08/26/2005
Put Options (0.0%)
U.S. 10 Year Treasury Note Futures	136	(38)
Put Strike $110.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures	83	(54)
Put Strike $111.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures	69	(81)
Put Strike $110.00
Expires 11/22/2005
Total Written Options (premiums: $151)		(178)

SUMMARY:
Investments, at value	115.0%	$669,716
Written options	0.0%	(178)
Liabilities in excess of other assets	(15.0)%	(87,551)
Net assets	100.0%	$581,987

SWAP AGREEMENTS:

	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)

Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate).
Counterparty: Barclays Bank PLC	6/17/10	$5,700	$425

Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate).
Counterparty: Citibank N.A.	6/17/10	8,000	564

Receive a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Bank of America, N.A.	12/15/15	16,800	544

Receive a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Goldman Sachs Capital Markets, LP	12/15/15	19,100	495

Receive a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: JP Morgan & Chase	12/15/15	8,400	272

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate).
Counterparty: UBS AG	12/15/07	3,800	(23)

Receive a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%.
Counterparty: Barclays Bank PLC	12/15/15	3,500	50

Receive a fixed rate equal to 4.00% and pay a floating rate based on 3-month United States Dollar - LIBOR (London Interbank Offered Rate).
Counterparty: Goldman Sachs Capital Markets, LP	12/15/07	3,100	(19)

Total Swap Agreements (premium -$2,270)		$68,400	$2,308

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)

Canadian Dollar	(487)	8/30/2005	$(404)	$6
Euro	(10,793)	8/25/2005	(13,128)	3
			$(13,532)	$9

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)

10 Year U.S. Treasury Note	(125)	09/30/2005	$(13,873)	$216
5-Year U.S. Treasury Note	286	09/30/2005	30,661	(121)
Euro-BUND	(32)	09/12/2005	(4,761)	5
U.S. Treasury Bond	17	09/30/2005	1,960	(67)
			$13,987	$33

NOTES TO SCHEDULE OF INVESTMENTS:
(a)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(b)	Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(c)

At July 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2005, is $279.

(d)

At July 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at July 31, 2005 is $294.

(e)	Contract amounts are not in thousands.

(f)	Security is deemed to be illiquid.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,000 or 0.3% of the net assets of the Fund.

TA IDEX PIMCO Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (17.1%)
U.S. Treasury Bond
8.75%, due 05/15/2017 (a)	$1,313	$1,834
7.88%, due 02/15/2021	200	274
8.13%, due 05/15/2021	600	842
8.00%, due 11/15/2021	2,000	2,793
6.00%, due 02/15/2026	530	631
5.25%, due 02/15/2029	500	552
U.S. Treasury Inflation Indexed Bond
1.88%, due 07/15/2013	159	159
2.00%, due 07/15/2014	516	521
1.88%, due 07/15/2015	2,399	2,394
2.38%, due 01/15/2025	371	392
U.S. Treasury Note
4.88%, due 02/15/2012 (a)	11,225	11,676
4.25%, due 08/15/2013 (a)	5,200	5,207
Total U.S. Government Obligations (cost: $27,565)		27,275

U.S. GOVERNMENT AGENCY OBLIGATIONS (41.1%)
FHLMC
6.50%, due 03/15/2029	16	16
6.50%, due 04/15/2029	22	22
6.50%, due 07/25/2043	64	67
FHLMC, Series 2572, Class HA
5.00%, due 06/15/2013	124	125
FNMA
5.50%, due 07/01/2016	321	328
5.50%, due 12/01/2016	103	106
5.50%, due 01/01/2017	121	123
5.50%, due 02/01/2017	127	130
5.50%, due 05/01/2017	147	150
5.00%, due 11/01/2017	852	855
5.00%, due 02/01/2018	266	266
5.00%, due 03/01/2018	830	832
5.00%, due 05/01/2018	50	50
5.00%, due 06/01/2018	1,166	1,169
5.00%, due 08/01/2018	228	228
5.00%, due 05/01/2019	359	360
5.00%, due 09/01/2019	286	286
5.00%, due 11/01/2019	979	981
5.00%, due 12/01/2019	330	331
4.60%, due 01/01/2028 (b)	144	148
5.50%, due 11/01/2032	2,831	2,848
5.50%, due 01/01/2033	867	872
5.16%, due 04/01/2033 (b)	50	50
5.50%, due 04/01/2033	5,803	5,836
5.50%, due 07/01/2033	241	243
5.50%, due 08/01/2033	264	265

5.50%, due 11/01/2033	$61	$61
5.50%, due 01/01/2034	617	620
5.50%, due 04/01/2034	5,847	5,881
5.50%, due 05/01/2034	3,258	3,277
5.50%, due 06/01/2034	47	48
5.50%, due 09/01/2034	394	396
5.50%, due 11/01/2034	3,030	3,046
5.50%, due 01/01/2035	4,520	4,545
5.50%, due 02/01/2035	15,249	15,335
5.50%, due 03/01/2035	1,186	1,192
5.50%, due 04/01/2035	1,816	1,826
5.50%, due 05/01/2035	1,903	1,913
FNMA- August TBA
5.00%, due 08/01/2020	500	501
5.50%, due 08/01/2035	5,500	5,528
FNMA, Series 2003-88 TB
3.00%, due 08/25/2009	97	97
GNMA
6.50%, due 07/15/2023	8	9
6.50%, due 02/15/2028	270	283
6.50%, due 06/15/2029	324	339
6.50%, due 01/15/2030	11	12
5.50%, due 03/15/2032	88	89
5.50%, due 12/15/2032	210	213
5.50%, due 12/15/2033	424	430
5.50%, due 02/15/2034	1,686	1,707
GNMA- August TBA
5.50%, due 08/01/2034	1,500	1,518
GNMA, Series 2020-40
6.50%, due 06/20/2032	49	51
Total U.S. Government Agency Obligations (cost: $65,811)		65,604

FOREIGN GOVERNMENT OBLIGATIONS (8.2%)
Canada Government
0.70%, due 03/20/2006	48,000	430
French Republic
4.00%, due 04/25/2055	200	254
French T-Bill, Zero Coupon
0.00%, due 09/22/2005	2,000	2,422
Hong Kong Government -144A
5.13%, due 08/01/2014	400	408
Italian Republic
0.38%, due 10/10/2006	80,000	717
Kingdom of Spain
3.10%, due 09/20/2006	30,000	277
5.75%, due 07/30/2032	102	166
Kingdom of the Netherlands
0.00%, due 08/31/2005	2,600	3,154
Malaysia Government
7.50%, due 07/15/2011	10	11
Republic of Brazil
4.25%, due 04/15/2006 (b)	144	144
11.50%, due 03/12/2008	122	139
4.31%, due 04/15/2009 (b)	259	256
9.23%, due 06/29/2009 (b)	350	405
11.00%, due 01/11/2012	200	235
4.31%, due 04/15/2012 (b)	264	256
8.00%, due 04/15/2014	264	268

11.00%, due 08/17/2040	$150	$176
Republic of Panama
8.25%, due 04/22/2008	390	423
Republic of Peru
9.13%, due 02/21/2012	90	106
9.13%, due 02/21/2012	80	94
5.00%, due 03/07/2017 (b)	149	142
Republic of South Africa
5.25%, due 05/16/2013	90	120
6.50%, due 06/02/2014	200	217
Russian Federation
8.25%, due 03/31/2010	750	815
5.00%, due 03/31/2030 (c)	1,109	1,230
United Mexican States
3.84%, due 01/13/2009 (b)	65	66
9.88%, due 02/01/2010	75	90
6.38%, due 01/16/2013	75	79
Total Foreign Government Obligations (cost: $12,872)		13,100

MORTGAGE-BACKED SECURITIES (0.9%)
Bank of America Mortgage Securities, Series 2002-K, Class 2A1
5.55%, due 10/20/2032 (b)	77	77
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class VIA
5.94%, due 06/25/2032 (b)	12	13
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1
4.25%, due 01/25/2034 (b)	299	297
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1
4.85%, due 01/25/2034 (b)	90	88
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1
4.72%, due 01/25/2034 (b)	144	141
Centex Home Equity, Series 2004-A, Class AV2
3.74%, due 01/25/2034 (b)	64	65
Countrywide Alternative Loan Trust, Series 2003-J11, Class 4A1
6.00%, due 10/25/2032	23	23
Countrywide Asset-Backed Certificates, Series 2005-SD1, Class A1A - 144A
3.46%, due 05/25/2035 (b)	121	121
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30, Class M
3.88%, due 10/19/2032 (b)	129	129
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 1A2
3.58%, due 05/25/2034 (b)	36	35
Credit Suisse First Boston Mortgage Securities Corp., Series 2002, Class P-3 -144A
1.90%, due 08/25/2033 (b)	213	214
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1, Class A1
1.53%, due 03/28/2032	8	8
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P2A, Class A2
2.14%, due 03/25/2032	81	80
Home Equity Asset Trust, Series 2002-1, Class A4
3.61%, due 11/25/2032 (b)	1	1

KBC Bank Fund Trust III Preferred -144A
9.86%, due 11/29/2049 (d) (q)	$15		$18
Merrill Lynch Mortgage Investors, Inc., Series 2002-AFC1, Class AV1
3.46%, due 04/25/2031 (b)	—	(n)	—	(n)
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
6.50%, due 03/25/2032	22		22
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A-1
3.59%, due 09/19/2032 (b)	152		152
Structured Asset Securities Corp., Series 2002-HF1, Class A
3.60%, due 01/25/2033 (b)	4		4
Structured Asset Securities Trust, Series 2002-BC4, Class A
3.60%, due 07/25/2032 (b)	4		4
Total Mortgage-Backed Securities (cost: $1,509)			1,492

ASSET-BACKED SECURITIES (3.0%)
Bear Stearns Asset Backed Securities, Inc., Series 2002-2, Class A1
3.64%, due 10/25/2032 (b)	33		33
Credit-Based Asset Servicing and Securitization, Series 2002-CB6, Class 2A1
3.81%, due 01/25/2033 (b)	2		2
First Horizon Asset Securities, Inc., Series 2000-H, Class IA
7.00%, due 09/25/2030	1		1
Morgan Stanley ABS Capital I, Series 2003-HE2, Class A2
3.65%, due 08/25/2033 (b)	74		75
Park Place Securities, Inc., Series 2004-MCW1, Class A3
3.51%, due 10/25/2034 (b)	14		14
Protective Life US Funding Trust - 144A
3.57%, due 09/26/2005 (b)	280		280
Quest Trust, Series 2004-X2, Class A - 144A
3.87%, due 06/25/2034 (b)	104		104
Rabobank Capital Funding II - 144A
5.26%, due 12/31/2049 (e)	210		211
Rabobank Capital Funding Trust - 144A
5.25%, due 12/31/2049 (f)	280		280
RACERS Series 1997-R-8-3-144A
3.57%, due 08/15/2007 (b) (q)	300		287
Sequoia Mortgage Trust, Series 10, Class 2A1
3.64%, due 10/20/2027 (b)	264		265
Small Business Administration Participation, Series 2003-201
5.13%, due 09/01/2023	92		94
Small Business Administration, Series 2004-20C
4.34%, due 03/01/2024	566		553
Small Business Administration, Series 2004-P10, Class A
4.50%, due 02/10/2014	284		282
Washington Mutual, Series 2000-3, Class A
4.00%, due 12/25/2040 (b)	142		141
Washington Mutual, Series 2002-AR10, Class A6
4.82%, due 10/25/2032 (b)	24		24
Washington Mutual, Series 2002-AR2, Class A
3.77%, due 02/27/2034 (b)	51		51
Washington Mutual, Series 2003-R1, Class A1
3.73%, due 12/25/2027 (b)	2,078		2,076
Total Asset-Backed Securities (cost: $4,800)			4,773

CORPORATE DEBT SECURITIES (9.3%)
Air Transportation (0.4%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	$200	$208
UAL Corp.
6.20%, due 09/01/2008	290	279
6.60%, due 09/01/2013	126	125
Automotive (0.8%)
DaimlerChrysler North America Holding Corp.
3.61%, due 03/07/2007 (b)	800	798
6.50%, due 11/15/2013	160	172
General Motors Corp.
8.38%, due 07/15/2033 (a)	325	293
Commercial Banks (0.5%)
Export-Import Bank of China-144A
5.25%, due 07/29/2014	250	254
4.88%, due 07/21/2015	150	147
HSBC Capital Funding LP - 144A
10.18%, due 12/31/2049 (g)	150	234
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (h)	150	149
Communication (0.2%)
Continental Cablevision, Inc.
8.30%, due 05/15/2006	100	103
CSC Holdings, Inc.
7.63%, due 04/01/2011	150	151
Electric Services (0.4%)
Florida Power Corp.
4.80%, due 03/01/2013	450	448
PSEG Power LLC
6.95%, due 06/01/2012	210	233
Electric, Gas & Sanitary Services (0.3%)
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	200	202
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	250	272
Environmental Services (0.0%)
Waste Management, Inc.
6.38%, due 11/15/2012	75	80
Food & Kindred Products (0.2%)
HJ Heinz Co. -144A
6.19%, due 12/01/2020 (b) (q)	300	302
Gas Production & Distribution (0.4%)
El Paso Energy Corp.
7.75%, due 01/15/2032	125	127
Ras Laffan Liquefied Natural Gas Co., Ltd. - 144A
3.44%, due 09/15/2009	83	81
Sonat, Inc.
7.63%, due 07/15/2011	370	381
Southern Natural Gas Co.
8.00%, due 03/01/2032	100	115
General Obligation-City (0.2%)
Chicago, IL, Board of Education
5.00%, due 12/01/2012	255	277

Hotels & Other Lodging Places (0.4%)
Harrah’s Operating Co., Inc.
7.50%, due 01/15/2009	$10	$11
Park Place Entertainment Corp.
7.50%, due 09/01/2009	350	381
Starwood Hotels & Resorts Worldwide, Inc.
7.88%, due 05/01/2012	200	224
Mortgage Bankers & Brokers (0.1%)
Petroleum Export/Cayman -144A
5.27%, due 06/15/2011	175	175
Motion Pictures (0.1%)
Time Warner, Inc.
8.11%, due 08/15/2006	200	207
6.88%, due 05/01/2012	20	22
Municipal Obligations (0.3%)
Fairfax County, VA
8.15%, due 04/01/2013	45	56
Tobacco Settlement Financing Corp., VA
5.25%, due 06/01/2019	200	204
5.50%, due 06/01/2026	200	209
Oil & Gas Extraction (0.4%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	500	615
Paper & Allied Products (0.4%)
Bowater Canada Finance Corp.
7.95%, due 11/15/2011	10	11
Smurfit-Stone Container Corp.
8.38%, due 07/01/2012	600	611
Personal Credit Institutions (1.4%)
Ford Motor Credit Co.
6.88%, due 02/01/2006	700	707
5.80%, due 01/12/2009	100	96
7.38%, due 02/01/2011	100	99
General Motors Acceptance Corp.
4.87%, due 10/20/2005 (b)	1,220	1,222
6.75%, due 01/15/2006	50	50
Petroleum Refining (0.2%)
Enterprise Products Operating, LP
4.95%, due 06/01/2010	400	397
Railroads (0.0%)
Burlington Northern Santa Fe Corp.
6.38%, due 12/15/2005	40	40
Revenue-Education (0.1%)
Michigan State Building Authority
5.25%, due 10/15/2013	180	201
Revenue-Tobacco (1.0%)
Golden State Tobacco Securitization Corp.
6.75%, due 06/01/2039	80	92
7.90%, due 06/01/2042	35	43
Tobacco Settlement Authority, IA
5.60%, due 06/01/2035	100	104
Tobacco Settlement Financing Corp.
6.00%, due 06/01/2037	730	797
Tobacco Settlement Financing Corp., LA
5.88%, due 05/15/2039	40	42
Tobacco Settlement Financing Corp., NJ
6.38%, due 06/01/2032	420	489

Revenue-Utilities (0.4%)
New York, NY, City Municipal Water Finance Authority
5.00%, due 06/15/2035	$90	$94
San Antonio, Texas, Texas Water Utility Improvements, Revenue Bonds, Series A
5.00%, due 05/15/2032	450	466
Sovereign Government (0.1%)
Korea Highway Corp. -144A
5.13%, due 05/20/2015	200	199
Telecommunications (1.0%)
Cingular Wireless LLC
6.50%, due 12/15/2011	180	196
Deutsche Telekom International Finance BV
8.13%, due 05/29/2012 (i)	124	194
France Telecom SA
6.75%, due 03/14/2008 (j)	307	411
KT Corp. -144A
4.88%, due 07/15/2015	200	195
SBC Communications, Inc.
4.13%, due 09/15/2009	575	563
Total Corporate Debt Securities (cost: $13,984)		14,854

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.5%)
U.S. Treasury Bill
2.93%, due 09/01/2005 (k) (l)	515	514
2.91%, due 09/15/2005 (k) (l)	40	40
2.92%, due 09/15/2005	20	20
2.93%, due 09/15/2005	160	159
2.95%, due 09/15/2005	40	40
2.99%, due 09/15/2005	20	20
Total Short-Term U.S. Government Obligations (cost: $793)		793

COMMERCIAL PAPER (21.7%)
Commercial Banks (16.4%)
ANZ National International, Ltd. -144A
3.51%, due 10/14/2005	2,300	2,283
Barclays U.S. Funding Corp.
3.24%, due 08/31/2005	600	598
Danske Corp.
3.25%, due 09/20/2005	300	299
3.46%, due 10/11/2005	2,600	2,582
Dexia Delaware LLC
3.22%, due 09/19/2005	1,400	1,394
DNB NOR Bank ASA
3.26%, due 09/26/2005	800	796
3.53%, due 11/07/2005	2,400	2,376
3.59%, due 11/18/2005	300	297
HBOS Treasury Services
3.20%, due 08/24/2005	400	399
3.27%, due 09/08/2005	1,900	1,893
ING (US) Funding LLC
3.11%, due 08/05/2005	100	100
Royal Bank of Scotland
3.23%, due 09/01/2005	900	897
Skandin Enskilda Banken AG-144A
3.47%, due 10/12/2005	600	596
3.50%, due 10/12/2005	700	695

Swedbank
3.26%, due 09/22/2005	$2,200	$2,189
3.45%, due 10/07/2005	300	298
Swedish National Housing Finance -144A
3.18%, due 08/16/2005	4,300	4,294
UBS Finance Delaware LLC
3.59%, due 11/21/2005	3,000	2,966
Westpac Capital Corp.
3.33%, due 10/20/2005	600	595
Westpac Trust Securities NZ Ltd.
3.55%, due 10/24/2005	700	694
Holding & Other Investment Offices (0.9%)
Rabobank USA Financial Corp.
3.62%, due 11/28/2005	1,500	1,482
Mortgage Bankers & Brokers (1.0%)
Spintab AB
3.18%, due 09/01/2005	1,600	1,595
Personal Credit Institutions (3.0%)
General Electric Capital Corp.
3.26%, due 09/22/2005	3,600	3,582
3.55%, due 10/20/2005	1,200	1,190
Security & Commodity Brokers (0.4%)
IXIS Commercial Paper - 144A
3.11%, due 08/02/2005	600	600
Total Commercial Paper (cost: $34,690)		34,690

	Contracts (m)	Value
PURCHASED OPTIONS (0.0%)
Put Options (0.0%)
90-Day Euro Dollar Futures	235,000	$1
Put Strike $93.75
Expires 12/19/2005
90-Day Euro Dollar Futures	122,500	—	(n)
Put Strike $94.25
Expires 12/19/2005
Total Purchased Options (cost: $1)		1

	Principal	Value
SECURITY LENDING COLLATERAL (9.8%)
Debt (8.8%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (b)	$326	$326
3.31%, due 06/07/2006 (b)	408	408
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (b)	82	82
3.40%, due 03/10/2006 (b)	82	82
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (b)	326	326
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (b)	260	260
Commercial Paper (1.1%)
Compass Securitization - 144A
3.48%, due 08/31/2005	340	340
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	245	245

Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	$245	$245
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	218	218
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	163	163
3.43%, due 08/26/2005	177	177
Ranger Funding - 144A
3.38%, due 08/22/2005	275	275
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	63	63
Euro Dollar Overnight (2.0%)
ABN Amro Bank NV
3.25%, due 08/05/2005	163	163
BNP Paribas
3.26%, due 08/01/2005	326	326
3.25%, due 08/02/2005	163	163
3.27%, due 08/04/2005	163	163
Calyon
3.25%, due 08/02/2005	229	229
Fortis Bank
3.25%, due 08/04/2005	237	237
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	228	228
National Australia Bank
3.25%, due 08/01/2005	652	652
Royal Bank of Canada
3.25%, due 08/03/2005	326	326
Royal Bank of Scotland
3.25%, due 08/04/2005	163	163
Wells Fargo
3.27%, due 08/01/2005	98	98
3.26%, due 08/03/2005	408	408
Euro Dollar Terms (3.0%)
Bank of Montreal
3.27%, due 08/09/2005	212	212
Bank of Nova Scotia
3.30%, due 08/10/2005	163	163
3.43%, due 08/30/2005	462	462
Barclays
3.42%, due 08/25/2005	291	291
3.42%, due 09/12/2005	163	163
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	326	326
First Tennessee National Corp.
3.22%, due 08/09/2005	88	88
Fortis Bank
3.46%, due 09/15/2005	326	326
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	82	82
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	184	184
Rabobank Nederland
3.25%, due 08/08/2005	326	326
Regions Bank
3.29%, due 08/10/2005	223	223

Royal Bank of Canada
3.42%, due 09/12/2005	$326	$326
Royal Bank of Scotland
3.24%, due 08/08/2005	326	326
3.25%, due 08/09/2005	245	245
Societe Generale
3.24%, due 08/09/2005	335	335
UBS AG
3.37%, due 08/22/2005	408	408
Wells Fargo
3.45%, due 09/16/2005	326	326
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	571	571
3.39%, due 12/28/2005	342	342
Repurchase Agreements (1.2%) (o)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $866 on 08/01/2005	865	865
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $89 on 08/01/2005	89	89
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $830 on 08/01/2005	830	830
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $212 on 08/01/2005	212	212

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 3.24%	407,759	$408
BGI Institutional Money Market Fund
1-day yield of 3.31%	788,842	789
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (p)	324,271	324
Total Security Lending Collateral (cost: $15,608)		15,608

Total Investment Securities (cost: $177,633)		$178,190

	Contracts (m)	Value
WRITTEN OPTIONS -(0.1%)
Covered Call Options (0.0%)
U.S. 10 Year Treasury Note Futures	450,000	$(11)
Call Strike $112.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures	62,000	(1)
Call Strike $116.00
Expires 08/26/2005
Put Options -(0.1%)
U.S. 10 Year Treasury Note Futures	45,000	(1)
Put Strike $107.00
Expires 08/26/2005
U.S. 10 Year Treasury Note Futures	62,000	(41)
Put Strike $111.00
Expires 08/26/2005
Total Written Options (premiums: $71)		(54)

SUMMARY:
Investments, at value	111.6%	$178,190
Written options	(0.1)%	(54)
Liabilities in excess of other assets	(11.5)%	(18,421)
Net assets	100.0%	$159,715

SWAP AGREEMENTS:

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)

Receive a fixed rate equal to 6.00% and pay a floating rate based on 6-month EURIBOR (Euro Interbank Offered Rate). Counterparty: Lehman Brothers Special Financing Inc.	6/18/2014	1,000	151

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: UBS AG	6/18/2014	500	(25)

Receive a floating rate based on 6-month Great British Pound-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Barclays PLC	6/18/2034	200	(12)

Receive a fixed rate equal to 0.58% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2006	500	1

Receive a fixed rate equal to 0.55% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Credit Suisse First Boston International	9/7/2005	600	— (n)

Receive a floating rate based on 6-month Japanese Yen-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 2.00%. Counterparty: Morgan Stanley	6/15/2012	130,000	(62)

Receive a fixed rate equal to 3.20% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: Lehman Brothers Special Financing Inc.	6/20/2007	300	8

Receive a fixed rate equal to 2.80% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp, 6.875%, due 8/28/2012 Counterparty: JP Morgan	6/20/2006	800	12

Receive a fixed rate equal to 0.61% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International	3/20/2007	425	1

Receive a fixed rate equal to 0.70% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: Goldman Sachs International	3/20/2007	175	1

Receive a fixed rate equal to 0.77% and the Fund will pay to the counterparty at par in the event of default of Russian Federation, 5.00%, due 03/31/2030. Counterparty: JP Morgan Chase bank	5/20/2007	300	1

Receive a fixed rate equal to 0.90% and the Fund will pay to the Counterparty, in the event of default on any of the securities in the DJ CDX HVOL.4 Index, the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	6/20/2010	1,500	19

Receive a floating rate based on 3-month U.S. Dollar-LIBOR (London Interbank Offered Rate) and pay a fixed rate equal to 5.00%. Counterparty: Goldman Sachs Capital Markets, LP	12/15/2015	3,000	83

Total Swap Agreements (premium: -$162)			$178

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought (Sold)	(Depreciation)

Euro Dollar	(5,942)	08/25/2005	$(7,227)	$1
			$(7,227)	$1

FUTURES CONTRACTS:

					Net Unrealized
		Settlement			Appreciation
	Contracts	Date	Amount		(Depreciation)

10 Year Japan Government Bond	1	09/20/2005	$1,249		$(3)
10 Year U.S. Treasury Note	(37)	09/30/2005	(4,106)		50
2 Year U.S. Treasury Note	108	08/26/2005	22,300		(155)
3 Month Euro Euribor	30	12/19/2005	—	(n)	— (n)
90-Day Euro Dollar	173	09/19/2005	41,531		(417)
90-Day Euro Dollar	81	12/19/2005	19,386		(109)
U.S. Treasury Bond	109	09/30/2005	12,569		(358)
			$92,929		$(992)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $15,307.

(b)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(c)	Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(d)

Securities are stepbonds. KBC Bank Fund Trust III-144A has a coupon rate of 9.86% until 11/02/2009, thereafter the coupon rate reset quarterly at the 3-month LIBOR (London Interbank Offer Rate) plus 405 BP, if not called.

(e)	Rabobank Capital Funding II, 144A has a fixed coupon rate 5.26% until 12/31/2013, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 162.75BP, if not called.

(f)	Rabobank Capital Funding Trust, 144A has a fixed coupon rate 5.25% until 10/21/2016, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 159BP, if not called.

(g)	HSBC Capital Funding LP -144A has a fixed coupon rate 10.18% until 06/30/2030, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 498BP, if not called.

(h)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 255BP, if not called.

(i)

Securities are stepbonds. Deutsche Telekom International Finance BV coupon steps up by 50 BP for each rating downgrade by Standard & Poor’s or Moody’s for each notch below BBB+/Baa1. Coupon steps down by 50 BP for each rating upgrade above Baa2/BBB.

(j)	Securities are stepbonds. France Telecom SA coupon steps up or down by 25 BP for each rating upgrade or downgrade by Standard and Poor’s or Moody’s for each notch below A-/A3.

(k)

At July 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The value of all securities segregated at July 31, 2005 is $164.

(l)	At July 31, 2005, all or a portion of this security is segregated with the custodian to cover open future contracts. The value of all securities segregated at July 31, 2005, is 628.

(m)	Contract amounts are not in thousands.

(n)	Value is less than $1.

(o)

Cash collateral for the Repurchase Agreements, valued at $2,036, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(p)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(q)	Security is deemed to be illiquid.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $13,853 or 8.7% of the net assets of the Fund.

TBA	Mortgage-backed securities traded under delayed delivery commitments. Income on TBA’s are not earned until settlement date.

TA IDEX Protected Principal Stock

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%) (a)
Aerospace (1.7%)
Boeing Co. (The)	3,600	$238
General Dynamics Corp.	900	104
Goodrich Corp.	500	22
Lockheed Martin Corp.	1,800	112
Northrop Grumman Corp.	1,570	87
Textron, Inc.	600	45
United Technologies Corp.	4,400	223
Air Transportation (0.3%)
Delta Airlines, Inc. (b)	600	2
FedEx Corp.	1,300	109
Southwest Airlines Co.	3,200	45
Amusement & Recreation Services (0.5%)
Disney (Walt) Co. (The)	8,800	226
Harrah’s Entertainment, Inc.	500	39
Apparel & Accessory Stores (0.5%)
Gap (The), Inc.	3,400	72
Kohl’s Corp. (b)	1,500	85
Ltd. Brands	1,700	41
Nordstrom, Inc.	1,000	37
Apparel Products (0.2%)
Cintas Corp.	600	27
Jones Apparel Group, Inc.	500	15
Liz Claiborne, Inc.	500	21
V.F. Corp.	400	24
Auto Repair, Services & Parking (0.0%)
Ryder System, Inc.	300	12
Automotive (0.8%)
Dana Corp.	700	11
Delphi Corp.	2,300	12
Ford Motor Co.	8,000	86
General Motors Corp.	2,500	92
Genuine Parts Co.	800	37
Harley-Davidson, Inc.	1,300	69
ITT Industries, Inc.	400	43
Navistar International Corp. (b)	300	10
PACCAR, Inc.	800	58
Automotive Dealers & Service Stations (0.1%)
AutoNation, Inc. (b)	950	21
AutoZone, Inc. (b)	300	29
Beverages (2.2%)
Anheuser-Busch Cos., Inc.	3,400	151
Brown-Forman Corp.-Class B	400	23
Coca-Cola Co. (The)	9,900	433
Coca-Cola Enterprises, Inc.	1,600	38
Constellation Brands, Inc.-Class A (b)	600	16
Molson Coors Brewing Co.-Class B	400	25
Pepsi Bottling Group, Inc.	900	26
PepsiCo, Inc.	7,300	398

Business Credit Institutions (0.9%)
CIT Group, Inc.	900	$40
Fannie Mae	4,200	235
Freddie Mac	2,900	184
Business Services (1.5%)
Cendant Corp.	4,400	94
Clear Channel Communications, Inc.	2,200	72
Convergys Corp. (b)	600	9
eBay, Inc. (b)	5,200	217
Equifax, Inc.	600	22
First Data Corp.	3,395	140
Interpublic Group of Cos., Inc. (b)	1,800	23
Monster Worldwide, Inc. (b)	500	15
Moody’s Corp.	1,200	57
Omnicom Group, Inc.	800	68
Robert Half International, Inc.	700	24
Chemicals & Allied Products (3.2%)
Air Products & Chemicals, Inc.	1,000	60
Alberto Culver Co.-Class B	400	18
Avon Products, Inc.	2,100	69
Clorox Co.	700	39
Colgate-Palmolive Co.	2,300	122
Dow Chemical Co. (The)	4,200	201
du Pont (E.I.) de Nemours & Co.	4,300	184
Eastman Chemical Co.	400	22
Ecolab, Inc.	1,000	34
International Flavors & Fragrances, Inc.	400	15
Monsanto Co.	1,171	79
PPG Industries, Inc.	800	52
Praxair, Inc.	1,400	69
Procter & Gamble Co.	10,700	595
Rohm & Haas Co.	900	41
Sherwin-Williams Co. (The)	500	24
Commercial Banks (9.4%)
AmSouth Bancorp	1,600	45
Bank of America Corp.	17,418	759
Bank of New York Co., Inc. (The)	3,400	105
BB&T Corp.	2,400	100
Citigroup, Inc.	22,600	983
Comerica, Inc.	800	49
Compass Bancshares, Inc.	500	24
Fifth Third Bancorp	2,300	99
First Horizon National Corp.	500	20
Huntington Bancshares, Inc.	1,000	25
JP Morgan Chase & Co.	15,348	539
KeyCorp	1,800	62
M&T Bank Corp.	400	43
Marshall & IIsley Corp.	900	41
MBNA Corp.	5,500	138
Mellon Financial Corp.	1,800	55
National City Corp.	2,500	92
North Fork Bancorp, Inc.	2,100	58
Northern Trust Corp.	900	46
PNC Financial Services Group, Inc.	1,300	71
Providian Financial Corp. (b)	1,300	25
Regions Financial Corp.	2,081	70
State Street Corp.	1,500	75
SunTrust Banks, Inc.	1,500	109
Synovus Financial Corp.	1,400	41

US Bancorp	8,000	$240
Wachovia Corp.	6,802	343
Wells Fargo & Co.	7,300	448
Zions Bancorp	400	29
Communication (1.1%)
Comcast Corp.-Class A (b)	9,619	296
Viacom, Inc.-Class B	7,000	234
Communications Equipment (1.8%)
ADC Telecommunications, Inc. (b)	542	14
Andrew Corp. (b)	700	8
Avaya, Inc. (b)	2,100	22
CIENA Corp. (b)	2,400	5
Comverse Technology, Inc. (b)	900	23
Corning, Inc. (b)	6,100	116
L-3 Communications Holdings, Inc.	500	39
Lucent Technologies, Inc. (b)	19,300	57
Motorola, Inc.	10,600	225
Network Appliance, Inc. (b)	1,600	41
QUALCOMM, Inc.	7,100	280
Rockwell Collins, Inc.	800	39
Scientific-Atlanta, Inc.	700	27
Tellabs, Inc. (b)	2,000	19
Computer & Data Processing Services (4.9%)
Adobe Systems, Inc.	2,200	65
Affiliated Computer Services, Inc.-Class A (b)	550	27
Autodesk, Inc.	1,000	34
Automatic Data Processing, Inc.	2,600	115
BMC Software, Inc. (b)	1,000	19
Citrix Systems, Inc. (b)	700	17
Computer Associates International, Inc.	2,200	60
Computer Sciences Corp. (b)	800	37
Compuware Corp. (b)	1,700	14
Electronic Arts, Inc. (b)	1,400	81
Electronic Data Systems Corp.	2,300	47
Fiserv, Inc. (b)	800	36
IMS Health, Inc.	1,000	27
Intuit, Inc. (b)	800	38
Mercury Interactive Corp. (b)	400	16
Microsoft Corp.	42,500	1,088
NCR Corp. (b)	800	28
Novell, Inc. (b)	1,700	10
Oracle Corp. (b)	19,200	261
Parametric Technology Corp. (b)	1,200	8
Sabre Holdings Corp.	600	12
Siebel Systems, Inc.	2,300	19
Sun Microsystems, Inc. (b)	14,700	56
SunGard Data Systems, Inc. (b)	1,100	39
Symantec Corp. (b)	5,023	110
Unisys Corp. (b)	1,500	10
Yahoo!, Inc. (b)	5,600	187
Computer & Office Equipment (4.5%)
Apple Computer, Inc. (b)	3,600	154
Cisco Systems, Inc. (b)	27,800	532
Dell, Inc. (b)	10,500	425
EMC Corp. (b)	10,400	142
Gateway, Inc. (b)	1,300	5
Hewlett-Packard Co.	12,600	310
International Business Machines Corp.	7,000	584
Jabil Circuit, Inc. (b)	800	25

Lexmark International, Inc. (b)	500	$31
Pitney Bowes, Inc.	1,000	45
Symbol Technologies, Inc.	1,100	13
Construction (0.3%)
Centex Corp.	500	37
Fluor Corp.	400	26
KB Home	400	33
Pulte Homes, Inc.	500	47
Cosmetics/Personal Care (0.5%)
Gillette Co. (The)	4,300	231
Department Stores (0.5%)
Dillard’s, Inc.-Class A	300	7
Federated Department Stores, Inc.	800	61
JC Penney Co., Inc.	1,200	67
May Department Stores Co. (The)	1,300	53
TJX Cos., Inc.	2,100	49
Diversified (0.3%)
Honeywell International, Inc.	3,700	145
Drug Stores & Proprietary Stores (0.6%)
CVS Corp.	3,500	109
Walgreen Co.	4,400	211
Educational Services (0.1%)
Apollo Group, Inc.-Class A (b)	700	53
Electric Services (2.3%)
AES Corp. (The) (b)	2,900	47
Allegheny Energy, Inc. (b)	600	17
American Electric Power Co., Inc.	1,700	66
Calpine Corp. (b)	2,200	7
CenterPoint Energy, Inc.	1,300	18
CMS Energy Corp. (b)	900	14
Consolidated Edison, Inc.	1,100	53
Constellation Energy Group, Inc.	800	48
Dominion Resources, Inc.	1,500	111
DTE Energy Co.	800	38
Duke Energy Corp.	4,000	118
Edison International	1,500	61
FirstEnergy Corp.	1,500	75
FPL Group, Inc.	1,700	73
Pinnacle West Capital Corp.	400	18
PPL Corp.	800	49
Progress Energy, Inc.	1,100	49
Sempra Energy	1,100	47
Southern Co. (The)	3,300	115
TECO Energy, Inc.	900	17
TXU Corp.	1,100	95
Xcel Energy, Inc.	1,800	35
Electric, Gas & Sanitary Services (0.9%)
Ameren Corp.	900	50
Cinergy Corp.	800	35
Entergy Corp.	900	70
Exelon Corp.	2,800	150
NiSource, Inc.	1,200	29
PG&E Corp.	1,600	60
Public Service Enterprise Group, Inc.	1,100	71
Electronic & Other Electric Equipment (3.5%)
Cooper Industries, Ltd.-Class A	400	26
Emerson Electric Co.	1,800	118
General Electric Co.	46,100	1,590
Maytag Corp.	400	7
Whirlpool Corp.	300	24

Electronic Components & Accessories (3.7%)
Advanced Micro Devices, Inc. (b)	1,800	$36
Altera Corp. (b)	1,700	37
American Power Conversion Corp.	800	22
Analog Devices, Inc.	1,700	67
Applied Micro Circuits Corp. (b)	1,400	4
Broadcom Corp.-Class A (b)	1,300	56
Freescale Semiconductor, Inc.-Class B (b)	1,758	45
Intel Corp.	26,900	730
JDS Uniphase Corp. (b)	6,300	10
Linear Technology Corp.	1,400	54
LSI Logic Corp. (b)	1,700	17
Maxim Integrated Products, Inc.	1,500	63
Micron Technology, Inc. (b)	2,600	31
Molex, Inc.	700	20
National Semiconductor Corp.	1,600	40
Novellus Systems, Inc.	600	17
NVIDIA Corp. (b)	700	19
PMC-Sierra, Inc. (b)	800	8
QLogic Corp. (b)	400	12
Sanmina-SCI Corp. (b)	2,300	11
Solectron Corp. (b)	4,200	16
Texas Instruments, Inc.	7,200	229
Tyco International, Ltd.	8,800	268
Xilinx, Inc.	1,600	45
Entertainment (0.1%)
International Game Technology	1,500	41
Environmental Services (0.2%)
Allied Waste Industries, Inc. (b)	1,200	10
Waste Management, Inc.	2,500	70
Fabricated Metal Products (0.2%)
Fortune Brands, Inc.	600	57
Parker Hannifin Corp.	500	33
Finance (1.3%)
SPDR Trust Series 1	5,465	676
Food & Kindred Products (2.4%)
Altria Group, Inc.	9,000	603
Archer-Daniels-Midland Co.	2,600	60
Campbell Soup Co.	1,400	43
ConAgra Foods, Inc.	2,300	52
General Mills, Inc.	1,600	76
Hercules, Inc. (b)	500	7
Hershey Co. (The)	1,000	64
HJ Heinz Co.	1,600	59
Kellogg Co.	1,600	72
McCormick & Co., Inc.	600	21
Sara Lee Corp.	3,400	68
WM Wrigley Jr. Co.	900	64
Food Stores (0.3%)
Albertson’s, Inc.	1,600	34
Kroger Co. (b)	3,100	62
Safeway, Inc.	2,000	49
Furniture & Fixtures (0.3%)
Johnson Controls, Inc.	900	52
Leggett & Platt, Inc.	800	20
Masco Corp.	1,900	64
Furniture & Home Furnishings Stores (0.1%)
Bed Bath & Beyond, Inc. (b)	1,300	60

Gas Production & Distribution (0.4%)
Dynegy, Inc.-Class A (b)	1,500	$8
El Paso Corp.	2,700	32
KeySpan Corp.	700	28
Kinder Morgan, Inc.	500	44
Nicor, Inc.	200	8
Peoples Energy Corp.	200	9
Williams Cos., Inc. (The)	2,500	53
Health Services (0.7%)
Caremark Rx, Inc. (b)	2,000	89
Express Scripts, Inc. (b)	700	37
HCA, Inc.	1,800	89
Health Management Associates, Inc.-Class A	1,100	26
Laboratory Corp. of America Holdings (b)	600	30
Manor Care, Inc.	400	15
Quest Diagnostics, Inc.	800	41
Tenet Healthcare Corp. (b)	2,100	25
Holding & Other Investment Offices (0.3%)
Apartment Investment & Management Co.-Class A	440	19
Archstone-Smith Trust REIT	900	38
Equity Residential	1,300	53
Plum Creek Timber Co., Inc.	800	30
Hotels & Other Lodging Places (0.3%)
Hilton Hotels Corp.	1,700	42
Marriott International, Inc.-Class A	900	62
Starwood Hotels & Resorts Worldwide, Inc.	1,000	63
Industrial Machinery & Equipment (1.7%)
American Standard Cos., Inc.	800	35
Applied Materials, Inc.	7,100	131
Baker Hughes, Inc.	1,500	85
Black & Decker Corp.	400	36
Caterpillar, Inc.	3,100	167
Cummins, Inc.	200	17
Deere & Co.	1,100	81
Dover Corp.	900	37
Eaton Corp.	700	46
Illinois Tool Works, Inc.	1,200	103
Ingersoll-Rand Co.-Class A	800	63
National Oilwell Varco, Inc. (b)	700	37
Pall Corp.	500	15
Stanley Works (The)	300	15
Instruments & Related Products (1.1%)
Agilent Technologies, Inc. (b)	1,800	47
Applera Corp.-Applied Biosystems Group	900	19
Bausch & Lomb, Inc.	200	17
Danaher Corp.	1,200	67
Eastman Kodak Co.	1,300	35
Fisher Scientific International (b)	500	34
KLA-Tencor Corp.	900	47
Millipore Corp. (b)	200	12
PerkinElmer, Inc.	500	10
Raytheon Co.	2,000	79
Rockwell Automation, Inc.	800	41
Snap-On, Inc.	300	11
Tektronix, Inc.	400	10
Teradyne, Inc. (b)	900	14
Thermo Electron Corp. (b)	700	21
Waters Corp. (b)	500	23
Xerox Corp. (b)	4,200	55

Insurance (4.6%)
ACE, Ltd.	1,300	$60
Aetna, Inc.	1,300	101
AFLAC, Inc.	2,200	99
Allstate Corp. (The)	2,900	178
AMBAC Financial Group, Inc.	500	36
American International Group, Inc.	11,300	680
Chubb Corp.	900	80
Cigna Corp.	600	64
Cincinnati Financial Corp.	682	28
Loews Corp.	700	59
MBIA, Inc.	600	36
MGIC Investment Corp.	400	27
Principal Financial Group	1,300	57
Progressive Corp. (The)	900	90
SAFECO Corp.	500	27
St. Paul Travelers Cos., Inc. (The)	2,847	125
UnitedHealth Group, Inc.	5,500	288
UnumProvident Corp.	1,300	25
WellPoint, Inc. (b)	2,600	184
XL Capital, Ltd.-Class A	600	43
Insurance Agents, Brokers & Service (0.5%)
AON Corp.	1,400	36
Hartford Financial Services Group, Inc. (The)	1,300	105
Humana, Inc. (b)	700	28
Marsh & McLennan Cos., Inc.	2,300	67
Leather & Leather Products (0.1%)
Coach, Inc. (b)	1,700	60
Life Insurance (0.8%)
Jefferson Pilot Corp.	600	30
Lincoln National Corp.	800	39
Metlife, Inc.	3,100	152
Prudential Financial, Inc.	2,300	154
Torchmark Corp.	500	26
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	9,400	409
Lowe’s Cos., Inc.	3,400	225
Lumber & Wood Products (0.3%)
Georgia-Pacific Corp.	1,200	41
Louisiana-Pacific Corp.	500	13
Weyerhaeuser Co.	1,100	76
Management Services (0.1%)
Paychex, Inc.	1,600	56
Medical Instruments & Supplies (1.9%)
Bard, (C.R.) Inc.	500	33
Baxter International, Inc.	2,600	102
Becton Dickinson & Co.	1,100	61
Biomet, Inc.	1,100	42
Boston Scientific Corp. (b)	3,300	96
Guidant Corp.	1,500	103
Medtronic, Inc.	5,200	280
St. Jude Medical, Inc. (b)	1,600	76
Stryker Corp.	1,700	92
Zimmer Holdings, Inc. (b)	1,100	91
Metal Cans & Shipping Containers (0.0%)
Ball Corp.	500	19
Metal Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.-Class B	800	32
Newmont Mining Corp.	2,000	75
Phelps Dodge Corp.	400	43

Mining (0.1%)
Vulcan Materials Co.	500	$35
Mortgage Bankers & Brokers (0.2%)
Countrywide Financial Corp.	2,400	86
Motion Pictures (1.1%)
News Corp., Inc.-Class A	11,300	185
Time Warner, Inc. (b)	20,400	347
Motor Vehicles, Parts & Supplies (0.0%)
Visteon Corp.	600	5
Office Property (0.1%)
Equity Office Properties Trust	1,800	64
Oil & Gas Extraction (2.8%)
Anadarko Petroleum Corp.	1,100	97
Apache Corp.	1,510	103
BJ Services Co.	700	43
Burlington Resources, Inc.	1,700	109
Devon Energy Corp.	2,100	118
EOG Resources, Inc.	1,100	67
Halliburton Co.	2,200	123
Kerr-McGee Corp.	500	40
Nabors Industries, Ltd. (b)	600	39
Noble Corp.	600	40
Occidental Petroleum Corp.	1,800	148
Rowan Cos., Inc.	500	17
Schlumberger, Ltd.	2,600	218
Transocean, Inc. (b)	1,500	85
Unocal Corp.	1,200	78
Weatherford International, Ltd. (b)	600	38
XTO Energy, Inc.	1,533	54
Paper & Allied Products (1.1%)
3M Co.	3,400	255
Avery Dennison Corp.	500	28
Bemis Co.	500	14
International Paper Co.	2,200	70
Kimberly-Clark Corp.	2,100	134
MeadWestvaco Corp.	800	23
OfficeMax, Inc.	300	9
Pactiv Corp. (b)	600	13
Temple-Inland, Inc.	600	24
Personal Credit Institutions (0.4%)
Capital One Financial Corp.	1,100	91
SLM Corp.	1,800	93
Personal Services (0.1%)
H&R Block, Inc.	700	40
Petroleum Refining (5.6%)
Amerada Hess Corp.	400	47
Ashland, Inc.	300	18
Chevron Corp.	9,200	534
ConocoPhillips	6,008	376
Exxon Mobil Corp.	27,700	1,627
Marathon Oil Corp.	1,670	97
Sunoco, Inc.	300	38
Valero Energy Corp.	1,100	91
Pharmaceuticals (8.7%)
Abbott Laboratories	6,700	312
Allergan, Inc.	600	54
AmerisourceBergen Corp.	500	36
Amgen, Inc. (b)	5,372	428

Biogen Idec, Inc. (b)	1,500	$59
Bristol-Myers Squibb Co.	8,500	212
Cardinal Health, Inc.	1,900	113
Chiron Corp. (b)	600	22
Forest Laboratories, Inc. (b)	1,500	60
Genzyme Corp. (b)	1,100	82
Gilead Sciences, Inc. (b)	2,000	90
Hospira, Inc. (b)	720	28
Johnson & Johnson	13,000	831
King Pharmaceuticals, Inc. (b)	1,100	12
Lilly (Eli) & Co.	4,900	276
McKesson Corp.	1,300	59
Medco Health Solutions, Inc. (b)	1,253	61
MedImmune, Inc. (b)	1,100	31
Merck & Co., Inc.	9,600	298
Mylan Laboratories	1,000	17
Pfizer, Inc.	31,540	836
Schering-Plough Corp.	6,400	133
Sigma-Aldrich Corp.	300	19
Watson Pharmaceuticals, Inc. (b)	500	17
Wyeth	5,700	261
Primary Metal Industries (0.4%)
Alcoa, Inc.	3,800	107
Allegheny Technologies, Inc.	400	12
Engelhard Corp.	500	14
Nucor Corp.	700	39
United States Steel Corp.	500	21
Printing & Publishing (0.5%)
Dow Jones & Co., Inc.	300	11
Gannett Co., Inc.	1,100	80
Knight-Ridder, Inc.	300	19
McGraw-Hill Cos., Inc. (The)	900	41
Meredith Corp.	200	10
New York Times Co.-Class A	600	19
RR Donnelley & Sons Co.	1,000	36
Tribune Co.	1,300	47
Radio & Television Broadcasting (0.1%)
Univision Communications, Inc.-Class A (b)	1,300	37
Radio, Television & Computer Stores (0.3%)
Best Buy Co., Inc.	1,300	100
Circuit City Stores, Inc.	800	15
RadioShack Corp.	700	16
Railroads (0.6%)
Burlington Northern Santa Fe Corp.	1,600	87
CSX Corp.	1,000	46
Norfolk Southern Corp.	1,800	67
Union Pacific Corp.	1,200	84
Regional Mall (0.2%)
Simon Property Group, Inc.	1,000	80
Residential Building Construction (0.1%)
D.R. Horton, Inc.	1,100	45
Restaurants (0.7%)
Darden Restaurants, Inc.	600	21
McDonald’s Corp.	5,400	168
Starbucks Corp. (b)	1,700	89
Wendy’s International, Inc.	500	26
Yum! Brands, Inc.	1,300	68

Retail Trade (0.3%)
Office Depot, Inc. (b)	1,400	$40
Staples, Inc.	3,150	72
Tiffany & Co.	600	20
Rubber & Misc. Plastic Products (0.3%)
Cooper Tire & Rubber Co.	300	6
Goodyear Tire & Rubber Co. (The) (b)	800	14
Newell Rubbermaid, Inc.	1,200	30
NIKE, Inc.-Class B	1,000	84
Reebok International, Ltd.	300	13
Sealed Air Corp. (b)	400	21
Savings Institutions (0.6%)
Golden West Financial Corp.	1,300	85
Sovereign Bancorp, Inc.	1,600	38
Washington Mutual, Inc.	3,800	161
Security & Commodity Brokers (2.8%)
American Express Co.	5,000	275
Bear Stearns Cos. Inc. (The)	500	51
Charles Schwab Corp. (The)	4,900	67
E*TRADE Financial Corp. (b)	1,650	26
Federated Investors, Inc.-Class B	450	14
Franklin Resources, Inc.	900	73
Goldman Sachs Group, Inc. (The)	2,000	215
Janus Capital Group, Inc.	1,000	15
Lehman Brothers Holdings, Inc.	1,200	126
Merrill Lynch & Co., Inc.	4,100	241
Morgan Stanley	4,700	249
T. Rowe Price Group, Inc.	500	33
Telecommunications (3.1%)
ALLTEL Corp.	1,400	93
AT&T Corp.	3,500	69
BellSouth Corp.	7,900	218
CenturyTel, Inc.	600	21
Citizens Communications Co.	1,500	20
Nextel Communications, Inc.-Class A (b)	4,800	167
Qwest Communications International (b)	7,300	28
SBC Communications, Inc.	14,300	350
Sprint Corp. (FON Group)	6,450	174
Verizon Communications, Inc.	12,100	414
Tobacco Products (0.1%)
Reynolds American, Inc.	500	42
UST, Inc.	700	32
Toys, Games & Hobbies (0.1%)
Hasbro, Inc.	700	15
Mattel, Inc.	1,800	34
Transportation Equipment (0.0%)
Brunswick Corp.	400	19
Trucking & Warehousing (0.7%)
United Parcel Service, Inc.-Class B	4,800	350
Variety Stores (2.3%)
Big Lots, Inc. (b)	500	6
Costco Wholesale Corp.	2,100	97
Dollar General Corp.	1,300	26
Family Dollar Stores, Inc.	700	18
Sears Holdings Corp. (b)	283	44
Target Corp.	3,800	223
Wal-Mart Stores, Inc.	14,500	716
Warehouse (0.1%)
Prologis	850	39
Water Transportation (0.2%)
Carnival Corp.	2,200	115

Wholesale Trade Durable Goods (0.0%)
Grainger (W.W.), Inc.	400	$25
Wholesale Trade Nondurable Goods (0.2%)
SUPERVALU, Inc.	600	21
SYSCO Corp.	2,700	97
Total Common Stocks (cost: $38,311)		49,853

	Contracts (c)	Value
PURCHASED OPTIONS (0.1%)
Put Options (0.1%)
S & P 500 Index	126	$5
Put Strike $1,100.00
Expires 08/20/2005
S & P 500 Index	71	6
Put Strike $1,075.00
Expires 09/17/2005
S & P 500 Index	203	25
Put Strike $1,100.00
Expires 09/17/2005
Total Purchased Options (cost: $200)		36

Total Investment Securities (cost: $38,511)		$49,889

WRITTEN OPTIONS -(3.7%)
Covered Call Options -(3.7%)
S & P 500 Index	101	(396)
Call Strike $1,200.00
Expires 08/20/2005
S & P 500 Index	36	(67)
Call Strike $1,225.00
Expires 08/20/2005
S & P 500 Index	40	(249)
Call Strike $1,175.00
Expires 08/20/2005
S & P 500 Index	101	(678)
Call Strike $1,175.00
Expires 09/17/2005
S & P 500 Index	86	(392)
Call Strike $1,200.00
Expires 09/17/2005
S & P 500 Index	36	(97)
Call Strike $1,225.00
Expires 09/17/2005
Total Written Options (premiums: $1,332)		(1,879)

SUMMARY:
Investments, at value	99.6%	$49,889
Written Options	(3.7)%	(1,879)
Other assets in excess of liabilities	4.1%	2,077
Net assets	100.0%	$50,087

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Substantially all of the Fund’s common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(b)	No dividends were paid during the preceding twelve months.

(c)	Contract amounts are not in thousands.

DEFINITIONS:
REIT	Real Estate Investment Trust

TA IDEX Salomon All Cap

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (93.9%)
Aerospace (1.0%)
Boeing Co. (The)	58,300	$3,848
Air Transportation (1.3%)
Southwest Airlines Co. (a)	346,800	4,921
Amusement & Recreation Services (1.5%)
Disney (Walt) Co. (The)	210,500	5,397
Beverages (0.3%)
Molson Coors Brewing Co.-Class B	15,200	953
Business Services (1.5%)
Clear Channel Communications, Inc.	53,200	1,736
Interpublic Group of Cos., Inc. (a) (b)	294,100	3,676
Chemicals & Allied Products (2.2%)
Dow Chemical Co. (The)	99,000	4,747
du Pont (E.I.) de Nemours & Co.	82,600	3,525
Commercial Banks (5.2%)
JP Morgan Chase & Co.	188,700	6,631
MBNA Corp.	127,100	3,198
Mitsubishi Tokyo Financial Group, Inc.	690	5,814
State Street Corp.	75,000	3,731
Communication (1.3%)
Comcast Corp.- Special Class A (b)	160,700	4,821
Communications Equipment (3.5%)
Lucent Technologies, Inc. (b)	1,291,800	3,785
Motorola, Inc.	260,800	5,524
Nokia Corp., ADR	235,800	3,761
Computer & Data Processing Services (3.5%)
Electronics for Imaging (a) (b)	165,400	3,485
Micromuse, Inc. (b)	385,600	2,179
Microsoft Corp.	284,200	7,278
RealNetworks, Inc. (b)	33,400	166
Computer & Office Equipment (1.0%)
Cisco Systems, Inc. (b)	172,100	3,296
LG.Philips LCD Co., Ltd., ADR (b)	15,200	350
Diversified (0.9%)
Honeywell International, Inc.	85,000	3,339
Electronic & Other Electric Equipment (1.7%)
Samsung Electronics Co., Ltd., GDR - 144A	22,400	6,177
Electronic Components & Accessories (5.4%)
Maxwell Technologies, Inc. (b)	90,200	1,246
Novellus Systems, Inc.	73,400	2,118
Solectron Corp. (b)	939,800	3,609
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	522,155	4,485
Texas Instruments, Inc.	154,600	4,910
Tyco International, Ltd.	117,300	3,574
Food & Kindred Products (1.0%)
Unilever PLC, Sponsored ADR	97,400	3,802
Food Stores (1.4%)
Safeway, Inc. (a)	209,600	5,093

Gas Production & Distribution (1.8%)
Dynegy, Inc.-Class A (b)	53,100	$295
Williams Cos., Inc. (The)	292,000	6,202
Health Services (1.1%)
Enzo Biochemical, Inc. (a) (b)	245,099	4,113
Industrial Machinery & Equipment (5.2%)
Applied Materials, Inc. (a)	249,000	4,597
Baker Hughes, Inc. (a)	79,800	4,512
Caterpillar, Inc.	117,000	6,307
Deere & Co.	53,100	3,904
Instruments & Related Products (2.7%)
Agilent Technologies, Inc. (b)	150,200	3,941
Raytheon Co.	153,900	6,053
Insurance (6.8%)
AMBAC Financial Group, Inc.	53,100	3,815
American International Group, Inc.	69,300	4,172
Chubb Corp.	57,280	5,088
MGIC Investment Corp. (a)	60,300	4,135
PMI Group, Inc. (The)	192,000	7,862
Insurance Agents, Brokers & Service (1.0%)
Hartford Financial Services Group, Inc. (The) (a)	47,300	3,811
Lumber & Other Building Materials (1.3%)
Home Depot, Inc. (The)	108,700	4,730
Lumber & Wood Products (1.3%)
Weyerhaeuser Co.	70,200	4,842
Mining (0.0%)
WGI Heavy Minerals, Inc. (b)	104,300	137
Motion Pictures (3.2%)
News Corp., Inc.-Class A	122,100	2,000
News Corp., Inc.-Class B (a)	283,800	4,921
Time Warner, Inc. (b)	296,800	5,052
Motor Vehicles, Parts & Supplies (0.8%)
BorgWarner, Inc.	50,000	2,909
Oil & Gas Extraction (6.4%)
Anadarko Petroleum Corp.	62,500	5,522
Canadian Natural Resources, Ltd.	108,200	4,499
GlobalSantaFe Corp.	86,500	3,892
Halliburton Co.	99,700	5,588
Schlumberger, Ltd.	50,400	4,221
Petroleum Refining (5.7%)
BP PLC, ADR	28,000	1,845
Chevron Corp.	61,100	3,544
ConocoPhillips	36,000	2,253
Exxon Mobil Corp.	61,600	3,619
Murphy Oil Corp.	183,800	9,749
Pharmaceuticals (10.4%)
Abbott Laboratories	117,700	5,488
Amgen, Inc. (b)	49,700	3,964
Aphton Corp. (a) (b)	553,200	492
GlaxoSmithKline PLC, ADR	97,600	4,630
Johnson & Johnson	99,500	6,364
Lilly (Eli) & Co.	30,100	1,695
Novartis AG, ADR	118,500	5,772
Pfizer, Inc.	183,400	4,860
Wyeth	115,200	5,270
Primary Metal Industries (3.7%)
Alcoa, Inc.	149,600	4,196
Allegheny Technologies, Inc.	38,300	1,113
Engelhard Corp.	127,700	3,664
RTI International Metals, Inc. (b)	139,600	4,805

Radio & Television Broadcasting (1.0%)
Pearson PLC	307,600	$3,689
Security & Commodity Brokers (2.8%)
American Express Co.	86,500	4,758
Goldman Sachs Group, Inc. (The)	7,100	763
Merrill Lynch & Co., Inc.	85,100	5,002
Telecommunications (2.2%)
SBC Communications, Inc.	152,500	3,729
Vodafone Group PLC, ADR	174,000	4,494
Toys, Games & Hobbies (2.0%)
Hasbro, Inc.	190,300	4,175
Mattel, Inc.	182,800	3,409
Variety Stores (1.1%)
Costco Wholesale Corp.	86,500	3,976
Wholesale Trade Durable Goods (0.1%)
IKON Office Solutions, Inc.	33,200	319
Wholesale Trade Nondurable Goods (0.6%)
Unilever PLC	225,600	2,187
Total Common Stocks (cost: $301,030)		348,119

	Principal	Value
SECURITY LENDING COLLATERAL (8.6%)
Debt (7.8%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$665	$665
3.31%, due 06/07/2006 (c)	832	832
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	166	166
3.40%, due 03/10/2006 (c)	166	166
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	665	665
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	530	530
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	694	694
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	499	499
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	499	499
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	444	444
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	333	333
3.43%, due 08/26/2005	361	361
Ranger Funding - 144A
3.38%, due 08/22/2005	561	561
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	129	129
Euro Dollar Overnight (1.7%)
ABN Amro Bank NV
3.25%, due 08/05/2005	333	333
BNP Paribas
3.26%, due 08/01/2005	665	665
3.25%, due 08/02/2005	333	333
3.27%, due 08/04/2005	333	333

Calyon
3.25%, due 08/02/2005	$468	$468
Fortis Bank
3.25%, due 08/04/2005	483	483
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	466	466
National Australia Bank
3.25%, due 08/01/2005	1,331	1,331
Royal Bank of Canada
3.25%, due 08/03/2005	665	665
Royal Bank of Scotland
3.25%, due 08/04/2005	333	333
Wells Fargo
3.27%, due 08/01/2005	199	199
3.26%, due 08/03/2005	832	832
Euro Dollar Terms (2.7%)
Bank of Montreal
3.27%, due 08/09/2005	433	433
Bank of Nova Scotia
3.30%, due 08/10/2005	333	333
3.43%, due 08/30/2005	942	942
Barclays
3.42%, due 08/25/2005	593	593
3.42%, due 09/12/2005	333	333
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	666	666
First Tennessee National Corp.
3.22%, due 08/09/2005	180	180
Fortis Bank
3.46%, due 09/15/2005	666	666
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	166	166
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	376	376
Rabobank Nederland
3.25%, due 08/08/2005	666	666
Regions Bank
3.29%, due 08/10/2005	455	455
Royal Bank of Canada
3.42%, due 09/12/2005	665	666
Royal Bank of Scotland
3.24%, due 08/08/2005	666	666
3.25%, due 08/09/2005	499	499
Societe Generale
3.24%, due 08/09/2005	683	683
UBS AG
3.37%, due 08/22/2005	832	832
Wells Fargo
3.45%, due 09/16/2005	666	666
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,165	1,165
3.39%, due 12/28/2005	699	699

Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,766 on 08/01/2005	$1,765	$1,765
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $182 on 08/01/2005	182	182
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,694 on 08/01/2005	1,693	1,693
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $433 on 08/01/2005	433	433

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American Beacon Funds
1-day yield of 3.24%	831,963	$832
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,609,497	1,609
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	661,619	662
Total Security Lending Collateral (cost: $31,846)		31,846

Total Investment Securities (cost: $332,876)		$379,965

SUMMARY:
Investments, at value	102.5%	$379,965
Liabilities in excess of other assets	(2.5)%	(9,174)
Net assets	100.0%	$370,791

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $29,826.

(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $4,155, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $9,697 or 2.6% of the net assets of the Fund.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

TA IDEX Salomon Investors Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace (6.1%)
Boeing Co. (The)	61,900	$4,086
Lockheed Martin Corp.	49,400	3,083
Textron, Inc.	39,800	2,952
United Technologies Corp.	53,900	2,733
Business Credit Institutions (1.5%)
Freddie Mac	49,100	3,107
Chemicals & Allied Products (1.7%)
Air Products & Chemicals, Inc.	39,600	2,366
du Pont (E.I.) de Nemours & Co.	27,600	1,178
Commercial Banks (10.5%)
Bank of America Corp.	157,400	6,863
Bank of New York Co., Inc. (The)	48,200	1,484
Comerica, Inc.	36,900	2,255
JP Morgan Chase & Co.	69,900	2,456
MBNA Corp.	47,200	1,188
US Bancorp (a)	67,900	2,041
Wachovia Corp.	61,300	3,088
Wells Fargo & Co.	45,300	2,779
Communication (4.9%)
Comcast Corp.-Class A (b)	106,900	3,285
EchoStar Communications Corp.-Class A	68,200	1,959
Liberty Global, Inc.-Class A (b)	13,660	648
Liberty Media Corp.-Class A (b)	271,600	2,387
Viacom, Inc.-Class B	61,900	2,073
Communications Equipment (4.5%)
Comverse Technology, Inc. (b)	74,700	1,889
Nokia Corp., ADR	238,700	3,807
Nortel Networks Corp. (a) (b)	994,300	2,615
SES GLOBAL	72,400	1,138
Computer & Data Processing Services (1.9%)
Microsoft Corp.	155,100	3,972
Computer & Office Equipment (2.0%)
International Business Machines Corp.	25,500	2,128
Lexmark International, Inc. (b)	32,800	2,057
Department Stores (1.1%)
JC Penney Co., Inc.	41,700	2,341
Electric Services (1.1%)
Sempra Energy	54,300	2,308
Electronic Components & Accessories (0.5%)
Maxim Integrated Products, Inc.	26,500	1,110
Food & Kindred Products (4.6%)
Altria Group, Inc.	107,700	7,212
Sara Lee Corp.	125,500	2,501
Food Stores (1.6%)
Kroger Co. (b)	174,900	3,472
Gas Production & Distribution (0.7%)
El Paso Corp. (a)	128,900	1,547

Holding & Other Investment Offices (1.4%)
Equity Residential	75,900	$3,066
Instruments & Related Products (1.1%)
Raytheon Co.	57,500	2,261
Insurance (8.0%)
Aetna, Inc.	25,600	1,981
American International Group, Inc.	73,700	4,437
Chubb Corp.	26,500	2,354
Loews Corp.	36,900	3,086
St. Paul Travelers Cos., Inc. (The)	43,100	1,897
WellPoint, Inc. (b)	43,300	3,063
Medical Instruments & Supplies (0.5%)
Guidant Corp.	16,100	1,108
Motion Pictures (4.3%)
Discovery Holding Co.-Class A (b)	27,120	387
News Corp., Inc.-Class B (a)	309,400	5,365
Time Warner, Inc. (b)	193,900	3,300
Office Property (1.5%)
Equity Office Properties Trust	89,200	3,162
Oil & Gas Extraction (6.7%)
ENSCO International, Inc.	96,000	3,876
GlobalSantaFe Corp.	55,300	2,488
Nabors Industries, Ltd. (b)	27,300	1,787
Nexen, Inc.	16,200	603
Total SA, ADR (a)	43,500	5,437
Paper & Allied Products (2.2%)
Avery Dennison Corp.	39,900	2,261
Kimberly-Clark Corp.	38,300	2,442
Personal Credit Institutions (2.1%)
Capital One Financial Corp.	54,900	4,529
Petroleum Refining (4.5%)
BP PLC, ADR	33,500	2,207
Marathon Oil Corp.	60,700	3,542
Royal Dutch Shell PLC- Class A, ADR (a) (b)	35,300	2,163
Suncor Energy, Inc.	31,800	1,555
Pharmaceuticals (4.7%)
Johnson & Johnson	37,600	2,405
Novartis AG, ADR	43,400	2,114
Pfizer, Inc.	90,800	2,406
Sanofi-Aventis, ADR (a)	70,800	3,066
Restaurants (1.9%)
McDonald’s Corp.	129,300	4,030
Rubber & Misc. Plastic Products (1.1%)
Newell Rubbermaid, Inc.	90,200	2,243
Savings Institutions (0.8%)
Golden West Financial Corp. (a)	26,700	1,739
Security & Commodity Brokers (5.3%)
American Express Co.	53,600	2,948
Goldman Sachs Group, Inc. (The)	24,800	2,666
Merrill Lynch & Co., Inc.	71,100	4,179
Morgan Stanley	26,900	1,427
Telecommunications (6.9%)
ALLTEL Corp.	63,700	4,236
AT&T Corp.	51,700	1,024
Nextel Communications, Inc.-Class A (b)	143,600	4,997
SBC Communications, Inc.	124,200	3,037
Sprint Corp. (FON Group)	46,400	1,248
Variety Stores (1.9%)
Target Corp.	35,400	2,080
Wal-Mart Stores, Inc.	41,400	2,043
Total Common Stocks (cost: $190,636)		206,353

	Principal	Value
SECURITY LENDING COLLATERAL (8.7%)
Debt (7.9%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$385	$385
3.31%, due 06/07/2006 (c)	481	481
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	96	96
3.40%, due 03/10/2006 (c)	96	96
Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	385	385
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	306	306
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	402	402
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	289	289
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	289	289
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	257	257
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	192	192
3.43%, due 08/26/2005	209	209
Ranger Funding - 144A
3.38%, due 08/22/2005	324	324
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	74	74
Euro Dollar Overnight (1.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	193	193
BNP Paribas
3.26%, due 08/01/2005	385	385
3.25%, due 08/02/2005	193	193
3.27%, due 08/04/2005	193	193
Calyon
3.25%, due 08/02/2005	271	271
Fortis Bank
3.25%, due 08/04/2005	280	280
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	270	270
National Australia Bank
3.25%, due 08/01/2005	770	770
Royal Bank of Canada
3.25%, due 08/03/2005	385	385
Royal Bank of Scotland
3.25%, due 08/04/2005	193	193
Wells Fargo
3.27%, due 08/01/2005	115	115
3.26%, due 08/03/2005	481	481

Euro Dollar Terms (2.7%)
Bank of Montreal
3.27%, due 08/09/2005	$250	$250
Bank of Nova Scotia
3.30%, due 08/10/2005	193	193
3.43%, due 08/30/2005	545	545
Barclays
3.42%, due 08/25/2005	343	343
3.42%, due 09/12/2005	193	193
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	385	385
First Tennessee National Corp.
3.22%, due 08/09/2005	104	104
Fortis Bank
3.46%, due 09/15/2005	385	385
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	96	96
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	218	218
Rabobank Nederland
3.25%, due 08/08/2005	385	385
Regions Bank
3.29%, due 08/10/2005	263	263
Royal Bank of Canada
3.42%, due 09/12/2005	385	385
Royal Bank of Scotland
3.24%, due 08/08/2005	385	385
3.25%, due 08/09/2005	289	289
Societe Generale
3.24%, due 08/09/2005	395	395
UBS AG
3.37%, due 08/22/2005	481	481
Wells Fargo
3.45%, due 09/16/2005	385	385
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	674	674
3.39%, due 12/28/2005	404	404
Repurchase Agreements (1.1%) (d)
Goldman Sachs Group, Inc. (The) 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $1,022 on 08/01/2005	1,021	1,021
Lehman Brothers, Inc. 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $105 on 08/01/2005	105	105
Merrill Lynch & Co. 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $980 on 08/01/2005	980	980
Morgan Stanley Dean Witter & Co. 3.42% Repurchase Agreement dated 07/29/2005 to be repurchased at $250 on 08/01/2005	250	250

	Shares	Value
Investment Companies (0.8%)
Money Market Funds (0.8%)
American Beacon Funds
1-day yield of 3.24%	481,287	$481
BGI Institutional Money Market Fund
1-day yield of 3.31%	931,086	931
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	382,743	383
Total Security Lending Collateral (cost: $18,423)		18,423

Total Investment Securities (cost: $209,059)		$224,776

SUMMARY:
Investments, at value	106.3%	$224,776
Liabilities in excess of other assets	(6.3)%	(13,333)
Net assets	100.0%	$211,443

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $17,807.

(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $2,404, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,036 or 1.0% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX T. Rowe Price Health Sciences

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.0%)
Pharmaceuticals (0.0%)
NeoRx Corp. (a) (f)	3	$4
Total Convertible Preferred Stocks (cost: $30)		4

COMMON STOCKS (93.5%)
Chemicals & Allied Products (0.3%)
Solvay SA	9,500	1,027
Furniture & Fixtures (1.2%)
Kinetic Concepts, Inc. (b) (c)	69,000	4,138
Health Services (8.8%)
Caremark Rx, Inc. (b)	44,489	1,983
Community Health Systems, Inc. (b)	158,100	6,104
Coventry Health Care, Inc. (b)	41,300	2,921
CryoLife, Inc. (b)	67,800	519
DaVita, Inc. (b)	96,100	4,540
Edwards Lifesciences Corp. (b) (c)	51,200	2,349
Gentiva Health Services, Inc. (b)	10,400	201
HCA, Inc.	29,400	1,448
Health Management Associates, Inc.-Class A	29,800	709
Healthsouth Corp. (b)	150,100	803
Human Genome Sciences, Inc. (b)	96,000	1,406
LabOne, Inc. (b)	19,400	730
Manor Care, Inc.	6,100	232
Nektar Therapeutics (b)	70,500	1,323
Omnicare, Inc.	12,140	560
Sunrise Senior Living, Inc. (b)	30,600	1,622
Symbion, Inc. (b)	56,231	1,361
Triad Hospitals, Inc. (b)	37,200	1,848
Holding & Other Investment Offices (0.2%)
Ventas, Inc. REIT	18,600	601
Instruments & Related Products (1.7%)
Alcon, Inc.	27,900	3,196
Bausch & Lomb, Inc.	24,600	2,082
Dionex Corp. (b)	12,100	559
Insurance (12.6%)
Cigna Corp.	36,500	3,896
UnitedHealth Group, Inc.	334,300	17,484
WellChoice, Inc. (b)	27,800	1,835
WellPoint, Inc. (b)	289,700	20,493
Life Insurance (0.4%)
Universal American Financial Corp. (b)	55,100	1,357
Medical Instruments & Supplies (6.1%)
Aspect Medical Systems, Inc. (b)	23,600	779
Bard, (C.R.) Inc.	1,100	73
Baxter International, Inc.	11,600	456
Biomet, Inc.	30,300	1,155
Boston Scientific Corp. (b) (c)	77,800	2,252

Conmed Corp. (b)	17,400	$524
Endologix, Inc. (b)	89,200	520
Fischer Imaging Corp. (b)	45,380	50
Guidant Corp.	18,200	1,252
Integra LifeSciences Holdings Corp. (b)	22,500	684
Medtronic, Inc.	36,670	1,978
Resmed, Inc. (b)	36,300	2,432
Respironics, Inc. (b)	3,300	125
St. Jude Medical, Inc. (b) (c)	60,700	2,878
Stryker Corp. (c)	62,700	3,391
Wright Medical Group, Inc. (b)	12,300	318
Zimmer Holdings, Inc. (b)	26,600	2,191
Pharmaceuticals (58.7%)
Abbott Laboratories	16,100	751
Abgenix, Inc. (b)	187,900	1,948
Adams Respiratory Therapeutics, Inc. (b)	5,600	165
Alexion Pharmaceuticals, Inc. (b)	48,580	1,265
Alkermes, Inc. (b)	298,560	4,628
Allscripts Healthcare Solutions, Inc. (b)	30,500	518
American Pharmaceutical Partners, Inc. (b)	5,900	268
Amgen, Inc. (b) (c)	133,620	10,656
Amylin Pharmaceuticals, Inc. (b) (c)	118,880	2,218
Andrx Corp. (b)	60,400	1,120
Arena Pharmaceuticals, Inc. (b)	61,400	532
Array Biopharma, Inc. (b)	23,600	160
Astellas Pharma, Inc.	72,000	2,352
AtheroGenics, Inc. (b)	67,300	1,121
Barr Pharmaceuticals, Inc. (b)	9,900	469
BioCryst Pharmaceuticals, Inc. (b)	142,700	992
Biogen Idec, Inc. (b) (c)	94,600	3,717
BioSphere Medical, Inc. (b)	112,400	613
Cardinal Health, Inc.	59,200	3,527
Celgene Corp. (b) (c)	120,400	5,761
Cephalon, Inc. (b) (c)	188,040	7,879
Chiron Corp. (b)	7,000	254
Conor Medsystems, Inc. (b)	4,700	76
Cubist Pharmaceuticals, Inc. (b)	222,200	3,797
CV Therapeutics, Inc. (b) (c)	79,100	2,228
Cytokinetics, Inc. (b)	17,700	158
Dade Behring Holdings, Inc. (c)	42,300	3,206
Discovery Laboratories, Inc. (b)	6,900	61
Dynavax Technologies Corp. (b)	11,700	62
Elan Corp. PLC, ADR (b) (c)	303,500	2,270
Encysive Pharmaceuticals, Inc. (b)	161,900	2,058
Eyetech Pharmaceuticals, Inc. (b) (c)	71,500	813
Favrille, Inc. (b)	23,600	119
Genentech, Inc. (b) (c)	182,540	16,306
Gilead Sciences, Inc. (b) (c)	388,971	17,430
ICOS Corp. (b)	30,400	766
Idenix Pharmaceuticals, Inc. (b)	33,800	861
ImClone Systems, Inc. (b) (c)	209,890	7,283
Immucor, Inc. (b) (c)	59,900	1,645
Indevus Pharmaceuticals, Inc. (b)	77,300	246
Inspire Pharmaceuticals, Inc. (b) (c)	42,600	402
Invitrogen Corp. (b)	30,500	2,616
IVAX Corp. (b)	145,325	3,703
Johnson & Johnson	48,600	3,108
Keryx Biopharmaceuticals, Inc.	8,000	134
Keryx Biopharmaceuticals, Inc., Foreign shares (b)	39,800	667

Lilly (Eli) & Co.	62,700	$3,531
Mannkind Corp. (b)	24,500	211
Martek Biosciences Corp. (b)	53,500	2,332
Medco Health Solutions, Inc. (b)	12,000	581
Medicines Co. (b) (c)	115,450	2,520
Medicis Pharmaceutical Corp.-Class A	11,700	397
MedImmune, Inc. (b)	66,120	1,878
MGI PHARMA, Inc. (b)	122,300	3,339
Momenta Pharmaceuticals, Inc. (b)	43,900	1,101
Myogen, Inc. (b)	79,700	872
Myogen, Inc. Warrants (b) (a) (f)	2,900	9
NeoRx Corp. (b)	4,600	3
NeoRx Corp. Warrants, Expires 12/8/2008 (b) (a) (f)	1,200	—	(d)
Neurocrine Biosciences, Inc. (b) (c)	115,060	5,705
Novartis AG, ADR	28,600	1,393
Noven Pharmaceuticals, Inc. (b)	46,000	778
Novo Nordisk A/S-Class B	8,800	456
NPS Pharmaceuticals, Inc. (b)	107,700	1,171
Onyx Pharmaceuticals, Inc. (b)	42,500	997
OraSure Technologies, Inc. (b)	35,800	386
OSI Pharmaceuticals, Inc. (b) (c)	103,430	4,272
Penwest Pharmaceuticals Co. (b)	25,100	281
Pfizer, Inc. (c)	127,380	3,376
Pharmion Corp. (b)	23,500	579
Protein Design Labs, Inc. (b)	169,800	3,870
Rigel Pharmaceuticals, Inc. (b)	49,900	1,080
Roche Holding AG-Genusschein	36,000	4,911
Salix Pharmaceuticals, Ltd. (b)	11,650	225
Sanofi-Aventis	24,400	2,115
Schering-Plough Corp.	103,980	2,165
Schwarz Pharma AG	27,500	1,373
Sepracor, Inc. (b) (c)	191,800	10,041
Serologicals Corp. (b)	29,600	681
Shire Pharmaceuticals PLC, ADR	54,000	1,890
Teva Pharmaceutical Industries, Ltd., ADR (c)	29,780	935
Theravance, Inc. (b)	80,400	1,688
Trimeris, Inc. (b)	165,720	2,247
United Therapeutics Corp. (b)	11,700	624
V.I. Technologies Inc. (b)	11,800	71
Valeant Pharmaceuticals International	36,200	714
Vertex Pharmaceuticals, Inc. (b)	132,300	2,110
Vicuron Pharmaceuticals, Inc. (b)	11,900	335
Vion Pharmaceuticals, Inc. (b)	222,700	615
ViroLogic, Inc. (b)	17,300	41
Viropharma, Inc. (b)	109,733	1,272
Wyeth (c)	162,700	7,444
Research & Testing Services (2.4%)
DeCODE Genetics, Inc. (b)	138,400	1,356
Exelixis, Inc. (b)	169,280	1,500
Gen-Probe, Inc. (b) (c)	64,600	2,848
Incyte Corp. (b)	178,900	1,426
Kosan Biosciences, Inc. (b)	46,500	414
Regeneration Technologies, Inc. (b)	85,700	653
Wholesale Trade Durable Goods (1.1%)
Patterson Cos., Inc. (b)	16,000	714
Symyx Technologies, Inc. (b)	108,500	3,260
Total Common Stocks (cost: $294,914)		324,100

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (7.3%)
U.S. Treasury Bill
3.07%, due 08/18/2005 (c)	$20	$20
3.09%, due 08/18/2005 (c)	120	120
3.07%, due 10/06/2005 (c)	24,383	24,242
3.10%, due 10/06/2005 (c)	120	119
3.17%, due 10/06/2005 (c)	140	139
3.20%, due 10/06/2005 (c)	760	756
Total Short-Term U.S. Government Obligations (cost: $25,395)		25,396

	Contracts (e)	Value
PURCHASED OPTIONS (0.0%)
Call Options (0.0%)
Elan Corp.	240	$4
Call Strike $10.00
Expires 09/17/2005
Total Purchased Options (cost: $11)		4

Total Investment Securities (cost: $320,350)		$349,504

WRITTEN OPTIONS (-1.2%)
Covered Call Options (-0.6%)
Amgen, Inc.	48	(79)
Call Strike $65.00
Expires 01/21/2006
Amgen, Inc.	122	(38)
Call Strike $85.00
Expires 01/21/2006
Amgen, Inc.	62	(10)
Call Strike $90.00
Expires 01/21/2006
Amylin Pharmaceuticals, Inc.	416	(34)
Call Strike $25.00
Expires 01/21/2006
Biogen Idec, Inc.	177	(10)
Call Strike $40.00
Expires 08/20/2005
Boston Scientific Corp.	36	(5)
Call Strike $30.00
Expires 11/19/2005
Boston Scientific Corp.	48	(5)
Call Strike $32.50
Expires 01/21/2006
Boston Scientific Corp.	25	(1)
Call Strike $35.00
Expires 01/21/2006
Celgene Corp.	181	(24)
Call Strike $55.00
Expires 09/17/2005
Celgene Corp.	241	(55)
Call Strike $60.00
Expires 01/21/2006
Cephalon, Inc.	182	(48)
Call Strike $40.00
Expires 08/20/2005
Cephalon, Inc.	182	(130)
Call Strike $35.00

Expires 08/20/2005
CV Therapeutics, Inc.	37	$(24)
Call Strike $22.50
Expires 10/22/2005
Dade Behring Holdings, Inc.	54	(48)
Call Strike $70.00
Expires 11/19/2005
Edwards Lifesciences Corp.	28	(7)
Call Strike $45.00
Expires 11/19/2005
Eyetech Pharmaceuticals, Inc.	49	(4)
Call Strike $15.00
Expires 12/17/2005
Genentech, Inc.	304	(602)
Call Strike $70.00
Expires 09/17/2005
Genentech, Inc.	73	(25)
Call Strike $90.00
Expires 09/17/2005
Genentech, Inc.	12	(3)
Call Strike $100.00
Expires 12/17/2005
Genentech, Inc.	37	(14)
Call Strike $100.00
Expires 01/21/2006
Gen-Probe, Inc.	184	(33)
Call Strike $50.00
Expires 11/19/2005
Gilead Sciences, Inc.	357	(178)
Call Strike $40.00
Expires 08/20/2005
Gilead Sciences, Inc.	121	(3)
Call Strike $47.50
Expires 08/20/2005
ImClone Systems, Inc.	182	(25)
Call Strike $45.00
Expires 11/19/2005
ImClone Systems, Inc.	92	(20)
Call Strike $45.00
Expires 01/21/2006
ImClone Systems, Inc.	121	(17)
Call Strike $50.00
Expires 01/21/2006
Immucor, Inc.	243	(53)
Call Strike $30.00
Expires 12/17/2005
Inspire Pharmaceuticals, Inc.	37	(6)
Call Strike $12.50
Expires 12/17/2005
Kinetic Concepts, Inc.	175	(53)
Call Strike $65.00
Expires 12/17/2005
Medicines Co.	235	(11)
Call Strike $25.00
Expires 10/22/2005
Medicines Co.	200	(25)
Call Strike $22.50
Expires 10/22/2005
Medicines Co.	73	(9)

Call Strike $25.00
Expires 01/21/2006
Neurocrine Biosciences, Inc.	36	$(16)
Call Strike $50.00
Expires 11/19/2005
OSI Pharmaceuticals, Inc.	61	(6)
Call Strike $50.00
Expires 10/22/2005
OSI Pharmaceuticals, Inc.	18	(4)
Call Strike $50.00
Expires 01/21/2006
OSI Pharmaceuticals, Inc.	25	(4)
Call Strike $55.00
Expires 01/21/2006
Pfizer, Inc.	163	(9)
Call Strike $30.00
Expires 01/21/2006
Sepracor, Inc.	183	(52)
Call Strike $60.00
Expires 09/17/2005
Sepracor, Inc.	92	(3)
Call Strike $70.00
Expires 10/22/2005
Sepracor, Inc.	37	(4)
Call Strike $70.00
Expires 01/21/2006
St. Jude Medical, Inc.	60	(16)
Call Strike $50.00
Expires 01/21/2006
Stryker Corp.	188	(86)
Call Strike $52.50
Expires 01/21/2006
Teva Pharmaceutical Industries, Ltd.	37	(6)
Call Strike $32.50
Expires 01/21/2006
Wyeth	365	(108)
Call Strike $45.00
Expires 01/21/2006
Wyeth	118	(10)
Call Strike $50.00
Expires 01/21/2006
Put Options (-0.6%)
Abbott Laboratories	62	(52)
Put Strike $55.00
Expires 01/21/2006
Alkermes, Inc.	76	(11)
Put Strike $15.00
Expires 11/19/2005
Allergan, Inc.	33	(6)
Put Strike $80.00
Expires 01/21/2006
Amgen, Inc.	72	(4)
Put Strike $65.00
Expires 01/21/2006
Amgen, Inc.	49	(6)
Put Strike $70.00
Expires 01/21/2006
Amgen, Inc.	54	(23)
Put Strike $80.00

Expires 01/21/2006
Amylin Pharmaceuticals, Inc.	13	$(1)
Put Strike $15.00
Expires 01/21/2006
Amylin Pharmaceuticals, Inc.	33	(11)
Put Strike $20.00
Expires 01/21/2006
Amylin Pharmaceuticals, Inc.	18	(12)
Put Strike $25.00
Expires 01/21/2006
Amylin Pharmaceuticals, Inc.	88	(43)
Put Strike $22.50
Expires 01/21/2006
Bausch & Lomb, Inc.	48	(3)
Put Strike $65.00
Expires 01/21/2006
Bausch & Lomb, Inc.	28	(3)
Put Strike $70.00
Expires 01/21/2006
Bausch & Lomb, Inc.	60	(12)
Put Strike $75.00
Expires 01/21/2006
Bausch & Lomb, Inc.	48	(17)
Put Strike $80.00
Expires 01/21/2006
Baxter International, Inc.	56	(3)
Put Strike $35.00
Expires 01/21/2006
Baxter International, Inc.	29	(6)
Put Strike $40.00
Expires 01/21/2006
Biogen Idec, Inc.	42	(3)
Put Strike $35.00
Expires 10/22/2005
Biomet, Inc.	28	(20)
Put Strike $45.00
Expires 01/21/2006
Biomet, Inc.	28	(7)
Put Strike $37.50
Expires 01/21/2006
Boston Scientific Corp.	59	(65)
Put Strike $40.00
Expires 01/21/2006
Cardinal Health, Inc.	7	(2)
Put Strike $60.00
Expires 01/21/2006
Caremark Rx, Inc.	16	(10)
Put Strike $50.00
Expires 01/21/2006
Caremark Rx, Inc.	17	(10)
Put Strike $50.00
Expires 01/21/2006
Celgene Corp.	31	(7)
Put Strike $40.00
Expires 01/21/2006
Celgene Corp.	181	(119)
Put Strike $50.00
Expires 01/21/2006
Celgene Corp.	63	(7)

Put Strike $35.00
Expires 01/21/2006
Celgene Corp.	24	$(10)
Put Strike $45.00
Expires 01/21/2006
Cephalon, Inc.	37	(2)
Put Strike $40.00
Expires 08/20/2005
Cephalon, Inc.	12	(3)
Put Strike $40.00
Expires 01/21/2006
Cigna Corp.	18	(15)
Put Strike $110.00
Expires 01/21/2006
Cigna Corp.	18	(20)
Put Strike $115.00
Expires 01/21/2006
Community Health Systems, Inc.	13	(4)
Put Strike $40.00
Expires 01/21/2006
Coventry Health Care, Inc.	41	(19)
Put Strike $70.00
Expires 01/21/2006
Coventry Health Care, Inc.	34	(24)
Put Strike $75.00
Expires 01/21/2006
Coventry Health Care, Inc.	42	(7)
Put Strike $60.00
Expires 01/21/2006
Coventry Health Care, Inc.	59	(16)
Put Strike $65.00
Expires 01/21/2006
Elan Corp.	45	(79)
Put Strike $25.00
Expires 01/21/2006
Elan Corp.	86	(194)
Put Strike $30.00
Expires 01/21/2006
Encysive Pharmaceuticals, Inc.	60	(15)
Put Strike $15.00
Expires 10/22/2005
Forest Laboratories, Inc.	36	(11)
Put Strike $40.00
Expires 01/21/2006
Genentech, Inc.	29	(1)
Put Strike $75.00
Expires 09/17/2005
Genentech, Inc.	66	(5)
Put Strike $80.00
Expires 09/17/2005
Genentech, Inc.	28	(11)
Put Strike $90.00
Expires 09/17/2005
Genentech, Inc.	18	(7)
Put Strike $85.00
Expires 12/17/2005
Genentech, Inc.	18	(9)
Put Strike $85.00
Expires 01/21/2006

Genentech, Inc.	268	$(20)
Put Strike $65.00
Expires 01/21/2006
Genentech, Inc.	88	(28)
Put Strike $80.00
Expires 01/21/2006
Gen-Probe, Inc.	15	(11)
Put Strike $50.00
Expires 11/19/2005
Genzyme Corp.	22	(11)
Put Strike $75.00
Expires 01/21/2006
Gilead Sciences, Inc.	163	(18)
Put Strike $45.00
Expires 08/20/2005
Gilead Sciences, Inc.	27	(5)
Put Strike $42.50
Expires 11/19/2005
Gilead Sciences, Inc.	34	(16)
Put Strike $47.50
Expires 01/21/2006
Gilead Sciences, Inc.	83	(29)
Put Strike $45.00
Expires 01/21/2006
Guidant Corp.	18	(8)
Put Strike $70.00
Expires 01/21/2006
HCA, Inc.	123	(132)
Put Strike $60.00
Expires 01/21/2006
HCA, Inc.	90	(55)
Put Strike $55.00
Expires 01/21/2006
HCA, Inc.	20	(32)
Put Strike $65.00
Expires 01/21/2006
ICOS Corp.	49	(27)
Put Strike $30.00
Expires 01/21/2006
ImClone Systems, Inc.	18	(9)
Put Strike $35.00
Expires 01/21/2006
Immucor, Inc.	96	(41)
Put Strike $30.00
Expires 12/17/2005
Invitrogen Corp.	60	(11)
Put Strike $75.00
Expires 01/21/2006
Manor Care, Inc.	9	(3)
Put Strike $40.00
Expires 01/21/2006
Martek Biosciences Corp.	52	(3)
Put Strike $30.00
Expires 12/17/2005
Medtronic, Inc.	37	(10)
Put Strike $55.00
Expires 01/21/2006
Merck & Co., Inc.	50	(8)
Put Strike $30.00

Expires 01/21/2006
Omnicare, Inc.	36	$(10)
Put Strike $45.00
Expires 01/21/2006
Onyx Pharmaceuticals, Inc.	73	(58)
Put Strike $30.00
Expires 01/21/2006
Onyx Pharmaceuticals, Inc.	24	(11)
Put Strike $25.00
Expires 01/21/2006
OSI Pharmaceuticals, Inc.	57	(31)
Put Strike $45.00
Expires 10/22/2005
OSI Pharmaceuticals, Inc.	18	(7)
Put Strike $40.00
Expires 01/21/2006
Patterson Cos., Inc.	13	(8)
Put Strike $50.00
Expires 01/21/2006
Pharmion Corp.	31	(23)
Put Strike $80.00
Expires 01/21/2006
Protein Design Labs, Inc.	18	(6)
Put Strike $25.00
Expires 01/21/2006
Resmed, Inc.	87	(18)
Put Strike $65.00
Expires 10/22/2005
Respironics, Inc.	190	(5)
Put Strike $32.50
Expires 10/22/2005
Sepracor, Inc.	30	(26)
Put Strike $60.00
Expires 10/22/2005
Sepracor, Inc.	193	(262)
Put Strike $65.00
Expires 01/21/2006
Shire Pharmaceuticals	123	(67)
Put Strike $40.00
Expires 01/21/2006
St. Jude Medical, Inc.	65	(14)
Put Strike $45.00
Expires 01/21/2006
St. Jude Medical, Inc.	128	(57)
Put Strike $50.00
Expires 01/21/2006
St. Jude Medical, Inc.	44	(4)
Put Strike $40.00
Expires 01/21/2006
Stryker Corp.	48	(7)
Put Strike $50.00
Expires 01/21/2006
Stryker Corp.	30	(10)
Put Strike $55.00
Expires 01/21/2006
Triad Hospitals, Inc.	18	(6)
Put Strike $50.00
Expires 01/21/2006
Triad Hospitals, Inc.	31	(20)

Put Strike $55.00
Expires 01/21/2006
Triad Hospitals, Inc.	35	$(37)
Put Strike $60.00
Expires 01/21/2006
UnitedHealth Group, Inc.	24	(5)
Put Strike $50.00
Expires 01/21/2006
Wellchoice, Inc.	12	(3)
Put Strike $65.00
Expires 10/22/2005
WellPoint, Inc.	22	(6)
Put Strike $67.50
Expires 01/21/2006
Total Written Options (premiums: $4,252)		(4,016)

SUMMARY:
Investments, at value	100.8%	$349,504
Written options	(1.2)%	(4,016)
Other assets in excess of liabilities	0.4%	1,239
Net assets	100.0%	$346,727

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

(b)   No dividends were paid during the preceding twelve months.

(c)   At July 31, 2005, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts.  The value of all securities segregated at July 31, 2005 is $50,745.

(d)   Value is less than $1.

(e)   Contract amounts are not in thousands.

(f)    Security is deemed to be illiquid.

DEFINITIONS:

ADR               American Depositary Receipt

REIT               Real Estate Investment Trust

TA IDEX T. Rowe Price Small Cap

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Air Transportation (1.3%)
Airtran Holdings, Inc. (a) (b)	6,900	$79
Frontier Airlines, Inc. (a)	13,600	167
JetBlue Airways Corp. (a) (b)	1,500	32
Skywest, Inc.	22,600	469
Amusement & Recreation Services (1.4%)
Alliance Gaming Corp. (a) (b)	6,800	104
International Speedway Corp.-Class A	1,000	58
Station Casinos, Inc.	7,900	580
WMS Industries, Inc. (a) (b)	1,600	52
Apparel & Accessory Stores (2.1%)
Christopher & Banks Corp.	6,600	125
HOT Topic, Inc. (a)	9,800	167
Pacific Sunwear of California, Inc. (a)	12,550	306
Ross Stores, Inc.	4,500	119
Talbots, Inc.	2,700	92
Urban Outfitters, Inc. (a)	6,000	364
Apparel Products (0.4%)
Gymboree Corp. (a)	6,700	113
Quiksilver, Inc. (a)	6,800	114
Auto Repair, Services & Parking (0.3%)
Dollar Thrifty Automotive Group (a)	4,700	147
Automotive (0.9%)
Group 1 Automotive, Inc. (a)	1,000	29
Oshkosh Truck Corp.	5,400	458
Automotive Dealers & Service Stations (1.2%)
MarineMax, Inc. (a)	5,100	170
O’Reilly Automotive, Inc. (a)	14,800	477
Sonic Automotive, Inc.	1,600	37
Beverages (0.1%)
Boston Beer Co., Inc.-Class A (a)	2,700	59
Business Services (3.6%)
ChoicePoint, Inc. (a)	7,600	331
Computer Programs & Systems, Inc.	16,500	627
Getty Images, Inc. (a) (b)	3,500	283
Iron Mountain, Inc. (a) (b)	8,225	282
Jupitermedia Corp. (a) (b)	15,700	344
MoneyGram International, Inc.	4,800	101
SupportSoft, Inc. (a)	12,800	70
Commercial Banks (2.0%)
Amegy Bancorp, Inc.	4,100	93
Boston Private Financial Holdings, Inc.	8,100	232
CapitalSource, Inc. (a) (b)	1,100	22
East-West Bancorp, Inc.	5,500	190
Investors Financial Services Corp. (c)	5,200	179
SVB Financial Group (a)	3,600	185
UCBH Holdings, Inc.	14,400	263
Communication (0.5%)
Global Payments, Inc. (b)	3,980	264

Insight Communications Co., Inc. (a)	2,900	$34
Communications Equipment (1.5%)
Inter-Tel, Inc.	13,300	331
Plantronics, Inc.	9,400	321
Polycom, Inc. (a)	6,506	108
Powerwave Technologies, Inc. (a) (b)	6,800	78
Computer & Data Processing Services (10.8%)
Activision, Inc. (a)	18,600	378
Actuate Corp. (a)	18,000	39
Agile Software Corp. (a)	24,400	158
Avocent Corp. (a)	1,200	42
Blue Coat Systems Inc.	1,500	50
Borland Software Corp. (a)	13,700	92
CACI International, Inc.-Class A (a)	4,800	316
CNET Networks, Inc. (a) (b)	13,300	170
Cognex Corp.	5,400	180
Cognizant Technology Solutions Corp. (a)	5,400	265
Digital Insight Corp. (a)	12,700	311
Earthlink, Inc. (a)	3,100	30
F5 Networks, Inc. (a)	4,900	207
Factset Research Systems, Inc. (b)	5,050	185
Fair Isaac Corp.	9,905	373
Filenet Corp. (a)	4,400	124
Hyperion Solutions Corp. (a)	8,100	381
Informatica Corp. (a)	14,800	156
Inforte Corp.	38,400	163
Infospace, Inc. (a) (b)	2,000	48
Jack Henry & Associates, Inc.	6,400	123
Jamdat Mobile, Inc. (a) (b)	1,300	37
Kenexa Corp. Commons Stock (a)	1,700	22
Macromedia, Inc. (a)	5,100	205
MatrixOne, Inc. (a)	32,700	162
Mercury Interactive Corp. (a) (b)	500	20
Motive Inc. (a)	7,100	51
MTC Technologies, Inc. (a)	8,900	279
NAVTEQ Corp. (a)	1,300	57
NetIQ Corp. (a)	5,000	57
Open Solutions, Inc. (a)	2,600	62
Packeteer, Inc. (a)	11,800	143
Quest Software, Inc. (a)	4,300	61
Radiant Systems, Inc. (a)	6,450	83
Red Hat, Inc. (a) (b)	7,700	117
RightNow Technologies, Inc. (a) (b)	10,000	113
RSA Security, Inc. (a)	6,100	79
Serena Software, Inc. (a)	6,000	123
SkillSoft PLC, ADR (a)	600	2
SRA International, Inc.-Class A (a) (b)	12,800	476
Websense, Inc. (a)	3,700	184
Computer & Office Equipment (1.7%)
Maxtor Corp. (a)	28,300	167
Sandisk Corp. (a)	6,800	230
ScanSource, Inc. (a)	4,300	205
Zebra Technologies Corp.-Class A (a)	9,000	351
Construction (0.7%)
Insituform Technologies, Inc.-Class A (a)	4,600	89
MDC Holdings, Inc.	3,664	313
Drug Stores & Proprietary Stores (0.1%)
Drugstore.Com, Inc. (a)	21,100	74

Educational Services (1.8%)
Apollo Group, Inc.-Class A (a)	1,873	$141
Corinthian Colleges, Inc. (a) (b)	5,500	76
DeVry, Inc. (a) (b)	4,000	80
Education Management Corp. (a)	12,300	427
ITT Educational Services, Inc. (a) (b)	5,800	297
Electrical Goods (0.3%)
Hughes Supply, Inc.	6,400	182
Electronic & Other Electric Equipment (1.0%)
Aeroflex, Inc. (a)	32,100	311
DTS, Inc. (a)	5,800	110
Harman International Industries, Inc.	1,200	103
SBS Technologies, Inc. (a)	3,500	35
Electronic Components & Accessories (5.8%)
Advanced Energy Industries, Inc. (a)	27,600	265
AMIS Holdings, Inc. (a)	6,100	78
ATMI, Inc. (a)	4,100	131
Cymer, Inc. (a) (b)	7,400	257
Dolby Laboratories, Inc.-Class A (a)	4,000	76
Exar Corp. (a)	7,600	121
Integrated Circuit Systems, Inc. (a)	7,600	166
Integrated Silicon Solutions, Inc. (a)	16,100	139
Intersil Corp.-Class A	11,596	225
Lattice Semiconductor Corp. (a)	7,800	40
Mercury Computer Systems, Inc. (a)	7,400	205
Micrel, Inc. (a)	5,200	63
Microchip Technology, Inc.	1,775	55
Omnivision Technologies, Inc. (a) (b)	8,600	122
Pericom Semiconductor Corp. (a)	8,400	79
Semtech Corp. (a) (b)	9,000	165
Silicon Storage Technology, Inc. (a)	14,500	68
Skyworks Solutions, Inc. (a)	6,900	51
Tessera Technologies, Inc. (a) (b)	1,500	53
Trident Microsystems, Inc. (a)	5,200	170
Triquint Semiconductor, Inc. (a)	6,226	23
TTM Technologies, Inc. (a)	25,000	177
Varian Semiconductor Equipment Associates, Inc. (a)	6,800	282
Virage Logic Corp. (a)	10,900	95
Zoran Corp. (a)	14,897	215
Environmental Services (1.0%)
Stericycle, Inc. (a) (b)	5,700	331
Waste Connections, Inc. (a)	6,900	248
Fabricated Metal Products (0.3%)
Simpson Manufacturing Co., Inc.	4,000	153
Food & Kindred Products (0.1%)
Peet’s Coffee & Tea, Inc. (a)	2,000	68
Food Stores (0.2%)
Whole Foods Market, Inc.	800	109
Furniture & Home Furnishings Stores (0.4%)
Williams-Sonoma, Inc. (a)	4,800	212
Health Services (5.7%)
Amedisys, Inc. (a) (b)	4,600	180
Amsurg Corp. (a)	900	25
Community Health Systems, Inc. (a)	4,200	162
Coventry Health Care, Inc. (a)	6,700	474
DaVita, Inc. (a)	9,100	430
Gentiva Health Services, Inc. (a)	8,300	160
LCA-Vision, Inc.	1,400	64
LifePoint Hospitals, Inc. (a)	4,000	187
Manor Care, Inc.	3,700	140

Matria Healthcare, Inc. (a)	3,950	$140
Omnicare, Inc.	9,200	424
Renal Care Group, Inc. (a)	4,100	192
Symbion, Inc. (a) (b)	9,000	218
Triad Hospitals, Inc. (a)	2,800	139
United Surgical Partners International, Inc. (a)	9,150	329
Holding & Other Investment Offices (0.7%)
Affiliated Managers Group (a) (b)	4,400	314
First Marblehead Corp. (The) (a) (b)	2,200	76
Hotels & Other Lodging Places (0.1%)
Great Wolf Resorts, Inc. (a) (b)	4,300	58
Industrial Machinery & Equipment (2.6%)
Actuant Corp.-Class A (a) (b)	5,000	233
Axcelis Technologies, Inc. (a)	12,000	83
Brooks Automation, Inc. (a) (b)	5,000	83
Engineered Support Systems, Inc.	12,975	480
Entegris, Inc. (a)	10,100	119
FMC Technologies, Inc. (a)	3,200	116
National Oilwell Varco, Inc. (a)	2,759	144
Oil States International, Inc. (a) (b)	7,000	207
Instruments & Related Products (3.4%)
Anaren, Inc. (a)	3,900	56
Cohu, Inc.	4,600	113
Cyberoptics Corp. (a)	28,200	398
Dionex Corp. (a)	1,650	76
Flir Systems, Inc. (a) (b)	11,700	385
Fossil, Inc. (a)	13,430	320
Herley Industries, Inc. (a)	3,400	66
II-VI, Inc. (a)	5,500	106
Mine Safety Appliances Co.	2,700	132
Orbotech, Ltd. (a)	5,900	146
Pinnacle Systems, Inc. (a)	5,700	26
Rudolph Technologies, Inc. (a) (b)	2,300	35
Varian, Inc. (a)	2,500	94
Insurance (2.0%)
Max Reinsurance Capital, Ltd.	7,300	168
RenaissanceRe Holdings, Ltd.	4,000	180
Stancorp Financial Group, Inc.	2,800	242
Triad Guaranty, Inc. (a)	3,700	178
WellChoice, Inc. (a)	5,500	363
Insurance Agents, Brokers & Service (0.2%)
Brown & Brown, Inc.	3,200	139
Leather & Leather Products (0.2%)
Timberland Co.-Class A (a)	3,400	113
Management Services (2.3%)
Corporate Executive Board Co.	8,500	686
Navigant Consulting, Inc. (a)	4,600	92
Resources Connection, Inc. (a)	18,400	552
Manufacturing Industries (0.3%)
Daktronics, Inc.	4,400	90
Shuffle Master, Inc. (a) (b)	3,400	91
Medical Instruments & Supplies (6.5%)
Advanced Neuromodulation Systems, Inc. (a) (b)	4,900	245
Armor Holdings, Inc. (a) (b)	3,400	139
Arthocare Corp. (a)	1,800	66
Aspect Medical Systems, Inc. (a)	9,100	300
Coherent, Inc. (a)	1,800	61
DENTSPLY International, Inc.	4,750	265
ICU Medical, Inc. (a) (b)	6,800	225

Inamed Corp. (a)	4,950	$358
Integra LifeSciences Holdings Corp. (a)	3,700	112
Kyphon, Inc. (a) (b)	3,000	122
Mentor Corp.	5,000	249
Merit Medical Systems, Inc. (a)	2,700	47
Respironics, Inc. (a)	12,800	485
Steris Corp.	15,900	432
Techne Corp. (a) (b)	5,400	265
Thoratec Corp. (a)	16,200	268
Wright Medical Group, Inc. (a)	3,000	78
Motion Pictures (0.9%)
Avid Technology, Inc. (a) (b)	9,100	374
Macrovision Corp. (a)	6,200	135
Oil & Gas Extraction (4.9%)
Atwood Oceanics, Inc. (a)	1,000	68
Bill Barrett Corp. (a)	7,100	227
Cabot Oil & Gas Corp.	7,200	292
CAL Dive International, Inc. (a)	7,200	426
Comstock Resources, Inc. (a)	14,900	413
Forest Oil Corp. (a)	3,400	152
Global Industries, Ltd. (a)	7,400	73
Grey Wolf, Inc. (a)	9,000	69
Helmerich & Payne, Inc.	1,900	109
Patterson-UTI Energy, Inc.	8,400	276
Spinnaker Exploration Co. (a)	5,400	212
Stone Energy Corp. (a)	3,800	202
Unit Corp. (a)	6,100	290
Personal Services (0.2%)
Jackson Hewitt Tax Service, Inc.	3,600	91
Pharmaceuticals (6.7%)
Abgenix, Inc. (a) (b)	7,500	78
Alkermes, Inc. (a) (b)	4,800	74
Amylin Pharmaceuticals, Inc. (a) (b)	4,700	88
Andrx Corp. (a)	5,800	108
Bradley Pharmaceuticals, Inc. (a) (b)	3,200	36
Celgene Corp. (a)	3,200	153
Cephalon, Inc. (a) (b)	2,924	123
Charles River Laboratories International, Inc. (a)	5,400	263
D&K Healthcare Resources, Inc.	6,900	100
Digene Corp. (a)	12,300	358
Henry Schein, Inc. (a) (b)	2,000	86
ICOS Corp. (a)	2,100	53
Idexx Laboratories, Inc. (a) (b)	1,500	95
Inkine Pharmaceutical Co Inc. (a)	16,800	57
Invitrogen Corp. (a)	4,100	352
Martek Biosciences Corp. (a) (b)	5,600	244
Medicines Co. (a)	3,400	74
Medicis Pharmaceutical Corp.-Class A (b)	9,600	326
Neurocrine Biosciences, Inc. (a)	4,800	238
Noven Pharmaceuticals, Inc. (a)	11,900	201
Par Pharmaceutical Cos., Inc. (a) (b)	1,700	40
Priority Healthcare Corp.-Class B (a)	3,400	93
Protein Design Labs, Inc. (a)	18,600	424
Taro Pharmaceuticals Industries (a) (b)	3,700	87
Vertex Pharmaceuticals, Inc. (a)	2,294	37
Primary Metal Industries (0.5%)
Lone Star Technologies, Inc. (a)	700	36
Maverick Tube Corp. (a) (b)	5,300	176
Steel Dynamics, Inc.	3,000	96

Printing & Publishing (0.4%)
Scholastic Corp. (a)	3,500	$129
Valassis Communications, Inc. (a)	2,000	79
Radio & Television Broadcasting (1.1%)
COX Radio, Inc.-Class A (a)	6,100	96
Emmis Communications Corp.-Class A (a)	1,900	39
Entercom Communications Corp. (a)	3,900	124
Radio One, Inc.-Class D (a)	13,200	174
Regent Communications, Inc. (a)	13,200	77
Spanish Broadcasting System, Inc.-Class A (a)	10,400	89
Radio, Television & Computer Stores (0.3%)
GameStop Corp.-Class A (a) (b)	5,100	175
Research & Testing Services (1.7%)
Advisory Board Co. (The) (a)	12,800	668
Incyte Corp. (a)	6,800	54
Pharmaceutical Product Development, Inc. (a)	4,200	240
Residential Building Construction (0.8%)
Toll Brothers, Inc. (a) (b)	7,700	427
Restaurants (2.6%)
BJ’s Restaurants, Inc. (a)	3,400	82
CEC Entertainment, Inc. (a) (b)	7,050	270
Cheesecake Factory (The) (a) (b)	6,000	215
PF Chang’s China Bistro, Inc. (a) (b)	6,300	359
Rare Hospitality International, Inc. (a)	10,300	321
Sonic Corp. (a)	7,475	227
Retail Trade (2.2%)
AC Moore Arts & Crafts, Inc. (a) (b)	12,000	345
Coldwater Creek, Inc. (a)	9,300	258
Hibbett Sporting Goods, Inc. (a)	3,400	136
Marvel Enterprises, Inc. (a) (b)	5,850	113
Michaels Stores, Inc.	5,400	221
Petsmart, Inc.	3,800	113
Zumiez, Inc. (a)	1,100	38
Rubber & Misc. Plastic Products (0.1%)
Trex Company Inc.	1,300	38
Savings Institutions (0.2%)
IndyMac Bancorp, Inc.	2,000	87
Security & Commodity Brokers (1.0%)
Eaton Vance Corp.	7,000	172
Greenhill & Co., Inc. (b)	1,200	46
Legg Mason, Inc.	1,500	153
Raymond James Financial, Inc.	6,900	206
Social Services (0.7%)
Bright Horizons Family Solutions, Inc. (a)	9,200	421
Stone, Clay & Glass Products (0.5%)
Gentex Corp. (b)	16,400	292
Telecommunications (2.4%)
Adtran, Inc.	10,200	273
Alamosa Holdings, Inc. (a) (b)	2,000	32
Nextel Partners, Inc.-Class A (a)	25,700	640
NII Holdings, Inc.-Class B (a) (b)	2,700	201
Novatel Wireless, Inc. (a) (b)	1,700	20
Ubiquitel, Inc. (a)	6,700	61
Wireless Facilities, Inc. (a)	21,200	137
Transportation & Public Utilities (0.8%)
UTI Worldwide, Inc.	6,700	478
Transportation Equipment (0.2%)
Thor Industries, Inc.	3,300	118

Trucking & Warehousing (1.2%)
Forward Air Corp.	5,250	$183
Old Dominion Freight Line, Inc. (a)	8,000	265
US Xpress Enterprises, Inc.-Class A (a)	5,600	74
Werner Enterprises, Inc.	7,300	138
Variety Stores (0.5%)
Family Dollar Stores, Inc.	1,300	34
Fred’s, Inc.	11,750	227
Wholesale Trade Durable Goods (2.6%)
Cytyc Corp. (a)	8,800	220
Insight Enterprises, Inc. (a)	12,900	263
Interline Brands, Inc. (a)	1,400	30
Patterson Cos., Inc. (a)	4,400	196
Reliance Steel & Aluminum Co.	2,000	93
SCP Pool Corp.	8,530	311
Symyx Technologies, Inc. (a)	9,600	288
West Marine, Inc. (a) (b)	3,400	68
Wholesale Trade Nondurable Goods (1.7%)
Performance Food Group Co. (a)	1,600	48
SunOpta, Inc. (a) (b)	54,200	326
Tractor Supply Co. (a)	4,200	236
United Natural Foods, Inc. (a) (b)	10,900	368
Total Common Stocks (cost: $45,576)		55,471

	Principal	Value
SECURITY LENDING COLLATERAL (19.1%)
Debt (17.2%)
Bank Notes (1.1%)
Bank of America
3.27%, due 10/18/2005 (d)	$227	$227
3.31%, due 06/07/2006 (d)	283	283
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (d)	57	57
3.40%, due 03/10/2006 (d)	57	57
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (d)	227	227
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (d)	180	180
Commercial Paper (2.1%)
Compass Securitization - 144A
3.48%, due 08/31/2005	237	237
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	170	170
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	170	170
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	151	151
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	113	113
3.43%, due 08/26/2005	123	123
Ranger Funding - 144A
3.38%, due 08/22/2005	191	191
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	44	44
Euro Dollar Overnight (3.9%)
ABN Amro Bank NV
3.25%, due 08/05/2005	113	113
BNP Paribas

3.26%, due 08/01/2005	$227	$227
3.25%, due 08/02/2005	113	113
3.27%, due 08/04/2005	113	113
Calyon
3.25%, due 08/02/2005	159	160
Fortis Bank
3.25%, due 08/04/2005	165	165
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	159	159
National Australia Bank
3.25%, due 08/01/2005	453	453
Royal Bank of Canada
3.25%, due 08/03/2005	227	227
Royal Bank of Scotland
3.25%, due 08/04/2005	113	113
Wells Fargo
3.27%, due 08/01/2005	68	68
3.26%, due 08/03/2005	283	283
Euro Dollar Terms (5.9%)
Bank of Montreal
3.27%, due 08/09/2005	147	147
Bank of Nova Scotia
3.30%, due 08/10/2005	113	113
3.43%, due 08/30/2005	321	321
Barclays
3.42%, due 08/25/2005	202	202
3.42%, due 09/12/2005	113	113
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	227	227
First Tennessee National Corp.
3.22%, due 08/09/2005	61	61
Fortis Bank
3.46%, due 09/15/2005	227	227
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	57	57
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	128	128
Rabobank Nederland
3.25%, due 08/08/2005	227	227
Regions Bank
3.29%, due 08/10/2005	155	155
Royal Bank of Canada
3.42%, due 09/12/2005	227	227
Royal Bank of Scotland
3.24%, due 08/08/2005	227	227
3.25%, due 08/09/2005	170	170
Societe Generale
3.24%, due 08/09/2005	233	233
UBS AG
3.37%, due 08/22/2005	283	283
Wells Fargo
3.45%, due 09/16/2005	227	227
Promissory Notes (1.1%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	397	397
3.39%, due 12/28/2005	238	238

Repurchase Agreements (2.4%) (e)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $601 on 08/01/2005	$601	$601
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $62 on 08/01/2005	62	62
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $577 on 08/01/2005	577	577
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $147 on 08/01/2005	147	147

	Shares	Value
Investment Companies (1.9%)
Money Market Funds (1.9%)
American Beacon Funds
1-day yield of 3.24%	283,371	$283
BGI Institutional Money Market Fund
1-day yield of 3.31%	548,204	548
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (f)	225,351	225
Total Security Lending Collateral (cost: $10,847)		10,847

Total Investment Securities (cost: $56,423)		$66,318

SUMMARY:
Investments, at value	116.8%	$66,318
Liabilities in excess of other assets	(16.8)%	(9,532)
Net assets	100.0%	$56,786

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $10,454.

(c)   Investors Bank and Trust Co., a wholly-owned subsidiary of Investors Financial Services Corp., serves as the accounting, custody and lending agent for the Fund.

(d)   Floating or variable rate note. Rate is listed as of July 31, 2005.

(e)   Cash collateral for the Repurchase Agreements, valued at $1,415, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(f)    Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A               144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $1,199 or 2.1% of the net assets of the Fund.

ADR               American Depositary Receipt

TA IDEX T. Rowe Price Tax-Efficient Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace (0.7%)
Boeing Co. (The)	2,600	$172
Amusement & Recreation Services (1.6%)
Disney (Walt) Co. (The)	7,200	185
Station Casinos, Inc.	2,900	213
Apparel Products (0.6%)
Cintas Corp.	3,300	146
Automotive (0.5%)
Harley-Davidson, Inc.	2,200	117
Beverages (2.8%)
Anheuser-Busch Cos., Inc.	1,900	84
Coca-Cola Co. (The)	6,300	276
PepsiCo, Inc.	6,170	336
Business Credit Institutions (0.8%)
Fannie Mae	1,400	78
Freddie Mac	2,000	127
Business Services (8.2%)
ChoicePoint, Inc. (a)	1,900	83
Clear Channel Communications, Inc.	4,400	144
eBay, Inc. (a)	10,800	451
Equifax, Inc.	1,700	62
First Data Corp.	4,900	202
Monster Worldwide, Inc. (a) (b)	4,300	131
Moody’s Corp.	7,200	341
Omnicom Group, Inc.	2,800	238
Robert Half International, Inc.	6,200	210
WPP Group PLC, ADR (b)	3,300	174
Chemicals & Allied Products (3.8%)
Avon Products, Inc.	4,200	137
Colgate-Palmolive Co.	2,700	143
Ecolab, Inc.	3,600	121
Monsanto Co.	1,000	67
Procter & Gamble Co. (b)	7,200	401
Valspar Corp.	1,700	83
Commercial Banks (7.8%)
Bank of New York Co., Inc. (The)	4,300	132
Citigroup, Inc.	10,659	464
Mellon Financial Corp.	4,000	122
Northern Trust Corp.	9,100	462
State Street Corp.	8,800	438
Wells Fargo & Co.	5,200	319
Communication (1.0%)
Certegy, Inc.	3,500	121
Viacom, Inc.-Class B	3,800	127
Communications Equipment (0.3%)
Nokia Corp., ADR	5,000	80
Computer & Data Processing Services (7.2%)
Adobe Systems, Inc. (b)	1,600	47
Automatic Data Processing, Inc.	4,200	187

Computer Associates International, Inc.	905	$25
Electronic Arts, Inc. (a)	500	29
Intuit, Inc. (a)	2,400	115
Microsoft Corp. (b)	25,800	661
Oracle Corp. (a)	21,000	285
SAP AG, ADR	4,000	171
Yahoo!, Inc. (a)	7,800	260
Computer & Office Equipment (5.3%)
Cisco Systems, Inc. (a)	28,000	536
Dell, Inc. (a)	16,900	684
EMC Corp. (a)	7,700	105
Cosmetics/Personal Care (0.2%)
Gillette Co. (The)	1,000	54
Drug Stores & Proprietary Stores (1.2%)
CVS Corp.	4,800	149
Walgreen Co.	2,900	139
Educational Services (0.7%)
Apollo Group, Inc.-Class A (a)	2,350	177
Electronic & Other Electric Equipment (3.4%)
General Electric Co.	24,350	840
Electronic Components & Accessories (12.6%)
Altera Corp. (a) (b)	14,700	322
Analog Devices, Inc.	7,400	290
Broadcom Corp.-Class A (a)	3,500	150
Intel Corp.	22,000	597
Linear Technology Corp.	11,600	451
Maxim Integrated Products, Inc.	10,800	452
Microchip Technology, Inc.	6,300	196
Texas Instruments, Inc.	9,500	302
Xilinx, Inc. (b)	13,400	380
Entertainment (0.3%)
International Game Technology	3,100	85
Food & Kindred Products (0.9%)
General Mills, Inc.	2,300	109
WM Wrigley Jr. Co.	1,700	121
Furniture & Home Furnishings Stores (1.2%)
Bed Bath & Beyond, Inc. (a)	3,300	151
Williams-Sonoma, Inc. (a)	3,600	159
Hotels & Other Lodging Places (0.7%)
Marriott International, Inc.-Class A	2,500	171
Industrial Machinery & Equipment (0.5%)
Applied Materials, Inc.	1,700	31
Illinois Tool Works, Inc.	1,200	103
Insurance (6.6%)
AMBAC Financial Group, Inc.	1,200	86
American International Group, Inc.	3,363	202
UnitedHealth Group, Inc.	11,500	601
WellPoint, Inc. (a)	10,700	757
Insurance Agents, Brokers & Service (0.3%)
Marsh & McLennan Cos., Inc.	2,800	81
Lumber & Other Building Materials (2.0%)
Home Depot, Inc. (The)	11,300	492
Management Services (0.7%)
Paychex, Inc.	5,200	182
Medical Instruments & Supplies (4.1%)
Baxter International, Inc.	2,800	110
Guidant Corp. (b)	800	55
Medtronic, Inc.	10,500	566
Stryker Corp. (b)	3,400	184
Zimmer Holdings, Inc. (a)	1,200	99

Motion Pictures (0.8%)
Time Warner, Inc. (a)	11,400	$194
Paper & Allied Products (0.7%)
3M Co.	600	45
Kimberly-Clark Corp.	1,900	121
Personal Credit Institutions (0.6%)
SLM Corp.	2,800	144
Pharmaceuticals (8.7%)
Abbott Laboratories	4,900	228
Amgen, Inc. (a)	3,900	311
AstraZeneca PLC-ADR	1,900	86
GlaxoSmithKline PLC, ADR	2,600	123
Johnson & Johnson	8,400	537
Lilly (Eli) & Co.	2,900	163
Medco Health Solutions, Inc. (a)	1,109	54
Merck & Co., Inc.	2,300	71
Pfizer, Inc.	14,985	397
Wyeth	4,100	188
Printing & Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	6,800	313
Radio & Television Broadcasting (0.8%)
IAC/InterActive Corp. (a) (b)	3,100	83
Univision Communications, Inc.-Class A (a)	4,100	116
Restaurants (0.5%)
Starbucks Corp. (a)	2,500	131
Retail Trade (1.6%)
Amazon.com, Inc. (a)	5,500	248
Tiffany & Co. (b)	4,100	140
Rubber & Misc. Plastic Products (0.4%)
NIKE, Inc.-Class B	1,300	109
Security & Commodity Brokers (3.4%)
American Express Co.	4,000	220
Charles Schwab Corp. (The)	14,600	200
Eaton Vance Corp.	4,000	98
Franklin Resources, Inc.	4,200	339
Telecommunications (0.2%)
Vodafone Group PLC, ADR	2,000	52
Transportation & Public Utilities (0.6%)
Expeditors International of Washington, Inc.	2,800	154
Variety Stores (2.9%)
Dollar General Corp.	9,600	195
Family Dollar Stores, Inc.	3,900	101
Wal-Mart Stores, Inc.	8,400	415
Water Transportation (0.2%)
Carnival Corp.	900	47
Wholesale Trade Nondurable Goods (1.1%)
SYSCO Corp. (b)	7,300	263
Total Common Stocks (cost: $17,130)		24,822

	Principal	Value
SECURITY LENDING COLLATERAL (12.0%)
Debt (10.8%)
Bank Notes (0.7%)
Bank of America
3.27%, due 10/18/2005 (c)	$62	$62
3.31%, due 06/07/2006 (c)	78	78
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	16	16
3.40%, due 03/10/2006 (c)	16	16

Certificates Of Deposit (0.5%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	$62	$62
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	50	50
Commercial Paper (1.3%)
Compass Securitization - 144A
3.48%, due 08/31/2005	65	65
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	47	47
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	47	47
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	42	42
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	31	31
3.43%, due 08/26/2005	34	34
Ranger Funding - 144A
3.38%, due 08/22/2005	53	53
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	12	12
Euro Dollar Overnight (2.4%)
ABN Amro Bank NV
3.25%, due 08/05/2005	31	31
BNP Paribas
3.26%, due 08/01/2005	62	62
3.25%, due 08/02/2005	31	31
3.27%, due 08/04/2005	31	31
Calyon
3.25%, due 08/02/2005	44	44
Fortis Bank
3.25%, due 08/04/2005	45	45
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	44	44
National Australia Bank
3.25%, due 08/01/2005	125	125
Royal Bank of Canada
3.25%, due 08/03/2005	62	62
Royal Bank of Scotland
3.25%, due 08/04/2005	31	31
Wells Fargo
3.27%, due 08/01/2005	19	19
3.26%, due 08/03/2005	78	78
Euro Dollar Terms (3.7%)
Bank of Montreal
3.27%, due 08/09/2005	41	41
Bank of Nova Scotia
3.30%, due 08/10/2005	31	31
3.43%, due 08/30/2005	88	88
Barclays
3.42%, due 08/25/2005	56	56
3.42%, due 09/12/2005	31	31
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	62	62
First Tennessee National Corp.
3.22%, due 08/09/2005	17	17

Fortis Bank
3.46%, due 09/15/2005	$62	$62
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	16	16
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	35	35
Rabobank Nederland
3.25%, due 08/08/2005	62	62
Regions Bank
3.29%, due 08/10/2005	43	43
Royal Bank of Canada
3.42%, due 09/12/2005	62	62
Royal Bank of Scotland
3.24%, due 08/08/2005	62	62
3.25%, due 08/09/2005	47	47
Societe Generale
3.24%, due 08/09/2005	64	64
UBS AG
3.37%, due 08/22/2005	78	78
Wells Fargo
3.45%, due 09/16/2005	62	62
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	109	109
3.39%, due 12/28/2005	66	66
Repurchase Agreements (1.5%) (d)
Goldman Sachs Group, Inc (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $166 on 08/01/2005	166	166
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $17 on 08/01/2005	17	17
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $159 on 08/01/2005	159	159
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $41 on 08/01/2005	41	41

	Shares	Value
Investment Companies (1.2%)
Money Market Funds (1.2%)
American Beacon Funds
1-day yield of 3.24%	78,008	$78
BGI Institutional Money Market Fund
1-day yield of 3.31%	150,913	151
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	62,036	62
Total Security Lending Collateral (cost: $2,986)		2,986

Total Investment Securities (cost: $20,116)		$27,808

SUMMARY:
Investments, at value	111.8%	$27,808
Liabilities in excess of other assets	(11.8)%	(2,939)
Net assets	100.0%	$24,869

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $2,876.

(c)   Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)   Cash collateral for the Repurchase Agreements, valued at $390, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)   Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A               144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $331 or 1.3% of the net assets of the Fund.

ADR               American Depositary Receipt

TA IDEX Templeton Great Companies Global

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.1%)
Australia (1.4%)
Alumina, Ltd.	418,920	$1,848
AMP, Ltd.	243,877	1,258
BHP Billiton, Ltd.	80,350	1,183
National Australia Bank, Ltd.	135,570	3,222
Brazil (0.7%)
Cia Vale do Rio Doce, ADR	12,500	348
Cia Vale do Rio Doce, ADR (a)	60,840	1,981
Empresa Brasileira de Aeronautica SA, ADR (a)	40,910	1,323
Canada (0.9%)
Alcan, Inc.	60,070	2,028
BCE, Inc. (a)	121,510	2,936
Cayman Islands (1.0%)
ACE, Ltd.	58,730	2,714
XL Capital, Ltd.-Class A	34,340	2,466
Denmark (0.7%)
Vestas Wind Systems A/S (a) (b)	208,816	3,842
Finland (1.0%)
Stora Enso OYJ-Class R	149,230	1,982
UPM-Kymmene OYJ	169,220	3,296
France (3.5%)
Accor SA	52,500	2,679
AXA	116,200	3,182
Michelin (C.G.D.E.)-Class B	40,857	2,524
Sanofi-Aventis	41,719	3,617
Suez SA, ADR	95,150	2,620
Total SA	11,223	2,823
Valeo SA	28,502	1,210
Germany (2.6%)
BASF AG, ADR	40,250	2,850
Deutsche Post AG	160,340	3,986
E.ON AG, ADR	106,550	3,282
Muenchener Rueckversicherungs AG	11,620	1,356
Siemens AG	3,375	261
Volkswagen AG, ADR	196,630	2,136
Hong Kong (1.0%)
Cheung Kong Holdings, Ltd.	280,000	3,020
Hutchison Whampoa, Ltd.	206,000	2,013
Israel (0.5%)
Check Point Software Technologies, Ltd. (b)	122,020	2,749

Italy (1.2%)
ENI SpA, ADR	30,390	$4,297
Riunione Adriatica di Sicurta SpA	100,190	2,007
Japan (5.5%)
East Japan Railway Co.	432	2,129
Fuji Photo Film Co., Ltd.	54,200	1,688
Hitachi, Ltd.	504,000	3,077
KDDI Corp.	396	1,916
Konica Minolta Holdings, Inc.	198,000	1,817
Mabuchi Motor Co., Ltd.	33,000	1,838
Nintendo Co., Ltd.	31,200	3,286
Nippon Telegraph & Telephone Corp.	533	2,317
Nomura Holdings, Inc.	117,000	1,391
Olympus Corp.	96,800	1,961
Sompo Japan Insurance, Inc.	259,000	2,471
Sony Corp., ADR	72,000	2,341
Takeda Pharmaceutical Co., Ltd.	57,000	2,926
Mexico (0.5%)
Telefonos de Mexico SA de CV-Class L, ADR (a)	127,060	2,448
Netherlands (2.7%)
Akzo Nobel NV, ADR	73,910	3,040
ING Groep NV	91,490	2,777
ING Groep NV, ADR	26,300	795
Koninklijke Philips Electronics NV	110,830	3,015
Reed Elsevier NV	258,320	3,525
VNU NV	44,460	1,278
Norway (0.7%)
Telenor ASA	397,510	3,437
Portugal (0.5%)
Portugal Telecom SGPS SA	281,960	2,696
Singapore (0.6%)
DBS Group Holdings, Ltd.	295,600	2,867
DBS Group Holdings, Ltd., ADR	13,610	528
South Korea (2.9%)
Kookmin Bank, ADR (a)	51,850	2,731
Korea Electric Power Corp., ADR (a)	106,060	1,853
KT Corp., ADR	107,955	2,390
Samsung Electronics Co., Ltd., GDR - 144A (a)	20,230	5,578
SK Telecom Co., Ltd., ADR (a)	121,900	2,617
Spain (2.1%)
Banco Santander Central Hispano SA	283,790	3,524
Iberdrola SA	53,440	1,365
Repsol YPF SA	119,803	3,365
Telefonica SA	168,001	2,835
Sweden (3.2%)
Atlas Copco AB-Class A	165,960	2,826
Electrolux AB-Class B	89,570	2,016
Nordic Baltic Holding, FDR	334,230	3,204
Securitas AB-Class B	246,260	4,177
Svenska Cellulosa AB-Class B	62,590	2,123
Volvo AB-Class B (a)	59,810	2,511

Switzerland (2.8%)
Lonza Group AG	52,120	$2,887
Nestle SA, ADR	46,510	3,198
Novartis AG, ADR	64,230	3,129
Swiss Reinsurance	46,000	2,937
UBS AG	26,130	2,154
UBS AG (Foreign Registered)	7,560	620
Taiwan (0.5%)
Chunghwa Telecom Co., Ltd., ADR (a) (b)	120,570	2,593
United Kingdom (10.7%)
Alliance Unichem PLC	165,670	2,422
BAE Systems PLC	675,000	3,661
Boots Group PLC	207,950	2,217
BP PLC, ADR	58,450	3,851
British Airways PLC (b)	273,070	1,336
British Sky Broadcasting PLC	299,630	2,820
Cadbury Schweppes PLC	328,480	3,170
Compass Group PLC	813,970	3,523
GlaxoSmithKline PLC	156,359	3,693
HSBC Holdings PLC	108,699	1,767
HSBC Holdings PLC, ADR (a)	10,800	875
National Grid Transco PLC	268,699	2,480
Pearson PLC	196,520	2,357
Rentokil Initial PLC	836,620	2,295
Rolls-Royce Group PLC (b)	503,400	2,965
Royal Bank of Scotland Group PLC	82,880	2,473
Royal Dutch Shell-Class B	114,221	3,636
Smiths Group PLC	166,500	2,811
Standard Chartered PLC	137,890	2,696
Unilever PLC	254,540	2,468
Vodafone Group PLC	1,234,981	3,186
United States (50.9%)
3M Co.	137,200	10,290
Abbott Laboratories	96,500	4,500
Adobe Systems, Inc. (a)	97,700	2,896
American Express Co.	101,000	5,555
Amgen, Inc. (b)	131,080	10,454
Amylin Pharmaceuticals, Inc. (b)	55,000	1,026
Berkshire Hathaway, Inc.-Class B (a) (b)	2,700	7,511
Cisco Systems, Inc. (b)	275,400	5,274
Citigroup, Inc.	230,000	10,005
Colgate-Palmolive Co.	161,200	8,534
Danaher Corp. (a)	89,810	4,980
Dell, Inc. (b)	146,100	5,913
Diebold, Inc.	113,000	5,614
Donaldson Co., Inc.	111,820	3,643
Ecolab, Inc.	96,200	3,230
EMC Corp. (b)	326,000	4,463
Emerson Electric Co.	149,400	9,831
First Data Corp.	151,700	6,241
Fortune Brands, Inc.	60,000	5,673
General Electric Co.	191,810	6,617
Genzyme Corp. (b)	90,000	6,697
Goldman Sachs Group, Inc. (The)	98,500	10,587

Harman International Industries, Inc.	17,250	$1,478
Hershey Co. (The) (a)	44,000	2,810
Hewlett-Packard Co.	240,000	5,909
Intel Corp.	153,130	4,156
International Game Technology	284,500	7,784
Johnson & Johnson	88,000	5,629
Linear Technology Corp.	175,900	6,835
Medtronic, Inc.	219,300	11,829
Microsoft Corp.	367,975	9,424
Moody’s Corp. (a)	122,100	5,777
Morgan Stanley	77,000	4,085
Motorola, Inc.	140,000	2,965
Omnicom Group, Inc.	99,100	8,411
PepsiCo, Inc.	149,700	8,163
Procter & Gamble Co. (a)	123,700	6,881
Prudential Financial, Inc.	68,900	4,609
QUALCOMM, Inc.	111,400	4,399
Quest Diagnostics, Inc.	50,000	2,567
United Technologies Corp.	146,200	7,412
Vertex Pharmaceuticals, Inc. (b)	62,000	989
Wyeth	122,720	5,614
Xilinx, Inc.	206,900	5,866
Zimmer Holdings, Inc. (b)	75,190	6,193
Total Common Stocks (cost: $486,721)		519,257

	Principal	Value
SECURITY LENDING COLLATERAL (9.5%)
Debt (8.6%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$1,045	$1,045
3.31%, due 06/07/2006 (c)	1,306	1,306
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	261	261
3.40%, due 03/10/2006 (c)	261	261
Certificates of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	1,045	1,045
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	832	832
Commercial Paper (1.1%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,090	1,090
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	784	784
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	784	784
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	697	697
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	523	523
3.43%, due 08/26/2005	567	567

Ranger Funding - 144A
3.38%, due 08/22/2005	$880	$880
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	202	202
Euro Dollar Overnight (1.9%)
ABN Amro Bank NV
3.25%, due 08/05/2005	523	523
BNP Paribas
3.26%, due 08/01/2005	1,045	1,045
3.25%, due 08/02/2005	523	523
3.27%, due 08/04/2005	523	523
Calyon
3.25%, due 08/02/2005	735	735
Fortis Bank
3.25%, due 08/04/2005	759	759
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	732	732
National Australia Bank
3.25%, due 08/01/2005	2,090	2,090
Royal Bank of Canada
3.25%, due 08/03/2005	1,045	1,045
Royal Bank of Scotland
3.25%, due 08/04/2005	523	523
Wells Fargo
3.27%, due 08/01/2005	313	313
3.26%, due 08/03/2005	1,306	1,306
Euro Dollar Terms (2.9%)
Bank of Montreal
3.27%, due 08/09/2005	679	679
Bank of Nova Scotia
3.30%, due 08/10/2005	523	523
3.43%, due 08/30/2005	1,479	1,479
Barclays
3.42%, due 08/25/2005	931	931
3.42%, due 09/12/2005	523	523
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,045	1,045
First Tennessee National Corp.
3.22%, due 08/09/2005	282	282
Fortis Bank
3.46%, due 09/15/2005	1,045	1,045
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	261	261
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	590	590
Rabobank Nederland
3.25%, due 08/08/2005	1,045	1,045
Regions Bank
3.29%, due 08/10/2005	715	715
Royal Bank of Canada
3.42%, due 09/12/2005	1,045	1,045

Royal Bank of Scotland
3.24%, due 08/08/2005	$1,045	$1,045
3.25%, due 08/09/2005	784	784
Societe Generale
3.24%, due 08/09/2005	1,073	1,073
UBS AG
3.37%, due 08/22/2005	1,306	1,306
Wells Fargo
3.45%, due 09/16/2005	1,045	1,045
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,829	1,829
3.39%, due 12/28/2005	1,097	1,097
Repurchase Agreements (1.2%) (d)
Goldman Sachs Group, Inc. (The) 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $2,773 on 08/01/2005	2,772	2,772
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $286 on 08/01/2005	286	286
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,660 on 08/01/2005	2,659	2,659
Morgan Stanley Dean Witter & Co. 3.42% Repurchase Agreement dated 07/29/2005 to be repurchased at $679 on 08/01/2005	679	679

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 3.24%	1,306,331	$1,306
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,527,198	2,527
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	1,038,860	1,039
Total Security Lending Collateral (cost: $50,004)		50,004
Total Investment Securities (cost: $536,725)		$569,261

SUMMARY:
Investments, at value	107.6%	$569,261
Liabilities in excess of other assets	(7.6)%	(39,991)
Net assets	100.0%	$529,270

	Percentage of
	Net Assets	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.6%	$50,694
Commercial Banks	6.9%	36,665
Computer & Office Equipment	5.7%	30,249
Business Services	5.7%	29,971
Electronic & Other Electric Equipment	5.5%	29,363
Chemicals & Allied Products	5.2%	27,423
Telecommunications	5.0%	26,676
Electronic Components & Accessories	4.1%	21,710
Security & Commodity Brokers	4.1%	21,618
Insurance	4.1%	21,463
Medical Instruments & Supplies	3.4%	18,022
Aerospace	2.9%	15,362
Computer & Data Processing Services	2.8%	15,069
Paper & Allied Products	2.6%	13,586
Life Insurance	2.4%	12,621
Communications Equipment	2.3%	12,401
Instruments & Related Products	2.0%	10,447
Petroleum Refining	1.9%	10,309
Food & Kindred Products	1.7%	9,179
Electric Services	1.7%	8,980
Beverages	1.5%	8,163
Entertainment	1.5%	7,784
Oil & Gas Extraction	1.4%	7,662
Industrial Machinery & Equipment	1.2%	6,469
Fabricated Metal Products	1.1%	5,673
Metal Mining	1.0%	5,360
Automotive	0.9%	4,647
Paper & Paper Products	0.8%	4,105

Transportation & Public Utilities	0.7%	3,986
Radio & Television Broadcasting	0.7%	3,635
Printing & Publishing	0.7%	3,525
Restaurants	0.7%	3,523
Manufacturing Industries	0.6%	3,286
Specialty- Real Estate	0.6%	3,020
Communication	0.5%	2,820
Hotels & Other Lodging Places	0.5%	2,679
Electric, Gas & Sanitary Services	0.5%	2,620
Health Services	0.5%	2,567
Rubber & Misc. Plastic Products	0.5%	2,524
Wholesale Trade Nondurable Goods	0.5%	2,468
Drug Stores & Proprietary Stores	0.4%	2,217
Railroads	0.4%	2,129
Primary Metal Industries	0.4%	2,028
Holding & Other Investment Offices	0.4%	2,013
Air Transportation	0.3%	1,336
Motor Vehicles, Parts & Supplies	0.2%	1,210
Investments, at value	98.1%	519,257
Short-Term Investments	9.5%	50,004
Liabilities in excess of other assets	(7.6)%	(39,991)
Net Assets	100.0%	$529,270

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                  At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $48,436.

(b)                                 No dividends were paid during the preceding twelve months.

(c)                                  Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                 Cash collateral for the Repurchase Agreements, valued at $6,524, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                                  Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

ADR	American Depositary Receipt

FDR	Finnish Depositary Receipt

GDR	Global Depositary Receipt

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $11,105 or 2.1% of the net assets of the Fund.

TA IDEX Transamerica Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (5.1%)
U.S. Treasury Bond
5.38%, due 02/15/2031 (a)	$2,326	$2,643
U.S. Treasury Note
3.50%, due 02/15/2010	5,350	5,208
4.75%, due 05/15/2014	2,725	2,820
4.25%, due 08/15/2014	1,230	1,227
4.00%, due 02/15/2015 (a)	1,800	1,759
Total U.S. Government Obligations (cost: $13,633)		13,657

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
Fannie Mae-Conventional Pool
5.50%, due 05/01/2035	1,054	1,060
5.50%, due 05/01/2035	1,059	1,065
Fannie Mae
6.00%, due 09/01/2034	1,790	1,829
Total U.S. Government Agency Obligations (cost: $3,999)		3,954

CORPORATE DEBT SECURITIES (18.6%)
Aerospace (0.6%)
Honeywell International, Inc.
5.13%, due 11/01/2006	910	920
6.13%, due 11/01/2011	660	709
Amusement & Recreation Services (0.9%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	1,750	1,781
Mandalay Resort Group
6.50%, due 07/31/2009	585	597
Automotive (0.6%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	1,167	1,496
Beverages (1.0%)
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	950	957
Diageo Capital PLC
3.50%, due 11/19/2007	1,750	1,715
Business Services (0.4%)
Clear Channel Communications, Inc.
6.00%, due 11/01/2006	555	562
4.63%, due 01/15/2008	545	536
Chemicals & Allied Products (0.8%)
Lubrizol Corp.
5.50%, due 10/01/2014	500	508
Monsanto Co.
5.50%, due 07/30/2035	800	796
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	830	867

Commercial Banks (0.9%)
Barclays Bank PLC
6.28%, due 12/15/2034 (b)	$1,050	$1,064
US Bank NA
3.75%, due 02/06/2009	1,400	1,359
Communication (0.7%)
Comcast Corp.
4.95%, due 06/15/2016	675	658
COX Communications, Inc.
6.75%, due 03/15/2011	773	829
Echostar DBS Corp.
5.75%, due 10/01/2008	255	253
Communications Equipment (0.3%)
Motorola, Inc.
4.61%, due 11/16/2007	875	875
Computer & Office Equipment (0.3%)
Hewlett-Packard Co.
3.63%, due 03/15/2008 (a)	765	748
Electric Services (0.4%)
Duke Capital LLC
5.67%, due 08/15/2014	1,000	1,028
Electric, Gas & Sanitary Services (0.3%)
NiSource Finance Corp.
7.88%, due 11/15/2010	745	842
Holding & Other Investment Offices (0.3%)
iStar Financial, Inc.
4.88%, due 01/15/2009	875	866
Hotels & Other Lodging Places (1.0%)
John Q. Hammons Hotels, Inc., Series B
8.88%, due 05/15/2012	315	345
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	1,900	1,976
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	500	487
Metal Mining (0.4%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	688	1,006
Mortgage Bankers & Brokers (1.0%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	1,800	1,820
Countrywide Home Loans, Inc., Series L
2.88%, due 02/15/2007	865	844
Motion Pictures (0.5%)
Time Warner, Inc.
9.13%, due 01/15/2013	1,120	1,393
Oil & Gas Extraction (1.4%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	500	532
Husky Oil, Ltd.
8.90%, due 08/15/2028 (c)	870	950
Nexen, Inc.
5.88%, due 03/10/2035	2,325	2,306
Personal Credit Institutions (1.5%)
Capital One Bank
5.00%, due 06/15/2009	875	882

General Electric Capital Corp.
2.85%, due 01/30/2006	$940	$935
5.35%, due 03/30/2006	1,570	1,583
General Motors Acceptance Corp.
4.38%, due 12/10/2007	575	544
Petroleum Refining (1.1%)
Amerada Hess Corp.
7.13%, due 03/15/2033 (a)	1,300	1,520
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	500	507
Valero Energy Corp.
7.50%, due 04/15/2032	750	916
Primary Metal Industries (0.7%)
Alcoa, Inc.
4.25%, due 08/15/2007	1,825	1,820
Printing & Publishing (0.5%)
News America Holdings, Inc.
7.75%, due 12/01/2045	1,085	1,314
Restaurants (0.2%)
Landry’s Restaurants, Inc.
7.50%, due 12/15/2014	500	494
Security & Commodity Brokers (0.9%)
E*Trade Financial Corp.
8.00%, due 06/15/2011	500	531
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006	1,900	1,927
Telecommunications (1.7%)
SBC Communications, Inc.
5.75%, due 05/02/2006	1,900	1,921
Sprint Capital Corp.
4.78%, due 08/17/2006	1,780	1,786
Verizon Global Funding Corp.
4.00%, due 01/15/2008	955	945
Variety Stores (0.2%)
Target Corp.
5.50%, due 04/01/2007	435	443
Total Corporate Debt Securities (cost: $49,416)		49,693

	Shares	Value
COMMON STOCKS (72.6%)
Automotive (4.7%)
Harley-Davidson, Inc. (a)	100,000	$5,319
PACCAR, Inc.	100,000	7,222
Chemicals & Allied Products (0.8%)
Ecolab, Inc.	60,000	2,015
Commercial Banks (1.8%)
JP Morgan Chase & Co.	134,435	4,724
Communication (1.7%)
XM Satellite Radio Holdings, Inc.-Class A (a) (d)	125,000	4,454
Communications Equipment (2.9%)
QUALCOMM, Inc.	200,000	7,898
Computer & Data Processing Services (3.3%)
Microsoft Corp.	153,465	3,930
Yahoo!, Inc. (d)	146,100	4,871
Computer & Office Equipment (2.6%)
Diebold, Inc.	100,000	4,968
Sandisk Corp. (d)	60,000	2,029
Cosmetics/Personal Care (2.0%)
Gillette Co. (The)	100,000	5,367

Electronic & Other Electric Equipment (3.5%)
General Electric Co.	270,045	$9,317
Engineering & Management Services (2.9%)
Jacobs Engineering Group, Inc. (a) (d)	130,000	7,654
Hotels & Other Lodging Places (4.6%)
Marriott International, Inc.-Class A	180,060	12,329
Industrial Machinery & Equipment (12.0%)
American Standard Cos., Inc.	100,000	4,428
Caterpillar, Inc.	200,000	10,782
Donaldson Co., Inc.	120,000	3,910
Graco, Inc.	100,000	3,823
Illinois Tool Works, Inc.	50,000	4,282
Kennametal, Inc.	100,000	4,753
Insurance (2.6%)
WellPoint, Inc. (d)	100,000	7,074
Medical Instruments & Supplies (1.5%)
Zimmer Holdings, Inc. (d)	50,000	4,118
Motor Vehicles, Parts & Supplies (1.7%)
BorgWarner, Inc.	80,000	4,654
Oil & Gas Extraction (5.2%)
Anadarko Petroleum Corp.	70,000	6,184
Apache Corp.	90,000	6,156
Schlumberger, Ltd.	20,000	1,675
Paper & Allied Products (1.9%)
3M Co.	67,620	5,071
Petroleum Refining (1.1%)
Suncor Energy, Inc.	60,000	2,934
Pharmaceuticals (6.0%)
Amgen, Inc. (a) (d)	70,495	5,622
Roche Holding AG-Genusschein	75,698	10,326
Primary Metal Industries (1.7%)
Hubbell, Inc.-Class B	100,000	4,540
Printing & Publishing (3.5%)
McGraw-Hill Cos., Inc. (The)	205,000	9,432
Telecommunications (1.3%)
Verizon Communications, Inc.	100,000	3,423
Transportation & Public Utilities (1.0%)
Expeditors International of Washington, Inc. (a)	50,000	2,752
Wholesale Trade Durable Goods (2.3%)
Grainger (W.W.), Inc.	100,000	6,232
Total Common Stocks (cost: $158,459)		194,268

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.7%)
U.S. Treasury Bill
2.92%, due 09/15/2005	$1,850	$1,843
Total Short-Term U.S. Government Obligations (cost: $1,843)		1,843

SECURITY LENDING COLLATERAL (9.0%)
Debt (8.1%)
Bank Notes (0.5%)
Bank of America
3.27%, due 10/18/2005 (e)	504	504
3.31%, due 06/07/2006 (e)	631	631
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (e)	126	126
3.40%, due 03/10/2006 (e)	126	126

Certificates Of Deposit (0.3%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (e)	$504	$504
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (e)	401	401
Commercial Paper (1.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	526	526
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	378	378
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	378	378
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	336	336
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	252	252
3.43%, due 08/26/2005	274	274
Ranger Funding - 144A
3.38%, due 08/22/2005	425	425
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	98	98
Euro Dollar Overnight (1.8%)
ABN Amro Bank NV
3.25%, due 08/05/2005	252	252
BNP Paribas
3.26%, due 08/01/2005	504	504
3.25%, due 08/02/2005	252	252
3.27%, due 08/04/2005	252	252
Calyon
3.25%, due 08/02/2005	355	355
Fortis Bank
3.25%, due 08/04/2005	366	366
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	353	353
National Australia Bank
3.25%, due 08/01/2005	1,009	1,009
Royal Bank of Canada
3.25%, due 08/03/2005	504	504
Royal Bank of Scotland
3.25%, due 08/04/2005	252	252
Wells Fargo
3.27%, due 08/01/2005	151	151
3.26%, due 08/03/2005	631	631
Euro Dollar Terms (2.8%)
Bank of Montreal
3.27%, due 08/09/2005	328	328
Bank of Nova Scotia
3.30%, due 08/10/2005	252	252
3.43%, due 08/30/2005	714	714
Barclays
3.42%, due 08/25/2005	450	450
3.42%, due 09/12/2005	252	252
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	505	505
First Tennessee National Corp.
3.22%, due 08/09/2005	136	136

Fortis Bank
3.46%, due 09/15/2005	$505	$505
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	126	126
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	285	285
Rabobank Nederland
3.25%, due 08/08/2005	505	505
Regions Bank
3.29%, due 08/10/2005	345	345
Royal Bank of Canada
3.42%, due 09/12/2005	505	505
Royal Bank of Scotland
3.24%, due 08/08/2005	505	505
3.25%, due 08/09/2005	378	378
Societe Generale
3.24%, due 08/09/2005	518	518
UBS AG
3.37%, due 08/22/2005	631	631
Wells Fargo
3.45%, due 09/16/2005	505	505
Promissory Notes (0.5%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	883	883
3.39%, due 12/28/2005	530	530
Repurchase Agreements (1.2%) (f)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,339 on 08/01/2005	1,338	1,338
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $138 on 08/01/2005	138	138
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,284 on 08/01/2005	1,284	1,284
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $328 on 08/01/2005	328	328

	Shares	Value
Investment Companies (0.9%)
Money Market Funds (0.9%)
American Beacon Funds
1-day yield of 3.24%	630,634	$631
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,220,009	1,220
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (g)	501,512	502
Total Security Lending Collateral (cost: $24,139)		24,139

Total Investment Securities (cost: $251,489)		$287,554

SUMMARY:
Investments, at value	107.5%	$287,554
Liabilities in excess of other assets	(7.5)%	(20,055)
Net assets	100.0%	$267,499

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $23,547.

(b)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.

(c)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(d)	No dividends were paid during the preceding twelve months.

(e)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(f)

Cash collateral for the Repurchase Agreements, valued at $3,149, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(g)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $2,667 or 1.0% of the net assets of the Fund.

TA IDEX Transamerica Conservative High-Yield Bond*

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
Republic of Colombia
9.75%, due 04/23/2009	$1,000	$1,135
Total Foreign Government Obligations (cost: $948)		1,135

CORPORATE DEBT SECURITIES (96.1%)
Agriculture (0.7%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	3,055	3,284
Air Transportation (0.2%)
American Airlines, Inc., Series 2003-1, Class G
3.86%, due 07/09/2010	813	786
Piedmont Aviation, Inc., Series K
0.00%, due 05/13/2007 (a) (b)	1,048	—	(d)
Amusement & Recreation Services (3.5%)
Argosy Gaming Co.
9.00%, due 09/01/2011	2,500	2,719
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	3,000	3,022
MGM Mirage
6.00%, due 10/01/2009	2,500	2,506
6.75%, due 09/01/2012	1,000	1,035
5.88%, due 02/27/2014	2,500	2,434
Mohegan Tribal Gaming Authority
6.38%, due 07/15/2009	1,000	1,017
6.13%, due 02/15/2013	2,000	2,027
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	1,000	1,032
Apparel Products (0.8%)
Levi Strauss & Co.
9.75%, due 01/15/2015 (c)	3,500	3,675
Automotive (3.8%)
ArvinMeritor, Inc.
7.13%, due 03/15/2009	452	452
8.75%, due 03/01/2012 (c)	452	486
Ford Motor Co.
7.45%, due 07/16/2031 (c)	2,000	1,696
General Motors Acceptance Corp.
6.75%, due 12/01/2014	3,000	2,826
General Motors Corp.
7.13%, due 07/15/2013 (c)	2,000	1,880
Navistar International Corp.
7.50%, due 06/15/2011	1,000	1,032
Navistar International Corp.-144A
6.25%, due 03/01/2012	6,000	5,910
Tenneco Automotive, Inc.
10.25%, due 07/15/2013	2,500	2,850

Beverages (0.5%)
Constellation Brands, Inc.
8.13%, due 01/15/2012	$2,000	$2,140
Business Credit Institutions (0.6%)
Ford Motor Credit Co.
6.50%, due 01/25/2007	500	505
5.80%, due 01/12/2009	1,000	962
HVB Funding Trust III-144A
9.00%, due 10/22/2031	1,000	1,356
Business Services (2.8%)
Di Finance/Dyncorp International -144A
9.50%, due 02/15/2013	1,410	1,399
Quintiles Transnational Corp.
10.00%, due 10/01/2013	1,000	1,115
R.H. Donnelley Corp.
6.88%, due 01/15/2013	2,500	2,550
R.H. Donnelley Finance Corp I-144A
10.88%, due 12/15/2012	2,000	2,320
United Rentals North America, Inc.
6.50%, due 02/15/2012	1,000	972
Universal Compression, Inc.
7.25%, due 05/15/2010	2,000	2,085
Universal Hospital Services, Inc.
10.13%, due 11/01/2011	2,000	2,060
Chemicals & Allied Products (3.7%)
Airgas, Inc.
6.25%, due 07/15/2014	1,500	1,543
Equistar Chemicals, LP/Equistar Funding Corp.
10.13%, due 09/01/2008	1,000	1,100
10.63%, due 05/01/2011	2,000	2,230
Huntsman International LLC
9.88%, due 03/01/2009	1,000	1,069
10.13%, due 07/01/2009	2,000	2,065
11.63%, due 10/15/2010	965	1,134
Huntsman International LLC-144A
7.38%, due 01/01/2015 (c)	2,000	2,030
Lyondell Chemical Co.
10.50%, due 06/01/2013	1,000	1,155
Nalco Co.
8.88%, due 11/15/2013	2,000	2,180
NOVA Chemicals Corp.
6.50%, due 01/15/2012	1,000	994
Scotts Co. (The)
6.63%, due 11/15/2013	1,000	1,030
Communication (5.9%)
Adelphia Communications Corp.
10.25%, due 11/01/2006 (a)	1,000	852
Cablevision Systems Corp., Series B
8.00%, due 04/15/2012	1,000	1,005
Charter Communications Holdings, Inc.
8.63%, due 04/01/2009 (c)	1,500	1,200
9.92%, due 04/01/2011 (c)	1,000	781
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. -144A
8.38%, due 04/30/2014	5,000	5,062

CSC Holdings, Inc.-144A
6.75%, due 04/15/2012	$2,000	$1,935
Echostar DBS Corp.
5.75%, due 10/01/2008	3,000	2,977
6.63%, due 10/01/2014	2,000	1,985
Intelsat Bermuda, Ltd.-144A
8.63%, due 01/15/2015	8,000	8,520
Liberty Media Corp.
7.88%, due 07/15/2009	1,000	1,062
PanAmSat Corp.
9.00%, due 08/15/2014	1,300	1,436
Communications Equipment (0.9%)
L-3 Communications Corp.
7.63%, due 06/15/2012	1,000	1,070
6.13%, due 07/15/2013	2,000	2,030
6.13%, due 01/15/2014	1,000	1,012
Computer & Data Processing Services (0.2%)
Unisys Corp.
6.88%, due 03/15/2010	1,000	990
Computer & Office Equipment (0.2%)
Seagate Technology Holdings Corp.
8.00%, due 05/15/2009	1,000	1,064
Construction (3.0%)
Beazer Homes USA, Inc.
6.50%, due 11/15/2013	2,000	2,005
Centex Corp.
5.80%, due 09/15/2009	750	770
DR Horton, Inc.
5.88%, due 07/01/2013	3,000	2,979
6.13%, due 01/15/2014	1,000	1,031
5.25%, due 02/15/2015	1,000	968
KB Home
5.75%, due 02/01/2014	1,000	994
Standard-Pacific Corp.
6.25%, due 04/01/2014	3,000	2,910
WCI Communities, Inc.
6.63%, due 03/15/2015	2,000	1,860
Department Stores (0.0%)
Saks, Inc.
8.25%, due 11/15/2008	—	—	(d)
Drug Stores & Proprietary Stores (0.9%)
Jean Coutu Group, Inc.
8.50%, due 08/01/2014 (c)	2,000	1,982
Medco Health Solutions, Inc.
7.25%, due 08/15/2013	1,000	1,113
Rite Aid Corp.
9.50%, due 02/15/2011	1,000	1,071
Electric Services (8.4%)
AES Corp. (The)-144A
8.75%, due 05/15/2013	2,000	2,215
Cleveland Electric Illuminating Co., (The)
5.65%, due 12/15/2013	1,000	1,033
CMS Energy Corp.
7.50%, due 01/15/2009	2,000	2,105
Dynegy Holdings, Inc.-144A
10.13%, due 07/15/2013	3,000	3,420

Elwood Energy LLC
8.16%, due 07/05/2026	$1,734	$1,962
Nevada Power Co., Series A
8.25%, due 06/01/2011	4,000	4,540
NRG Energy, Inc.
8.00%, due 12/15/2013	2,337	2,501
PSEG Energy Holdings LLC
7.75%, due 04/16/2007	3,000	3,112
Reliant Energy, Inc.
6.75%, due 12/15/2014	2,000	1,970
Texas Genco LLC/Texas Genco Financing Corp.-144A
6.88%, due 12/15/2014 (c)	5,000	5,250
Texas New Mexico Power Co.
6.13%, due 06/01/2008	3,000	3,062
TXU Corp.-144A
4.80%, due 11/15/2009	3,000	2,940
5.55%, due 11/15/2014	4,000	3,900
Electronic Components & Accessories (0.6%)
Celestica, Inc.
7.88%, due 07/01/2011	1,450	1,494
Flextronics International, Ltd.
6.50%, due 05/15/2013	1,000	1,030
Environmental Services (0.5%)
Allied Waste North America, Inc.
6.50%, due 11/15/2010 (c)	1,000	986
7.88%, due 04/15/2013	1,000	1,040
Food & Kindred Products (0.7%)
Del Monte Corp.
8.63%, due 12/15/2012	3,000	3,300
Food Stores (1.4%)
Delhaize America, Inc.
8.13%, due 04/15/2011	3,500	3,903
Safeway, Inc.
7.25%, due 02/01/2031	2,000	2,281
Gas Production & Distribution (1.9%)
Dynegy-Roseton/Danskammer, Series 2001, Class B
7.67%, due 11/08/2016	2,000	1,960
Northwest Pipeline Corp.
8.13%, due 03/01/2010	2,000	2,170
Williams Cos., Inc.
7.13%, due 09/01/2011	2,000	2,180
7.63%, due 07/15/2019	2,000	2,280
Health Services (6.1%)
Ameripath, Inc.
10.50%, due 04/01/2013	1,590	1,610
Community Health Systems, Inc.
6.50%, due 12/15/2012	1,000	1,014
Coventry Health Care, Inc.
5.88%, due 01/15/2012	1,750	1,794
6.13%, due 01/15/2015	2,250	2,295
Extendicare Health Services, Inc.
6.88%, due 05/01/2014	3,000	2,985
HCA, Inc.
6.95%, due 05/01/2012	5,000	5,261
5.75%, due 03/15/2014	2,000	1,967
6.38%, due 01/15/2015 (c)	3,000	3,071

Manor Care, Inc.
6.25%, due 05/01/2013	$2,000	$2,107
NeighborCare, Inc.
6.88%, due 11/15/2013	1,500	1,635
Tenet Healthcare Corp.-144A
9.25%, due 02/01/2015	3,500	3,605
Holding & Other Investment Offices (2.8%)
General Growth Properties, Inc.
5.59%, due 11/01/2007	1,897	1,916
iStar Financial, Inc.
4.88%, due 01/15/2009	1,000	990
Simon Property Group, LP REIT
3.75%, due 01/30/2009	1,000	964
Sungard Data Systems Inc.-144A
9.13%, due 08/15/2013	4,000	4,155
10.25%, due 08/15/2015	3,000	3,109
Ventas Realty, LP/Ventas Capital Corp. REIT
6.63%, due 10/15/2014	1,500	1,556
Hotels & Other Lodging Places (4.3%)
Hilton Hotels Corp.
7.63%, due 12/01/2012	2,000	2,278
John Q. Hammons Hotels, Inc., Series B
8.88%, due 05/15/2012	1,500	1,644
Kerzner International, Ltd.
8.88%, due 08/15/2011	4,000	4,280
Las Vegas Sands Corp.
6.38%, due 02/15/2015 (c)	2,000	1,960
Mandalay Resort Group
6.38%, due 12/15/2011	1,000	1,013
Station Casinos, Inc.
6.00%, due 04/01/2012	1,000	1,010
6.50%, due 02/01/2014	2,000	2,050
6.88%, due 03/01/2016	2,000	2,060
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	3,000	2,921
Industrial Machinery & Equipment (1.5%)
Case New Holland, Inc.
9.25%, due 08/01/2011	2,250	2,436
Dresser-Rand Group-144A
7.38%, due 11/01/2014	3,000	3,128
Terex Corp.
7.38%, due 01/15/2014	1,000	1,050
Lumber & Other Building Materials (0.5%)
Builders Firstsource, Inc.-144A
7.02%, due 02/15/2012 (e)	2,000	2,020
Management Services (0.7%)
Corrections Corp. of America
7.50%, due 05/01/2011	1,000	1,038
US Oncology, Inc.
10.75%, due 08/15/2014	2,000	2,230
Medical Instruments & Supplies (0.4%)
Bard (C.R.), Inc.
6.70%, due 12/01/2026	1,500	1,735
Metal Cans & Shipping Containers (1.0%)
Ball Corp.
7.75%, due 08/01/2006	1,000	1,033
6.88%, due 12/15/2012	2,000	2,110
Crown European Holdings SA
10.88%, due 03/01/2013	1,000	1,173

Mining (0.9%)
Massey Energy Co.
6.63%, due 11/15/2010	$3,000	$3,098
Peabody Energy Corp.
6.88%, due 03/15/2013	1,000	1,060
Mortgage Bankers & Brokers (3.6%)
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series A
0.00%, due 10/01/2014 (f)	1,300	949
Dow Jones CDX HY 4-T1 -144A
8.25%, due 06/29/2010	9,900	9,987
Dow Jones CDX HY 4-T2 -144A
6.75%, due 06/29/2010	5,354	5,347
Motion Pictures (1.1%)
Liberty Media Corp.
8.25%, due 02/01/2030 (c)	5,000	5,045
Motor Vehicles, Parts & Supplies (1.0%)
Dura Operating Corp., Series B
8.63%, due 04/15/2012 (c)	3,000	2,850
TRW Automotive, Inc.
11.00%, due 02/15/2013	1,300	1,508
Oil & Gas Extraction (4.0%)
Chesapeake Energy Corp.
7.50%, due 09/15/2013	1,000	1,081
6.38%, due 06/15/2015	3,000	3,083
Colorado Interstate Gas Co.-144A
5.95%, due 03/15/2015	3,500	3,458
Forest Oil Corp.
8.00%, due 12/15/2011	500	550
7.75%, due 05/01/2014	1,000	1,070
Kerr-McGee Corp.
7.00%, due 11/01/2011	1,370	1,370
Key Energy Services, Inc.
6.38%, due 05/01/2013	1,000	1,003
Newfield Exploration Co.
6.63%, due 09/01/2014	1,500	1,571
Petroleum Geo-Services ASA
10.00%, due 11/05/2010	2,500	2,825
Pride International, Inc.
7.38%, due 07/15/2014	2,000	2,195
Paper & Allied Products (2.4%)
Cascades, Inc.
7.25%, due 02/15/2013	2,000	2,000
Georgia-Pacific Corp.
7.38%, due 07/15/2008	2,000	2,115
8.88%, due 02/01/2010	1,000	1,125
7.70%, due 06/15/2015	3,000	3,420
Graphic Packaging International Corp.
8.50%, due 08/15/2011 (c)	2,000	2,090
Paper & Paper Products (0.9%)
Boise Cascade LLC
7.13%, due 10/15/2014	2,000	1,965
MDP Acquisitions PLC
9.63%, due 10/01/2012	2,000	2,020

Paperboard Containers & Boxes (0.7%)
Jefferson Smurfit Corp.
7.50%, due 06/01/2013	$2,000	$1,925
Jefferson Smurfit-Stone Container Corp.
8.25%, due 10/01/2012 (c)	1,000	1,008
Personal Services (0.5%)
Service Corp. International
7.70%, due 04/15/2009	2,000	2,140
Petroleum Refining (1.1%)
Giant Industries, Inc.
8.00%, due 05/15/2014	1,500	1,575
Premcor Refining Group (The), Inc.
6.75%, due 02/01/2011	2,000	2,145
6.13%, due 05/01/2011	1,000	1,045
Pharmaceuticals (1.0%)
Elan Finance PLC/Elan Finance Corp.-144A
7.75%, due 11/15/2011 (c)	3,000	2,610
Leiner Health Products, Inc.
11.00%, due 06/01/2012	2,000	1,910
Primary Metal Industries (1.4%)
International Steel Group, Inc.
6.50%, due 04/15/2014	1,000	995
Novelis, Inc.-144A
7.25%, due 02/15/2015	3,500	3,579
U.S. Steel Corp.
9.75%, due 05/15/2010	1,682	1,850
Printing & Publishing (3.4%)
American Color Graphics, Inc.
10.00%, due 06/15/2010 (c)	2,000	1,420
Dex Media East LLC/Dex Media East Finance Co.
9.88%, due 11/15/2009	1,000	1,098
Dex Media West LLC/Dex Media Finance Co., Series B
8.50%, due 08/15/2010	2,000	2,180
Dex Media, Inc.
8.00%, due 11/15/2013	1,000	1,070
Houghton Mifflin Co.
9.88%, due 02/01/2013 (c)	2,000	2,180
Jostens IH Corp.
7.63%, due 10/01/2012	1,000	1,013
Primedia, Inc.
8.88%, due 05/15/2011	2,000	2,108
8.00%, due 05/15/2013	2,500	2,544
Quebecor World Capital Corp.
4.88%, due 11/15/2008	2,000	1,915
Radio & Television Broadcasting (2.7%)
CanWest Media, Inc.
10.63%, due 05/15/2011	1,000	1,090
CanWest Media, Inc., Series B
7.63%, due 04/15/2013	1,000	1,070
Clear Channel Communications, Inc.
6.88%, due 06/15/2018	2,000	1,973
Corus Entertainment, Inc.
8.75%, due 03/01/2012	2,005	2,168
USA Interactive
7.00%, due 01/15/2013 (c)	4,000	4,199
Videotron Ltee
6.88%, due 01/15/2014	1,500	1,534

Railroads (0.9%)
Progress Rail Services Corp./Progress Metal Reclamation Co.-144A
7.75%, due 04/01/2012	$4,000	$4,090
Rubber & Misc. Plastic Products (0.4%)
Jarden Corp.
5.09%, due 01/03/2011	1,990	2,012
Stone, Clay & Glass Products (1.5%)
Anchor Glass Container Corp., Series B
11.00%, due 02/15/2013 (c)	1,000	615
Owens Brockway Glass Container, Inc.
7.75%, due 05/15/2011	1,000	1,060
8.75%, due 11/15/2012	1,000	1,091
6.75%, due 12/01/2014	2,000	2,033
Owens-Illinois, Inc.
7.35%, due 05/15/2008	2,000	2,070
Telecommunications (7.6%)
AT&T Corp.
9.05%, due 11/15/2011	3,000	3,424
Citizens Communications Co.
6.25%, due 01/15/2013	2,000	1,945
Hawaiian Telcom Communications, Inc.-144A
9.75%, due 05/01/2013 (c)	4,500	4,860
MCI, Inc.
6.91%, due 05/01/2007	4,000	4,050
Nextel Communications, Inc.
5.95%, due 03/15/2014	7,000	7,236
Qwest Capital Funding, Inc.
7.00%, due 08/03/2009 (c)	2,000	1,965
7.90%, due 08/15/2010 (c)	5,000	5,025
Qwest Corp.
7.50%, due 06/15/2023	2,000	1,830
Rogers Wireless Communications, Inc.
8.00%, due 12/15/2012 (c)	1,500	1,616
6.38%, due 03/01/2014	2,500	2,538
Tobacco Products (0.4%)
RJ Reynolds Tobacco Holdings, Inc.-144A
6.50%, due 07/15/2010	2,000	1,990
Transportation Equipment (1.0%)
Trinity Industries, Inc.
6.50%, due 03/15/2014	2,500	2,494
Westinghouse Air Brake Co.
6.88%, due 07/31/2013	2,000	2,080
Trucking & Warehousing (0.4%)
Iron Mountain, Inc.
6.63%, due 01/01/2016	2,000	1,905
Water Transportation (0.7%)
Royal Caribbean Cruises, Ltd.
7.00%, due 10/15/2007	1,000	1,045
8.75%, due 02/02/2011	2,000	2,285
Total Corporate Debt Securities (cost: $420,745)		433,552

	Shares	Value
PREFERRED STOCKS (0.5%)
Holding & Other Investment Offices (0.5%)
Duke Realty Corp. REIT	40,000	$2,063
Total Preferred Stocks (cost: $2,008)		2,063

COMMON STOCKS (0.0%)
Air Transportation (0.0%)
US Airways Group, Inc.-Class A (c) (g)	1,024	$1
Printing & Publishing (0.0%)
Golden Books Family Entertainment, Inc. (g)	63,750	—	(d)
Total Common Stocks (cost: $168)		1

	Principal	Value
SECURITY LENDING COLLATERAL (11.5%)
Debt (10.4%)
Bank Notes (0.7%)
Bank of America
3.27%, due 10/18/2005 (e)	$1,084	$1,084
3.31%, due 06/07/2006 (e)	1,355	1,355
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (e)	271	271
3.40%, due 03/10/2006 (e)	271	271
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (e)	1,084	1,084
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (e)	863	863
Commercial Paper (1.3%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,131	1,131
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	813	813
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	813	813
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	723	723
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	542	542
3.43%, due 08/26/2005	588	588
Ranger Funding - 144A
3.38%, due 08/22/2005	913	913
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	210	210
Euro Dollar Overnight (2.3%)
ABN Amro Bank NV
3.25%, due 08/05/2005	542	542
BNP Paribas
3.26%, due 08/01/2005	1,084	1,084
3.25%, due 08/02/2005	542	542
3.27%, due 08/04/2005	542	542
Calyon
3.25%, due 08/02/2005	763	763
Fortis Bank
3.25%, due 08/04/2005	787	787
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	759	759
National Australia Bank
3.25%, due 08/01/2005	2,168	2,168

Royal Bank of Canada
3.25%, due 08/03/2005	$1,084	$1,084
Royal Bank of Scotland
3.25%, due 08/04/2005	542	542
Wells Fargo
3.27%, due 08/01/2005	325	325
3.26%, due 08/03/2005	1,355	1,355
Euro Dollar Terms (3.5%)
Bank of Montreal
3.27%, due 08/09/2005	705	705
Bank of Nova Scotia
3.30%, due 08/10/2005	542	542
3.43%, due 08/30/2005	1,534	1,534
Barclays
3.42%, due 08/25/2005	966	966
3.42%, due 09/12/2005	542	542
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,084	1,084
First Tennessee National Corp.
3.22%, due 08/09/2005	293	293
Fortis Bank
3.46%, due 09/15/2005	1,084	1,084
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	271	271
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	612	612
Rabobank Nederland
3.25%, due 08/08/2005	1,084	1,084
Regions Bank
3.29%, due 08/10/2005	741	741
Royal Bank of Canada
3.42%, due 09/12/2005	1,084	1,084
Royal Bank of Scotland
3.24%, due 08/08/2005	1,084	1,084
3.25%, due 08/09/2005	813	813
Societe Generale
3.24%, due 08/09/2005	1,113	1,113
UBS AG
3.37%, due 08/22/2005	1,355	1,355
Wells Fargo
3.45%, due 09/16/2005	1,084	1,084
Promissory Notes (0.7%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,897	1,897
3.39%, due 12/28/2005	1,138	1,138
Repurchase Agreements (1.5%) (h)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,876 on 08/01/2005	2,875	2,875
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $297 on 08/01/2005	297	297
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,759 on 08/01/2005	2,758	2,758
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $705 on 08/01/2005	705	705

	Shares	Value
Investment Companies (1.1%)
Money Market Funds (1.1%)
American Beacon Funds
1-day yield of 3.24%	1,355,055	$1,355
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,621,457	2,621
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (i)	1,077,608	1,078
Total Security Lending Collateral (cost: $51,869)		51,869

Total Investment Securities (cost: $475,738)		$488,620

SUMMARY:
Investments, at value	108.3%	$488,620
Liabilities in excess of other assets	(8.3)%	(37,636)
Net assets	100.0%	$450,984

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	Securities are currently in default on interest payments.

(b)	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

(c)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $50,617.

(d)	Value is less than $1.

(e)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(f)	Securities are stepbonds. Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series A has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.00%.

(g)	No dividends were paid during the preceding twelve months.

(h)

Cash collateral for the Repurchase Agreements, valued at $6,767, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(i)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

*	Effective August 1, 2005, the Fund name will change to TA IDEX Transamerica High-Yield Bond.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $103,928 or 23.0% of the net assets of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (85.1%)
Business Services (1.8%)
Danaher Corp.
Zero Coupon, due 01/22/2021 (a)	$5,200	$4,244
Commercial Banks (7.6%)
Bank of America Corp.
0.25%, due 04/30/2014	4,000	6,770
Euronet Worldwide, Inc.
1.63%, due 12/15/2024 (a)	4,000	4,305
Wells Fargo & Co.
0.25%, due 04/29/2014	5,000	6,474
Communication (3.7%)
American Tower Corp.
3.00%, due 08/15/2012 (a)	3,750	4,767
XM Satellite Radio, Inc.-144A
1.75%, due 12/01/2009	4,000	3,795
Computer & Data Processing Services (7.0%)
Openwave Systems, Inc.
2.75%, due 09/09/2008	4,500	5,226
Overstock.com, Inc.
3.75%, due 12/01/2011 (a)	4,300	3,660
RealNetworks, Inc.
Zero Coupon, due 07/01/2010 (a)	3,000	2,509
Terremark Worldwide, Inc.
9.00%, due 06/15/2009	5,000	4,650
Computer & Office Equipment (1.9%)
Scientific Games Corp.-144A
0.75%, due 12/01/2024	4,000	4,355
Electronic Components & Accessories (2.5%)
Cypress Semiconductor Corp.
1.25%, due 06/15/2008	2,650	2,991
Pixelworks, Inc.
1.75%, due 05/15/2024	4,000	2,835
Hotels & Other Lodging Places (5.3%)
Host Marriott, LP-144A
3.25%, due 04/15/2024 (a)	2,000	2,330
Kerzner International, Ltd.
2.38%, due 04/15/2024	4,100	4,751
Starwood Hotels & Resorts Worldwide, Inc.
3.50%, due 05/16/2023	4,000	5,140
Manufacturing Industries (6.0%)
K2, Inc.
5.00%, due 06/15/2010	3,425	4,208
Shuffle Master, Inc.
1.25%, due 04/15/2024	4,850	5,293
Tyco International Group SA, Series B
3.13%, due 01/15/2023	3,000	4,297

Mortgage Bankers & Brokers (2.6%)
MSFT Exchangeable Trust-144A
Zero Coupon, due 02/25/2031 (j)	$2,750	$3,042
Virgin River Casino Corp.-144A
Zero Coupon, due 01/15/2013 (b)	4,000	2,840
Motion Pictures (4.1%)
Liberty Media Corp.
3.25%, due 03/15/2031 (a)	4,550	3,538
Lions Gate Entertainment Corp.
4.88%, due 12/15/2010	1,000	1,971
2.94%, due 10/15/2024	3,750	4,031
Oil & Gas Extraction (6.9%)
Halliburton Co.
3.13%, due 07/15/2023	3,750	5,869
Quicksilver Resources, Inc.-144A
1.88%, due 11/01/2024 (a)	3,000	4,594
Schlumberger Ltd.
1.50%, due 06/01/2023	4,500	5,479
Personal Credit Institutions (2.6%)
American Express Co.
1.85%, due 12/01/2033 (a) (c)	5,800	5,960
Pharmaceuticals (2.9%)
Medarex, Inc.-144A
2.25%, due 05/15/2011	5,085	4,812
Teva Pharmaceutical Finance II LLC, Series B
0.25%, due 02/01/2024	1,900	1,876
Primary Metal Industries (1.7%)
Inco, Ltd.
Zero Coupon, due 03/29/2021	3,500	3,811
Printing & Publishing (1.3%)
Barnes Group, Inc.-144A
3.75%, due 08/01/2025	3,000	3,060
Radio, Television & Computer Stores (2.3%)
Guitar Center, Inc.
4.00%, due 07/15/2013	2,800	5,313
Research & Testing Services (1.1%)
Amylin Pharmaceuticals, Inc.
2.25%, due 06/30/2008 (a)	1,100	1,008
deCODE genetics, Inc.
3.50%, due 04/15/2011	1,650	1,539
Residential Building Construction (0.5%)
Walter Industries, Inc.
3.75%, due 05/01/2024	460	1,178
Retail Trade (1.5%)
Dick’s Sporting Goods, Inc.
1.61%, due 02/18/2024 (a) (d)	4,400	3,476
Security & Commodity Brokers (10.3%)
Blackrock, Inc./New York-144A
2.63%, due 02/15/2035	4,750	4,768
Morgan Stanley Group, Inc.-144A
0.25%, due 07/30/2014 (j)	5,300	5,621
SG Structured Products, Inc.
0.25%, due 02/13/2012	6,500	5,837
Svensk Exportkredit AB
0.25%, due 01/31/2015 (j)	7,000	7,630

Telecommunications (8.0%)
Millicom International Cellular Exchangeable Note Trust-144A
10.75%, due 11/20/2008	$3,650	$5,381
Nextel Partners, Inc.
1.50%, due 11/15/2008	4,000	7,820
NII Holdings, Inc.
2.88%, due 02/01/2034 (a)	3,500	5,263
Water Transportation (3.5%)
Carnival Corp.
1.13%, due 04/29/2033 (e)	4,000	3,090
Royal Caribbean Cruises, Ltd.
Zero Coupon, due 02/02/2021	4,000	2,160
Zero Coupon, due 05/18/2021	4,000	2,865
Total Convertible Bonds (cost: $179,710)		196,432

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (11.3%)
Chemicals & Allied Products (2.6%)
Celanese Corp.	155,000	$4,359
Huntsman Corp.	32,000	1,616
Gas Production & Distribution (0.6%)
Southern Union Co.	27,660	1,401
Insurance (2.4%)
Fortis Insurance NV-144A	5,000	5,544
Life Insurance (2.5%)
Metlife, Inc.	205,000	5,672
Metal Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	2,500	2,403
Oil & Gas Extraction (2.2%)
Chesapeake Energy Corp. (a)	20,000	3,290
Chesapeake Energy Corp.	1,150	1,892
Total Convertible Preferred Stocks (cost: $23,554)		26,177

COMMON STOCKS (1.9%)
Electric Services (1.9%)
Aquila, Inc. (f)	1,155,384	4,298
Total Common Stocks (cost: $4,005)		4,298

	Principal	Value
SECURITY LENDING COLLATERAL (15.0%)
Debt (13.5%)
Bank Notes (0.9%)
Bank of America
3.27%, due 10/18/2005 (g)	$723	$723
3.31%, due 06/07/2006 (g)	904	904
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (g)	181	181
3.40%, due 03/10/2006 (g)	181	181
Certificates Of Deposit (0.6%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (g)	723	723
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (g)	576	576
Commercial Paper (1.6%)
Compass Securitization - 144A
3.48%, due 08/31/2005	755	755
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	543	543

Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	$543	$543
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	483	483
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	362	362
3.43%, due 08/26/2005	392	392
Ranger Funding - 144A
3.38%, due 08/22/2005	609	609
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	140	140
Euro Dollar Overnight (3.0%)
ABN Amro Bank NV
3.25%, due 08/05/2005	362	362
BNP Paribas
3.26%, due 08/01/2005	723	723
3.25%, due 08/02/2005	362	362
3.27%, due 08/04/2005	362	362
Calyon
3.25%, due 08/02/2005	509	509
Fortis Bank
3.25%, due 08/04/2005	526	526
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	506	506
National Australia Bank
3.25%, due 08/01/2005	1,447	1,447
Royal Bank of Canada
3.25%, due 08/03/2005	723	723
Royal Bank of Scotland
3.25%, due 08/04/2005	362	362
Wells Fargo
3.27%, due 08/01/2005	217	217
3.26%, due 08/03/2005	904	904
Euro Dollar Terms (4.6%)
Bank of Montreal
3.27%, due 08/09/2005	470	470
Bank of Nova Scotia
3.30%, due 08/10/2005	362	362
3.43%, due 08/30/2005	1,024	1,024
Barclays
3.42%, due 08/25/2005	645	645
3.42%, due 09/12/2005	362	362
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	723	723
First Tennessee National Corp.
3.22%, due 08/09/2005	196	196
Fortis Bank
3.46%, due 09/15/2005	723	723
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	181	181
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	409	409
Rabobank Nederland
3.25%, due 08/08/2005	723	723
Regions Bank
3.29%, due 08/10/2005	495	495
Royal Bank of Canada
3.42%, due 09/12/2005	723	723

Royal Bank of Scotland
3.24%, due 08/08/2005	$723	$723
3.25%, due 08/09/2005	543	543
Societe Generale
3.24%, due 08/09/2005	743	743
UBS AG
3.37%, due 08/22/2005	904	904
Wells Fargo
3.45%, due 09/16/2005	723	723
Promissory Notes (0.9%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,266	1,266
3.39%, due 12/28/2005	760	760
Repurchase Agreements (1.9%) (h)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,920 on 08/01/2005	1,919	1,919
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $198 on 08/01/2005	198	198
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,841 on 08/01/2005	1,841	1,841
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $470 on 08/01/2005	470	470

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds
1-day yield of 3.24%	904,355	$904
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,749,544	1,750
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (i)	719,189	719
Total Security Lending Collateral (cost: $34,617)		34,617

Total Investment Securities (cost: $241,886)		$261,524

SUMMARY:
Investments, at value	113.3%	$261,524
Liabilities in excess of other assets	(13.3)%	(30,755)
Net assets	100.0%	$230,769

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $34,190.

(b)	Securities are stepbonds. Virgin River Casino Corp.-144A has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

(c)	Securities are stepbonds. American Express Co. has a coupon rate of 1.85% until 12/01/2006, thereafter the coupon rate will be 0.00%.

(d)	Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(e)	Securities are stepbonds. Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

(f)	No dividends were paid during the preceding twelve months.

(g)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(h)

Cash collateral for the Repurchase Agreements, valued at $4,517, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(i)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

(j)	Security is deemed to be illiquid.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $53,969 or 23.4% of the net assets of the Fund.

TA IDEX Transamerica Equity

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Business Services (8.7%)
eBay, Inc. (a)	210,000	$8,774
First Data Corp.	300,000	12,342
Moody’s Corp. (b)	160,000	7,570
Chemicals & Allied Products (3.5%)
Praxair, Inc.	235,000	11,607
Communication (4.7%)
Liberty Global, Inc.-Class A (a) (b)	93,690	4,445
XM Satellite Radio Holdings, Inc.-Class A (a) (b)	310,000	11,045
Communications Equipment (5.6%)
QUALCOMM, Inc.	465,000	18,363
Computer & Data Processing Services (7.4%)
Intuit, Inc. (a)	225,000	10,800
Microsoft Corp.	525,000	13,445
Computer & Office Equipment (4.3%)
Apple Computer, Inc. (a)	68,180	2,908
Sandisk Corp. (a)	335,000	11,330
Cosmetics/Personal Care (3.5%)
Gillette Co. (The)	215,000	11,539
Drug Stores & Proprietary Stores (3.9%)
Walgreen Co.	270,000	12,922
Engineering & Management Services (1.0%)
Jacobs Engineering Group, Inc. (a) (b)	57,000	3,356
Hotels & Other Lodging Places (6.3%)
Marriott International, Inc.-Class A	150,000	10,270
MGM Mirage, Inc. (a) (b)	230,000	10,453
Industrial Machinery & Equipment (2.0%)
Caterpillar, Inc.	120,000	6,469
Insurance (5.5%)
WellPoint, Inc. (a)	254,000	17,968
Management Services (2.3%)
Paychex, Inc.	220,000	7,680
Medical Instruments & Supplies (3.6%)
Zimmer Holdings, Inc. (a)	145,000	11,942
Oil & Gas Extraction (3.0%)
Anadarko Petroleum Corp.	50,000	4,417
Schlumberger, Ltd.	64,170	5,374
Personal Services (2.5%)
Weight Watchers International, Inc. (a) (b)	145,000	8,239
Petroleum Refining (1.4%)
Suncor Energy, Inc.	92,200	4,509
Pharmaceuticals (10.4%)
Allergan, Inc.	140,000	12,512
Genentech, Inc. (a)	240,000	21,439
Printing & Publishing (1.3%)
McGraw-Hill Cos., Inc. (The)	90,000	4,141
Retail Trade (4.0%)
Staples, Inc.	570,000	12,979

Security & Commodity Brokers (5.1%)
American Express Co.	55,000	$3,025
Chicago Mercantile Exchange	45,000	13,547
Transportation & Public Utilities (3.2%)
Expeditors International of Washington, Inc. (b)	190,000	10,460
Trucking & Warehousing (4.1%)
United Parcel Service, Inc.-Class B	185,000	13,499
Variety Stores (2.2%)
Wal-Mart Stores, Inc.	145,000	7,156
Total Common Stocks (cost: $256,161)		326,525

	Principal	Value
SECURITY LENDING COLLATERAL (14.8%)
Debt (13.3%)
Bank Notes (0.8%)
Bank of America
3.27%, due 10/18/2005 (c)	$1,011	$1,011
3.31%, due 06/07/2006 (c)	1,264	1,264
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	253	253
3.40%, due 03/10/2006 (c)	253	253
Certificates Of Deposit (0.6%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	1,011	1,011
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	805	805
Commercial Paper (1.6%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,055	1,055
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	758	758
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	758	758
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	674	674
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	506	506
3.43%, due 08/26/2005	548	548
Ranger Funding - 144A
3.38%, due 08/22/2005	852	852
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	196	196
Euro Dollar Overnight (3.0%)
ABN Amro Bank NV
3.25%, due 08/05/2005	506	506
BNP Paribas
3.26%, due 08/01/2005	1,011	1,011
3.25%, due 08/02/2005	506	506
3.27%, due 08/04/2005	506	506
Calyon
3.25%, due 08/02/2005	711	711
Fortis Bank
3.25%, due 08/04/2005	735	735
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	708	708
National Australia Bank
3.25%, due 08/01/2005	2,022	2,022

Royal Bank of Canada
3.25%, due 08/03/2005	$1,011	$1,011
Royal Bank of Scotland
3.25%, due 08/04/2005	506	506
Wells Fargo
3.27%, due 08/01/2005	303	303
3.26%, due 08/03/2005	1,264	1,264
Euro Dollar Terms (4.5%)
Bank of Montreal
3.27%, due 08/09/2005	657	657
Bank of Nova Scotia
3.30%, due 08/10/2005	506	506
3.43%, due 08/30/2005	1,431	1,431
Barclays
3.42%, due 08/25/2005	901	901
3.42%, due 09/12/2005	506	506
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,011	1,011
First Tennessee National Corp.
3.22%, due 08/09/2005	273	273
Fortis Bank
3.46%, due 09/15/2005	1,011	1,011
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	253	253
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	571	571
Rabobank Nederland
3.25%, due 08/08/2005	1,011	1,011
Regions Bank
3.29%, due 08/10/2005	692	692
Royal Bank of Canada
3.42%, due 09/12/2005	1,011	1,011
Royal Bank of Scotland
3.24%, due 08/08/2005	1,011	1,011
3.25%, due 08/09/2005	758	758
Societe Generale
3.24%, due 08/09/2005	1,038	1,038
UBS AG
3.37%, due 08/22/2005	1,264	1,264
Wells Fargo
3.45%, due 09/16/2005	1,011	1,011
Promissory Notes (0.9%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,770	1,770
3.39%, due 12/28/2005	1,062	1,062
Repurchase Agreements (1.9%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,683 on 08/01/2005	2,682	2,682
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $277 on 08/01/2005	277	277
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,573 on 08/01/2005	2,573	2,573
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $657 on 08/01/2005	657	657

	Shares	Value
Investment Companies (1.5%)
Money Market Funds (1.5%)
American Beacon Funds
1-day yield of 3.24%	1,264,006	$1,264
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,445,316	2,445
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	1,005,201	1,005
Total Security Lending Collateral (cost: $48,384)		48,384

Total Investment Securities (cost: $304,545)		$374,909

SUMMARY:
Investments, at value	114.3%	$374,909
Liabilities in excess of other assets	(14.3)%	(46,767)
Net assets	100.0%	$328,142

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	No dividends were paid during the preceding twelve months.

(b)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $47,103.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $6,313, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $5,347 or 1.6% of the net assets of the Fund.

TA IDEX Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (25.0%)
U.S. Treasury Note
2.50%, due 10/31/2006	$12,800	$12,576
3.50%, due 05/31/2007 (a)	13,000	12,883
3.75%, due 05/15/2008 (a)	13,000	12,894
3.38%, due 10/15/2009	17,400	16,883
3.50%, due 02/15/2010	5,000	4,867
3.63%, due 06/15/2010 (a)	6,500	6,357
4.00%, due 02/15/2015 (a)	5,000	4,885
4.13%, due 05/15/2015	4,475	4,418
Total U.S. Government Obligations (cost: $76,552)		75,763

CORPORATE DEBT SECURITIES (64.9%)
Aerospace (1.0%)
Bombardier, Inc.-144A
6.75%, due 05/01/2012 (a)	2,000	1,950
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011	1,000	990
Agriculture (1.3%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	1,200	1,290
Michael Foods, Inc.
8.00%, due 11/15/2013	2,575	2,646
Amusement & Recreation Services (1.0%)
Boyd Gaming Corp.
6.75%, due 04/15/2014 (a)	2,500	2,584
Speedway Motorsports, Inc.
6.75%, due 06/01/2013	500	516
Automotive (0.8%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	2,000	2,563
Beer, Wine & Distilled Beverages (0.6%)
Foster’s Finance Corp., Note -144A
5.88%, due 06/15/2035	1,725	1,689
Beverages (0.3%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	750	883
Business Credit Institutions (0.6%)
ChevronTexaco Capital Co.
3.50%, due 09/17/2007	1,035	1,018
Pemex Finance, Ltd.
9.03%, due 02/15/2011	850	945
Chemicals & Allied Products (0.8%)
Lubrizol Corp.
5.50%, due 10/01/2014	2,500	2,538

Commercial Banks (5.1%)
Barclays Bank PLC
6.28%, due 12/15/2034 (b)	$3,000	$3,039
Citizens Banking Corp.
5.75%, due 02/01/2013	75	78
Compass Bank
5.50%, due 04/01/2020	3,000	3,030
Royal Bank of Scotland Group PLC
7.65%, due 08/29/2049 (c)	2,000	2,503
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (d)	3,965	3,950
US Bank NA
3.75%, due 02/06/2009	3,000	2,913
Communication (0.9%)
Comcast Corp.
4.95%, due 06/15/2016	1,000	975
COX Communications, Inc.
6.75%, due 03/15/2011	714	765
Echostar DBS Corp.
6.38%, due 10/01/2011	1,000	996
Communications Equipment (0.4%)
Motorola, Inc.
4.61%, due 11/16/2007	1,250	1,250
Department Stores (1.7%)
JC Penney Co., Inc.
6.88%, due 10/15/2015	2,000	2,166
May Department Stores Co. (The)
8.50%, due 06/01/2019	2,500	3,088
Electric Services (3.4%)
AES Gener SA
7.50%, due 03/25/2014 (a)	2,000	2,053
DPL, Inc.
8.25%, due 03/01/2007 (a)	1,059	1,121
Duke Energy Corp.
4.20%, due 10/01/2008	3,000	2,960
FPL Group Capital, Inc.
4.09%, due 02/16/2007	2,000	1,990
Southwestern Public Service Co., Series B
5.13%, due 11/01/2006	500	504
Texas Utilities Corp.
6.38%, due 06/15/2006	1,625	1,649
Electric, Gas & Sanitary Services (0.0%)
Public Service Co. of Colorado, Series A
6.88%, due 07/15/2009	100	107
Finance (0.4%)
American Real Estate Partners, LP
8.13%, due 06/01/2012	1,000	1,055
Food & Kindred Products (2.0%)
Burns Philp Capital Property, Ltd./Burns Philp Capital US, Inc.
9.75%, due 07/15/2012	2,000	2,180
ConAgra Foods, Inc.
9.75%, due 03/01/2021	1,900	2,681
Tyson Foods, Inc.
8.25%, due 10/01/2011	1,025	1,193
Food Stores (0.7%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	2,000	2,020

Gas Production & Distribution (0.9%)
Dynegy Holdings, Inc.-144A
9.88%, due 07/15/2010	$1,000	$1,105
Pacific Energy Partners, LP / Pacific Energy Finance Corp.
7.13%, due 06/15/2014	1,500	1,586
Holding & Other Investment Offices (2.4%)
EOP Operating, LP
8.38%, due 03/15/2006	2,150	2,203
Hutchison Whampoa International, Ltd.-144A
5.45%, due 11/24/2010	475	485
Noble Group, Ltd.-144A
6.63%, due 03/17/2015	2,000	1,849
Raytheon Co.
3.50%, due 05/15/2006	5,500	2,800
Hotels & Other Lodging Places (5.3%)
Circus Circus Enterprises, Inc.
7.63%, due 07/15/2013	2,000	2,120
Host Marriott, LP
7.13%, due 11/01/2013	2,000	2,087
Intrawest Corp.
7.50%, due 10/15/2013	3,500	3,605
Starwood Hotels & Resorts, Inc.
6.75%, due 11/15/2005	4,335	4,362
Station Casinos, Inc.
6.88%, due 03/01/2016	2,000	2,060
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	2,000	1,947
Industrial Machinery & Equipment (2.5%)
Case New Holland, Inc.
9.25%, due 08/01/2011	2,000	2,165
Cummins Engine Co., Inc.
5.65%, due 03/01/2098	2,000	1,462
Gardner Denver, Inc.-144A
8.00%, due 05/01/2013	1,000	1,055
John Deere Capital Corp.
3.90%, due 01/15/2008	3,000	2,961
Insurance (1.4%)
First American Capital Trust I
8.50%, due 04/15/2012	125	141
TGT Pipeline LLC-144A
5.50%, due 02/01/2017	2,800	2,802
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	1,185	1,206
Lumber & Wood Products (0.3%)
Ainsworth Lumber Co., Ltd.
7.24%, due 10/01/2010 (e)	1,000	995
Metal Mining (1.1%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	2,000	2,102
Phelps Dodge Corp.
9.50%, due 06/01/2031	847	1,238
Mortgage Bankers & Brokers (2.3%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	2,500	2,528
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
9.63%, due 06/15/2014	1,300	1,469

Innophos Investments Holdings, Inc.-144A
11.27%, due 02/15/2015 (e)	$2,029	$1,871
Virgin River Casino Corp.-144A
9.00%, due 01/15/2012	1,000	1,050
Motion Pictures (1.2%)
Time Warner, Inc.
7.63%, due 04/15/2031	3,000	3,697
Oil & Gas Extraction (3.7%)
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,000	1,027
El Paso CGP Co.
7.63%, due 09/01/2008	2,000	2,050
Evergreen Resources, Inc.
5.88%, due 03/15/2012	2,275	2,292
Gazprom International SA-144A
7.20%, due 02/01/2020	1,000	1,074
Husky Oil, Ltd.
8.90%, due 08/15/2028 (f)	1,420	1,551
Nexen, Inc.
5.88%, due 03/10/2035	3,310	3,283
Paper & Allied Products (0.7%)
Domtar, Inc.
7.88%, due 10/15/2011	895	944
Graphic Packaging International Corp.
9.50%, due 08/15/2013	1,000	1,025
Paperboard Containers & Boxes (0.7%)
Graham Packaging Co., Inc.-144A
9.88%, due 10/15/2014 (a)	2,000	2,060
Petroleum Refining (3.8%)
Amerada Hess Corp.
7.13%, due 03/15/2033 (a)	3,000	3,507
Enterprise Products Operating, LP, Series B
5.60%, due 10/15/2014	1,500	1,521
Premcor Refining Group (The), Inc.
9.25%, due 02/01/2010	2,500	2,750
Valero Energy Corp.
7.50%, due 04/15/2032	3,000	3,664
Primary Metal Industries (1.9%)
Alcoa, Inc.
4.25%, due 08/15/2007	2,750	2,743
Noranda, Inc.
6.00%, due 10/15/2015	2,000	2,072
Novelis, Inc.-144A
7.25%, due 02/15/2015	1,000	1,023
Printing & Publishing (1.1%)
News America Holdings, Inc.
7.75%, due 12/01/2045	2,700	3,270
Radio & Television Broadcasting (1.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	3,275	3,512
Grupo Televisa SA-144A
6.63%, due 03/18/2025	2,000	1,992
Residential Building Construction (0.7%)
Ryland Group, Inc.
9.75%, due 09/01/2010	2,000	2,097

Restaurants (1.7%)
Brinker International, Inc.
5.75%, due 06/01/2014	$3,000	$3,107
Landry’s Restaurants, Inc.
7.50%, due 12/15/2014	2,000	1,978
Yum! Brands, Inc.
7.70%, due 07/01/2012	85	98
Savings Institutions (0.7%)
Washington Mutual Bank FA
5.13%, due 01/15/2015	2,000	1,991
Security & Commodity Brokers (3.3%)
American Real Estate Partners, LP/American Real Estate Finance Corp.-144A
7.13%, due 02/15/2013	1,000	1,015
E*Trade Financial Corp.
8.00%, due 06/15/2011	1,500	1,594
Goldman Sachs Group, Inc.
6.35%, due 02/15/2034	1,975	2,088
Residential Capital Corp.-144A
6.38%, due 06/30/2010	5,293	5,378
Stone, Clay & Glass Products (0.3%)
Owens Brockway Glass Container, Inc.
6.75%, due 12/01/2014	1,000	1,016
Telecommunications (3.6%)
America Movil SA de CV
5.50%, due 03/01/2014	3,000	2,968
Cincinnati Bell, Inc.
8.38%, due 01/15/2014 (a)	725	747
MCI, Inc.
6.91%, due 05/01/2007	1,500	1,519
Mountain States Telephone & Telegraph
7.38%, due 05/01/2030	1,000	888
Northwestern Bell Telephone
7.75%, due 05/01/2030	1,235	1,136
Rogers Wireless Communications, Inc.
6.54%, due 12/15/2010 (e)	1,000	1,041
Sprint Capital Corp.
7.13%, due 01/30/2006	2,500	2,532
Transportation & Public Utilities (0.4%)
Plains All American Pipeline Co.
5.63%, due 12/15/2013	1,100	1,122
Water Transportation (0.8%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	2,000	2,285
Wholesale Trade Nondurable Goods (1.3%)
Domino’s, Inc.
8.25%, due 07/01/2011	1,750	1,886
Unilever Capital Corp.
6.88%, due 11/01/2005	2,000	2,015
Total Corporate Debt Securities (cost: $197,620)		196,690

CONVERTIBLE BONDS (3.0%)
Aerospace (0.3%)
Armor Holdings, Inc.
2.00%, due 11/01/2024 (g)	1,000	977

Communications Equipment (0.3%)
Inmarsat Finance PLC
0.00%, due 11/15/2012 (h)	$1,000	$800
Computer & Data Processing Services (0.3%)
Overstock.com, Inc.
3.75%, due 12/01/2011 (a)	1,000	851
Computer & Office Equipment (0.4%)
Scientific Games Corp.-144A
0.75%, due 12/01/2024	1,000	1,089
Electronic Components & Accessories (0.5%)
Pixelworks, Inc.
1.75%, due 05/15/2024	2,000	1,417
Entertainment (0.4%)
International Game Technology
0.00%, due 01/29/2033	2,000	1,275
Oil & Gas Extraction (0.4%)
Halliburton Co.
3.13%, due 07/15/2023	500	783
Schlumberger, Ltd., Series B
2.13%, due 06/01/2023 (a)	500	584
Retail Trade (0.4%)
Dick’s Sporting Goods, Inc.
1.61%, due 02/18/2024 (i)	1,500	1,185
Total Convertible Bonds (cost: $9,698)		8,961

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.1%)
Business Credit Institutions (0.1%)
Sovereign Capital Trust II	9,500	$441
Total Convertible Preferred Stocks (cost: $475)		441

PREFERRED STOCKS (2.1%)
Holding & Other Investment Offices (0.9%)
Host Marriott Corp. REIT	100,000	2,755
Saul Centers, Inc.	1,850	49
Telecommunications (1.2%)
Centaur Funding Corp.-144A	2,750	3,629
Total Preferred Stocks (cost: $6,410)		6,433

COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Versatel Telecom International NV Warrants, Expires 5/15/2008 (j) (l)	75	—	(k)
Total Common Stocks (cost: $0)		—

	Principal	Value
SECURITY LENDING COLLATERAL (16.6%)
Debt (15.0%)
Bank Notes (1.0%)
Bank of America
3.27%, due 10/18/2005 (e)	$1,052	$1,052
3.31%, due 06/07/2006 (e)	1,315	1,315
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (e)	263	263
3.40%, due 03/10/2006 (e)	263	263

Certificates Of Deposit (0.6%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (e)	$1,052	$1,052
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (e)	837	837
Commercial Paper (1.8%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,098	1,098
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	789	789
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	789	789
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	702	702
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	526	526
3.43%, due 08/26/2005	570	570
Ranger Funding - 144A
3.38%, due 08/22/2005	886	886
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	203	203
Euro Dollar Overnight (3.4%)
ABN Amro Bank NV
3.25%, due 08/05/2005	526	526
BNP Paribas
3.26%, due 08/01/2005	1,052	1,052
3.25%, due 08/02/2005	526	526
3.27%, due 08/04/2005	526	526
Calyon
3.25%, due 08/02/2005	740	740
Fortis Bank
3.25%, due 08/04/2005	764	764
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	736	736
National Australia Bank
3.25%, due 08/01/2005	2,104	2,104
Royal Bank of Canada
3.25%, due 08/03/2005	1,052	1,052
Royal Bank of Scotland
3.25%, due 08/04/2005	526	526
Wells Fargo
3.27%, due 08/01/2005	315	315
3.26%, due 08/03/2005	1,315	1,315
Euro Dollar Terms (5.1%)
Bank of Montreal
3.27%, due 08/09/2005	684	684
Bank of Nova Scotia
3.30%, due 08/10/2005	526	526
3.43%, due 08/30/2005	1,488	1,488
Barclays
3.42%, due 08/25/2005	937	937
3.42%, due 09/12/2005	526	526
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,052	1,052
First Tennessee National Corp.
3.22%, due 08/09/2005	284	284

Fortis Bank
3.46%, due 09/15/2005	$1,052	$1,052
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	263	263
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	594	594
Rabobank Nederland
3.25%, due 08/08/2005	1,052	1,052
Regions Bank
3.29%, due 08/10/2005	719	719
Royal Bank of Canada
3.42%, due 09/12/2005	1,052	1,052
Royal Bank of Scotland
3.24%, due 08/08/2005	1,052	1,052
3.25%, due 08/09/2005	789	789
Societe Generale
3.24%, due 08/09/2005	1,080	1,080
UBS AG
3.37%, due 08/22/2005	1,315	1,315
Wells Fargo
3.45%, due 09/16/2005	1,052	1,052
Promissory Notes (1.0%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,841	1,841
3.39%, due 12/28/2005	1,105	1,105
Repurchase Agreements (2.1%) (m)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,791 on 08/01/2005	2,790	2,790
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $288 on 08/01/2005	288	288
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $2,677 on 08/01/2005	2,676	2,676
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $684 on 08/01/2005	684	684

	Shares	Value
Investment Companies (1.6%)
Money Market Funds (1.6%)
American Beacon Funds
1-day yield of 3.24%	1,314,936	$1,315
BGI Institutional Money Market Fund
1-day yield of 3.31%	2,543,844	2,544
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (n)	1,045,703	1,046
Total Security Lending Collateral (cost: $50,333)		50,333

Total Investment Securities (cost: $341,088)		$338,621

SUMMARY:
Investments, at value	111.7%	$338,621
Liabilities in excess of other assets	(11.7)%	(35,373)
Net assets	100.0%	$303,248

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $49,270.

(b)	Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 155BP, if not called.

(c)	Royal Bank of Scotland Group PLC has a fixed coupon rate of 7.65% until 09/30/2031, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 250BP, if not called.

(d)	Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 255BP, if not called.

(e)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(f)	Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$LIBOR + 550BP, if not called.

(g)	Securities are stepbonds. Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

(h)	Securities are stepbonds. Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

(i)	Securities are stepbonds. Dick’s Sporting Goods, Inc. has a coupon rate of 1.61% until 02/18/2009, thereafter the coupon rate will be 0.00%.

(j)	No dividends were paid during the preceding twelve months.

(k)	Value is less than $1.

(l)	Securities valued as determined in good faith in accordance with procedure established by the Fund’s Board of Trustees.

(m)

Cash collateral for the Repurchase Agreements, valued at $6,567, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(n)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $40,629 or 13.4% of the net assets of the Fund.

REIT	Real Estate Investment Trust

TA IDEX Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.2%)
Communication (3.8%)
Global Payments, Inc. (a)	197,000	$13,049
Computer & Data Processing Services (15.3%)
GTECH Holdings Corp.	564,600	16,915
McAfee, Inc. (b)	290,000	9,106
NAVTEQ Corp. (b)	170,000	7,475
RealNetworks, Inc. (b)	2,734,575	13,591
SkillSoft PLC, ADR (b)	1,534,650	5,939
Computer & Office Equipment (5.4%)
Sandisk Corp. (b)	550,000	18,601
Electronic & Other Electric Equipment (1.0%)
Gemstar-TV Guide International, Inc. (b)	1,144,300	3,524
Environmental Services (0.2%)
Stericycle, Inc. (a) (b)	15,300	889
Furniture & Home Furnishings Stores (4.8%)
Tuesday Morning Corp. (a)	471,500	16,649
Hardware Stores (0.4%)
Fastenal Co.	20,900	1,372
Industrial Machinery & Equipment (4.2%)
Cooper Cameron Corp. (b)	57,800	4,103
Graco, Inc.	275,000	10,513
Management Services (4.4%)
ServiceMaster Co. (The)	1,105,800	15,194
Medical Instruments & Supplies (6.6%)
DENTSPLY International, Inc.	75,700	4,220
Techne Corp. (a) (b)	367,000	18,009
Varian Medical Systems, Inc. (b)	21,000	824
Motion Pictures (1.8%)
Lions Gate Entertainment Corp. (a) (b)	600,000	6,150
Paperboard Containers & Boxes (3.8%)
Packaging Corp. of America	612,400	13,013
Personal Credit Institutions (4.2%)
Financial Federal Corp.	379,800	14,622
Personal Services (10.0%)
Jackson Hewitt Tax Service, Inc.	580,000	14,680
Weight Watchers International, Inc. (a) (b)	351,600	19,978
Restaurants (4.5%)
IHOP Corp.	357,900	15,719
Retail Trade (3.4%)
Blue Nile, Inc. (a) (b)	350,000	11,641
Security & Commodity Brokers (5.3%)
BlackRock, Inc.-Class A	215,000	18,275
Stone, Clay & Glass Products (4.4%)
Gentex Corp. (a)	864,400	15,404
Telecommunications (1.2%)
NeuStar, Inc.-Class A (b)	144,100	4,035
Transportation & Public Utilities (11.5%)
CH Robinson Worldwide, Inc. (a)	340,000	21,274
Expeditors International of Washington, Inc.	335,000	18,442
Total Common Stocks (cost: $257,338)		333,206

	Principal	Value
SECURITY LENDING COLLATERAL (22.1%)
Debt (19.9%)
Bank Notes (1.3%)
Bank of America
3.27%, due 10/18/2005 (c)	$1,598	$1,598
3.31%, due 06/07/2006 (c)	1,998	1,998
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	400	400
3.40%, due 03/10/2006 (c)	400	400
Certificates Of Deposit (0.8%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	1,598	1,598
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	1,272	1,272
Commercial Paper (2.4%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,667	1,667
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	1,199	1,199
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	1,199	1,199
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	1,066	1,066
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	799	799
3.43%, due 08/26/2005	867	867
Ranger Funding - 144A
3.38%, due 08/22/2005	1,346	1,346
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	309	309
Euro Dollar Overnight (4.5%)
ABN Amro Bank NV
3.25%, due 08/05/2005	799	799
BNP Paribas
3.26%, due 08/01/2005	1,598	1,598
3.25%, due 08/02/2005	799	799
3.27%, due 08/04/2005	799	799
Calyon
3.25%, due 08/02/2005	1,124	1,124
Fortis Bank
3.25%, due 08/04/2005	1,161	1,161
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	1,119	1,119
National Australia Bank
3.25%, due 08/01/2005	3,197	3,197
Royal Bank of Canada
3.25%, due 08/03/2005	1,598	1,598
Royal Bank of Scotland
3.25%, due 08/04/2005	799	799
Wells Fargo
3.27%, due 08/01/2005	479	479
3.26%, due 08/03/2005	1,998	1,998

Euro Dollar Terms (6.8%)
Bank of Montreal
3.27%, due 08/09/2005	$1,039	$1,039
Bank of Nova Scotia
3.30%, due 08/10/2005	799	799
3.43%, due 08/30/2005	2,262	2,262
Barclays
3.42%, due 08/25/2005	1,424	1,424
3.42%, due 09/12/2005	799	799
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,598	1,598
First Tennessee National Corp.
3.22%, due 08/09/2005	432	432
Fortis Bank
3.46%, due 09/15/2005	1,598	1,598
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	400	400
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	903	903
Rabobank Nederland
3.25%, due 08/08/2005	1,598	1,598
Regions Bank
3.29%, due 08/10/2005	1,093	1,093
Royal Bank of Canada
3.42%, due 09/12/2005	1,598	1,598
Royal Bank of Scotland
3.24%, due 08/08/2005	1,598	1,598
3.25%, due 08/09/2005	1,199	1,199
Societe Generale
3.24%, due 08/09/2005	1,640	1,640
UBS AG
3.37%, due 08/22/2005	1,998	1,998
Wells Fargo
3.45%, due 09/16/2005	1,598	1,598
Promissory Notes (1.3%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	2,797	2,797
3.39%, due 12/28/2005	1,678	1,678
Repurchase Agreements (2.8%) (d)
Goldman Sachs Group, Inc. (The) 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $4,240 on 08/01/2005	4,239	4,239
Lehman Brothers, Inc. 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $437 on 08/01/2005	437	437
Merrill Lynch & Co., Inc. 3.35% Repurchase Agreement dated 07/29/2005 to be repurchased at $4,067 on 08/01/2005	4,066	4,066
Morgan Stanley Dean Witter & Co. 3.42% Repurchase Agreement dated 07/29/2005 to be repurchased at $1,039 on 08/01/2005	1,039	1,039

	Shares	Value
Investment Companies (2.2%)
Money Market Funds (2.2%)
American Beacon Funds
1-day yield of 3.24%	1,997,795	$1,998
BGI Institutional Money Market Fund
1-day yield of 3.31%	3,864,888	3,865
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	1,588,747	1,589
Total Security Lending Collateral (cost: $76,472)		76,472

Total Investment Securities (cost: $333,810)		$409,678

SUMMARY:
Investments, at value	118.3%	$409,678
Liabilities in excess of other assets	(18.3)%	(63,389)
Net assets	100.0%	$346,289

NOTES TO SCHEDULE OF INVESTMENTS:

(a)	At July 31, 2005, all or a portion of this security is on loan. The value at July 31, 2005, of all securities on loan is $73,735.

(b)	No dividends were paid during the preceding twelve months.

(c)	Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)

Cash collateral for the Repurchase Agreements, valued at $9,977, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)	Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:
144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $8,452 or 2.4% of the net assets of the Fund.

ADR	American Depositary Receipt

TA IDEX Transamerica Money Market

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (87.5%)
Asset-Backed (5.1%)
CAFCO LLC-144A
3.13%, due 08/09/2005	$3,100	$3,097
3.14%, due 08/09/2005	2,000	1,998
3.15%, due 08/09/2005	1,800	1,798
3.36%, due 09/01/2005	2,300	2,293
3.39%, due 09/14/2005	600	597
Business Credit Institutions (10.0%)
Old Line Funding Corp.-144A
3.20%, due 08/22/2005	3,550	3,543
3.40%, due 09/07/2005	2,000	1,993
3.40%, due 09/08/2005	3,000	2,989
3.42%, due 09/09/2005	1,200	1,195
Paccar Financial Corp.
3.11%, due 08/04/2005	4,400	4,398
3.46%, due 10/12/2005	2,800	2,780
3.57%, due 10/28/2005	2,400	2,379
Chemicals & Allied Products (5.1%)
Procter & Gamble Co.-144A
3.14%, due 08/16/2005	1,100	1,098
3.20%, due 08/24/2005	3,700	3,692
3.50%, due 10/19/2005	2,000	1,984
3.53%, due 10/24/2005	3,000	2,975
Commercial Banks (23.1%)
Bank of America Corp.
3.22%, due 08/15/2005	3,300	3,295
3.31%, due 08/15/2005	1,000	999
Barclays U.S. Funding Corp.
3.20%, due 08/25/2005	4,300	4,290
3.38%, due 08/31/2005	1,100	1,097
3.45%, due 10/05/2005	4,400	4,372
Canadian Imperial Bank of Commerce
3.10%, due 08/04/2005	500	500
3.38%, due 09/09/2005	3,200	3,188
Nestle Capital Corp.-144A
3.33%, due 08/30/2005	9,700	9,672
Ranger Funding Co. LLC-144A
3.51%, due 10/17/2005	5,200	5,160
State Street Corp.
3.35%, due 08/22/2005	2,250	2,245
UBS Finance Delaware LLC
3.22%, due 08/08/2005	2,300	2,298
3.26%, due 09/19/2005	1,400	1,394
3.35%, due 09/26/2005	1,300	1,293
3.43%, due 10/03/2005	4,200	4,174
3.50%, due 10/03/2005	400	397

Computer & Data Processing Services (2.0%)
IBM Capital, Inc.-144A
3.50%, due 10/05/2005	$3,800	$3,775
Department Stores (4.4%)
Wal-Mart Stores, Inc.-144A
3.37%, due 09/13/2005	2,600	2,589
3.40%, due 09/20/2005	2,000	1,990
3.51%, due 10/04/2005	2,650	2,633
3.47%, due 10/12/2005	1,300	1,291
Electronic & Other Electric Equipment (1.4%)
Emerson Electric Co.-144A
6.30%, due 11/01/2005	2,700	2,719
Holding & Other Investment Offices (1.3%)
Toronto Dominion Holdings USA, Inc.-144A
3.34%, due 09/23/2005	1,400	1,393
3.36%, due 09/23/2005	1,000	995
Insurance (5.0%)
Metlife Funding, Inc.
3.31%, due 08/23/2005	7,000	6,985
3.39%, due 09/20/2005	2,700	2,687
Oil & Gas Extraction (5.1%)
Total Fina Elf Capital-144A
3.25%, due 08/05/2005	5,000	4,997
3.28%, due 08/12/2005	4,800	4,794
Personal Credit Institutions (14.8%)
American Honda Finance Corp.
3.13%, due 08/03/2005	2,200	2,199
3.14%, due 08/08/2005	650	650
3.21%, due 08/16/2005	1,500	1,498
3.30%, due 08/17/2005	3,600	3,594
3.38%, due 09/07/2005	1,800	1,793
General Electric Capital Corp.
3.14%, due 08/08/2005	1,100	1,099
3.37%, due 09/06/2005	5,600	5,580
3.33%, due 09/15/2005	2,000	1,991
3.34%, due 09/19/2005	1,000	995
Toyota Motor Credit Corp.
3.13%, due 08/01/2005	5,400	5,399
3.25%, due 08/08/2005	400	400
3.13%, due 08/10/2005	2,000	1,998
3.33%, due 08/29/2005	1,250	1,247
Printing & Publishing (3.5%)
Gannett Co., Inc.-144A
3.34%, due 08/19/2005	4,400	4,392
3.38%, due 08/25/2005	2,357	2,351
Public Administration (3.3%)
Government of Quebec
3.33%, due 08/18/2005	3,800	3,793
3.34%, due 08/18/2005	2,450	2,446
Security & Commodity Brokers (2.4%)
Merrill Lynch & Co.
3.37%, due 09/12/2005	1,650	1,643
3.38%, due 09/13/2005	3,000	2,987
Wholesale Trade Nondurable Goods (1.0%)
Unilever Capital Corp.-144A
3.30%, due 08/15/2005	1,950	1,947
Total Commercial Paper (cost: $168,033)		168,033

SHORT-TERM OBLIGATIONS (2.4%)
Food & Kindred Products (0.8%)
Hershey Co. (The)
6.70%, due 10/01/2005	$1,470	$1,478
Security & Commodity Brokers (1.6%)
Merrill Lynch & Co.
6.25%, due 01/15/2006	3,000	3,032
Total Short-Term Obligations (cost: $4,510)		4,510

CERTIFICATES OF DEPOSIT (10.3%)
Canadian Imperial Bank of Commerce
3.15%, due 08/01/2005	900	900
2.30%, due 08/18/2005	2,300	2,300
3.48%, due 10/04/2005	2,700	2,700
Toronto Dominion Bank, Ltd.
3.37%, due 09/07/2005	1,850	1,850
3.40%, due 09/14/2005	2,800	2,800
3.47%, due 10/11/2005	2,700	2,700
Wells Fargo Bank NA
3.27%, due 08/02/2005	4,200	4,200
3.26%, due 08/05/2005	2,400	2,400
Total Certificates Of Deposit (cost: $19,850)		19,850

Total Investment Securities (cost: $192,393)		$192,393

SUMMARY:
Investments, at value	100.2%	$192,393
Liabilities in excess of other assets	(0.2)%	(463)
Net assets	100.0%	$191,930

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities aggregated $79,950 or 41.7% of the net assets of the Fund.

TA IDEX Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.5%)
U.S. Treasury Note
3.75%, due 05/15/2008 (a)	$3,900	$3,868
Total U.S. Government Obligations (cost: $3,878)		3,868

CORPORATE DEBT SECURITIES (97.0%)
Aerospace (3.9%)
Honeywell International, Inc.
6.88%, due 10/03/2005	5,050	5,074
Textron Financial Corp.
5.88%, due 06/01/2007	5,200	5,325
Amusement & Recreation Services (1.7%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	4,500	4,579
Automotive (2.3%)
DaimlerChrysler North America Holding Corp.
4.75%, due 01/15/2008	5,950	5,939
Beverages (5.8%)
Bottling Group LLC
2.45%, due 10/16/2006	3,965	3,880
Coca-Cola Enterprises, Inc.
5.38%, due 08/15/2006	5,000	5,038
Diageo Capital PLC
3.50%, due 11/19/2007	6,400	6,272
Business Credit Institutions (2.0%)
CIT Group, Inc.
2.88%, due 09/29/2006	5,500	5,409
Chemicals & Allied Products (5.7%)
Dow Chemical Co. (The)
5.00%, due 11/15/2007	4,870	4,906
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	5,000	5,221
Praxair, Inc.
4.75%, due 07/15/2007	5,000	5,027
Commercial Banks (1.0%)
Bank One Corp.
6.88%, due 08/01/2006	2,500	2,560
Communications Equipment (2.3%)
Motorola, Inc.
4.61%, due 11/16/2007	6,000	5,998
Department Stores (2.1%)
Meyer (Fred) Stores, Inc.
7.45%, due 03/01/2008	5,100	5,433
Electric Services (9.5%)
Dominion Resources, Inc.
3.66%, due 11/15/2006	4,140	4,093
Duke Energy Corp.
4.20%, due 10/01/2008	5,000	4,933

FPL Group Capital, Inc.
4.09%, due 02/16/2007	$10,040	$9,990
TXU Electric Delivery Co.
5.00%, due 09/01/2007	6,000	6,033
Electric, Gas & Sanitary Services (1.9%)
Nisource Finance Corp.
7.63%, due 11/15/2005	5,000	5,050
Gas Production & Distribution (2.0%)
Atmos Energy Corp.
4.00%, due 10/15/2009	5,405	5,231
Holding & Other Investment Offices (3.2%)
Berkshire Hathaway Finance Corp.
3.40%, due 07/02/2007	4,000	3,924
iStar Financial, Inc.
4.88%, due 01/15/2009	4,500	4,456
Industrial Machinery & Equipment (4.2%)
Caterpillar Financial Services Corp., Series F
2.65%, due 01/30/2006	6,000	5,960
John Deere Capital Corp.
3.90%, due 01/15/2008	5,142	5,075
Insurance (4.2%)
International Lease Finance Corp.
5.63%, due 06/01/2007 (a)	5,790	5,893
St. Paul Travelers Cos. (The), Inc.
5.75%, due 03/15/2007	2,500	2,537
Wellpoint Health Networks, Inc.
6.38%, due 06/15/2006	2,500	2,544
Metal Mining (2.4%)
Barrick Gold Finance, Inc.
7.50%, due 05/01/2007	6,000	6,306
Mortgage Bankers & Brokers (4.4%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	5,500	5,562
Rio Tinto Finance USA, Ltd.
5.75%, due 07/03/2006	5,961	6,047
Oil & Gas Extraction (1.9%)
Devon Energy Corp.
2.75%, due 08/01/2006	5,000	4,904
Personal Credit Institutions (5.2%)
Capital One Bank Corp.
6.88%, due 02/01/2006	6,500	6,584
General Electric Capital Corp.
5.00%, due 06/15/2007	5,500	5,566
General Motors Acceptance Corp.
6.75%, due 01/15/2006	1,675	1,688
Petroleum Refining (3.9%)
BP Capital Markets PLC
2.75%, due 12/29/2006	5,100	4,995
USX Corp./Consolidated
6.85%, due 03/01/2008	5,000	5,275
Primary Metal Industries (2.3%)
Alcoa, Inc.
4.25%, due 08/15/2007	6,200	6,183

Printing & Publishing (4.2%)
Gannett Co., Inc.
5.50%, due 04/01/2007	$6,000	$6,105
Viacom, Inc.
5.63%, due 05/01/2007	5,000	5,073
Radio & Television Broadcasting (0.8%)
Chancellor Media Corp.
8.00%, due 11/01/2008	2,000	2,145
Restaurants (2.2%)
McDonald’s Corp.
3.88%, due 08/15/2007	6,000	5,934
Security & Commodity Brokers (3.8%)
Merrill Lynch & Co., Inc.
2.94%, due 01/30/2006 (a)	2,500	2,488
Morgan Stanley
3.63%, due 04/01/2008	5,000	4,884
Residential Capital Corp.-144A
6.38%, due 06/30/2010	2,500	2,540
Telecommunications (8.2%)
Alltel Corp.
4.66%, due 05/17/2007	5,400	5,417
SBC Communications, Inc.
5.75%, due 05/02/2006	5,400	5,461
Sprint Capital Corp.
4.78%, due 08/17/2006	6,500	6,522
Verizon Global Funding Corp.
6.13%, due 06/15/2007	4,000	4,124
Variety Stores (4.0%)
Target Corp.
5.50%, due 04/01/2007	5,160	5,260
Wal-Mart Stores, Inc.
5.45%, due 08/01/2006	5,100	5,156
Wholesale Trade Nondurable Goods (1.9%)
Unilever Capital Corp.
6.88%, due 11/01/2005	4,900	4,936
Total Corporate Debt Securities (cost: $257,465)		255,535

SECURITY LENDING COLLATERAL (1.9%)
Debt (1.7%)
Bank Notes (0.1%)
Bank of America
3.27%, due 10/18/2005 (b)	106	106
3.31%, due 06/07/2006 (b)	132	132
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (b)	26	26
3.40%, due 03/10/2006 (b)	26	26
Certificates Of Deposit (0.1%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (b)	106	106
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (b)	84	84
Commercial Paper (0.2%)
Compass Securitization - 144A
3.48%, due 08/31/2005	110	110
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	79	79
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	79	79

Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	$70	$70
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	53	53
3.43%, due 08/26/2005	57	57
Ranger Funding - 144A
3.38%, due 08/22/2005	89	89
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	20	20
Euro Dollar Overnight (0.4%)
ABN Amro Bank NV
3.25%, due 08/05/2005	53	53
BNP Paribas
3.26%, due 08/01/2005	106	106
3.25%, due 08/02/2005	53	53
3.27%, due 08/04/2005	53	53
Calyon
3.25%, due 08/02/2005	74	74
Fortis Bank
3.25%, due 08/04/2005	77	77
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	74	74
National Australia Bank
3.25%, due 08/01/2005	211	211
Royal Bank of Canada
3.25%, due 08/03/2005	106	106
Royal Bank of Scotland
3.25%, due 08/04/2005	53	53
Wells Fargo
3.27%, due 08/01/2005	32	32
3.26%, due 08/03/2005	132	132
Euro Dollar Terms (0.6%)
Bank of Montreal
3.27%, due 08/09/2005	69	69
Bank of Nova Scotia
3.30%, due 08/10/2005	53	53
3.43%, due 08/30/2005	150	149
Barclays
3.42%, due 08/25/2005	94	94
3.42%, due 09/12/2005	53	53
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	106	106
First Tennessee National Corp.
3.22%, due 08/09/2005	29	29
Fortis Bank
3.46%, due 09/15/2005	106	106
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	26	26
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	60	60
Rabobank Nederland
3.25%, due 08/08/2005	106	106
Regions Bank
3.29%, due 08/10/2005	72	72
Royal Bank of Canada
3.42%, due 09/12/2005	106	106

Royal Bank of Scotland
3.24%, due 08/08/2005	$106	$106
3.25%, due 08/09/2005	79	79
Societe Generale
3.24%, due 08/09/2005	108	108
UBS AG
3.37%, due 08/22/2005	132	132
Wells Fargo
3.45%, due 09/16/2005	106	106
Promissory Notes (0.1%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	185	185
3.39%, due 12/28/2005	111	111
Repurchase Agreements (0.2%) (c)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $280 on 08/01/2005	280	280
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $29 on 08/01/2005	29	29
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $269 on 08/01/2005	269	269
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $69 on 08/01/2005	69	69

	Shares	Value
Investment Companies (0.2%)
Money Market Funds (0.2%)
American Beacon Funds
1-day yield of 3.24%	132,099	$132
BGI Institutional Money Market Fund
1-day yield of 3.31%	255,556	256
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (d)	105,052	105
Total Security Lending Collateral (cost: $5,057)		5,057

Total Investment Securities (cost: $266,400)		$264,460

SUMMARY:
Investments, at value	100.4%	$264,460
Liabilities in excess of other assets	(0.4)%	(946)
Net assets	100.0%	$263,514

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $4,955.

(b)                                                         Floating or variable rate note. Rate is listed as of July 31, 2005.

(c)                                                          Cash collateral for the Repurchase Agreements, valued at $660, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(d)                                                         Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $3,097 or 1.2% of the net assets of the Fund.

TA IDEX Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Apparel Products (1.1%)
True Religion Apparel, Inc. (a) (b)	290,000	$4,915
Automotive (2.1%)
Gencorp, Inc. (a) (b)	355,900	7,179
National R.V. Holdings, Inc. (a)	302,500	2,314
Chemicals & Allied Products (8.7%)
Chemtura Corp.	418,300	6,584
Georgia Gulf Corp.	160,000	5,077
Olin Corp.	504,900	9,265
PolyOne Corp. (a)	1,265,500	9,036
Terra Nitrogen Co., L.P. (b)	280,900	9,537
Commercial Banks (4.4%)
Corus Bankshares, Inc.	120,000	7,529
Gold Banc Corp., Inc.	57,800	879
North Fork Bancorp, Inc.	307,710	8,428
Provident Bankshares Corp.	95,500	3,247
Computer & Data Processing Services (2.1%)
ActivCard Corp. (a)	290,100	1,390
Fair Isaac Corp.	215,000	8,090
SoftBrands, Inc. (a)	2,576	5
Computer & Office Equipment (1.3%)
Hypercom Corp. (a)	829,700	5,891
Construction (2.3%)
Chemed Corp.	240,000	10,320
Electric, Gas & Sanitary Services (0.7%)
ALLETE, Inc.	66,666	3,221
Electronic & Other Electric Equipment (5.0%)
Acuity Brands, Inc.	310,000	9,046
Genlyte Group, Inc. (a)	270,000	13,873
Electronic Components & Accessories (1.8%)
Advanced Energy Industries, Inc. (a)	400,000	3,840
OSI Systems, Inc. (a) (b)	240,000	4,284
Environmental Services (1.2%)
Republic Services, Inc.	150,000	5,437
Fabricated Metal Products (1.0%)
Gulf Island Fabrication, Inc.	200,000	4,418
Food & Kindred Products (0.3%)
TreeHouse Foods, Inc. (a) (b)	48,000	1,468
Gas Production & Distribution (0.9%)
KeySpan Corp.	100,000	4,069
Health Services (1.8%)
LifePoint Hospitals, Inc. (a)	175,000	8,183
Holding & Other Investment Offices (5.2%)
Annaly Mortgage Management, Inc. REIT (b)	350,000	5,582
Education Realty Trust, Inc. REIT	312,100	6,189
Omega Healthcare Investors, Inc. REIT	875,000	12,206
Hotels (2.5%)
Host Marriott Corp. (b)	620,000	11,563

Industrial Machinery & Equipment (1.7%)
EnPro Industries, Inc. (a)	75,400	$2,292
Grant Prideco, Inc. (a)	170,000	5,457
Instruments & Related Products (0.9%)
Analogic Corp.	83,900	4,310
Insurance (6.6%)
AMBAC Financial Group, Inc.	120,000	8,621
HCC Insurance Holdings, Inc.	382,500	10,603
PartnerRe, Ltd.	140,000	9,075
Triad Guaranty, Inc. (a) (b)	40,000	1,920
Management Services (2.4%)
First Consulting Group, Inc. (a)	253,600	1,293
FTI Consulting, Inc. (a) (b)	400,000	9,640
Medical Instruments & Supplies (2.2%)
Orthofix International NV (a)	225,000	10,181
Metal Mining (0.5%)
Western Silver Corp. (a) (b)	238,100	2,202
Oil & Gas Extraction (18.7%)
Chesapeake Energy Corp.	600,000	15,666
Edge Petroleum Corp. (a)	500,000	8,770
GlobalSantaFe Corp.	275,000	12,372
Parker Drilling Co. (a)	600,000	4,440
Patterson-UTI Energy, Inc.	310,000	10,177
Pioneer Drilling Co. (a)	572,500	8,633
Superior Energy Services, Inc. (a)	720,000	15,365
Todco-Class A (a)	325,150	9,985
Paper & Allied Products (0.5%)
Graphic Packaging Corp. (a)	581,700	2,240
Petroleum Refining (2.3%)
Murphy Oil Corp.	200,000	10,608
Pharmaceuticals (2.9%)
ARIAD Pharmaceuticals, Inc. (a) (b)	975,500	7,433
Chattem, Inc. (a) (b)	73,000	3,326
NeoPharm, Inc. (a) (b)	134,300	1,570
Theragenics Corp. (a)	244,600	863
Primary Metal Industries (2.0%)
Aleris International, Inc. (a)	394,827	9,030
Retail Trade (2.1%)
Sports Authority, Inc. (The) (a) (b)	300,000	9,540
Savings Institutions (1.6%)
Brookline Bancorp, Inc. (b)	160,000	2,562
Partners Trust Financial Group, Inc.	400,000	4,756
Telecommunications (2.0%)
Citizens Communications Co.	700,000	9,198
Transportation Equipment (1.0%)
Brunswick Corp.	100,000	4,656
Trucking & Warehousing (1.7%)
Yellow Roadway Corp. (a) (b)	150,000	7,936
Water Transportation (6.1%)
Aries Maritime Transport, Ltd. (a) (b)	1,007,000	14,954
DryShips, Inc. (b)	220,000	3,146
Genco Shipping & Trading Ltd. (a) (b)	499,700	9,554
Wholesale Trade Durable Goods (0.0%)
AM Castle & Co. (a)	5,900	90
Wholesale Trade Nondurable Goods (1.9%)
Dean Foods Co. (a)	240,000	8,568
Total Common Stocks (cost: $359,569)		454,097

	Principal	Value
SECURITY LENDING COLLATERAL (18.0%)
Debt (16.2%)
Bank Notes (1.0%)
Bank of America
3.27%, due 10/18/2005 (c)	$1,715	$1,715
3.31%, due 06/07/2006 (c)	2,144	2,144
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	429	429
3.40%, due 03/10/2006 (c)	429	429
Certificates Of Deposit (0.7%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	1,715	1,715
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	1,365	1,365
Commercial Paper (2.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	1,789	1,789
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	1,286	1,286
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	1,286	1,286
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	1,144	1,144
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	858	858
3.43%, due 08/26/2005	930	930
Ranger Funding - 144A
3.38%, due 08/22/2005	1,445	1,445
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	332	332
Euro Dollar Overnight (3.6%)
ABN Amro Bank NV
3.25%, due 08/05/2005	858	858
BNP Paribas
3.26%, due 08/01/2005	1,715	1,715
3.25%, due 08/02/2005	858	858
3.27%, due 08/04/2005	858	858
Calyon
3.25%, due 08/02/2005	1,206	1,206
Fortis Bank
3.25%, due 08/04/2005	1,246	1,246
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	1,201	1,201
National Australia Bank
3.25%, due 08/01/2005	3,430	3,430
Royal Bank of Canada
3.25%, due 08/03/2005	1,715	1,715
Royal Bank of Scotland
3.25%, due 08/04/2005	858	858
Wells Fargo
3.27%, due 08/01/2005	514	514
3.26%, due 08/03/2005	2,144	2,144
Euro Dollar Terms (5.5%)
Bank of Montreal
3.27%, due 08/09/2005	1,115	1,115
Bank of Nova Scotia
3.30%, due 08/10/2005	858	858
3.43%, due 08/30/2005	2,427	2,427

Barclays
3.42%, due 08/25/2005	$1,528	$1,528
3.42%, due 09/12/2005	858	858
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	1,715	1,715
First Tennessee National Corp.
3.22%, due 08/09/2005	464	464
Fortis Bank
3.46%, due 09/15/2005	1,715	1,715
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	429	429
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	969	969
Rabobank Nederland
3.25%, due 08/08/2005	1,715	1,715
Regions Bank
3.29%, due 08/10/2005	1,173	1,173
Royal Bank of Canada
3.42%, due 09/12/2005	1,715	1,715
Royal Bank of Scotland
3.24%, due 08/08/2005	1,715	1,715
3.25%, due 08/09/2005	1,286	1,286
Societe Generale
3.24%, due 08/09/2005	1,760	1,760
UBS AG
3.37%, due 08/22/2005	2,144	2,144
Wells Fargo
3.45%, due 09/16/2005	1,715	1,715
Promissory Notes (1.1%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	3,002	3,002
3.39%, due 12/28/2005	1,801	1,801
Repurchase Agreements (2.3%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $4,551 on 08/01/2005	4,549	4,549
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $469 on 08/01/2005	469	469
Merrill Lynch & Co. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $4,365 on 08/01/2005	4,364	4,364
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,115 on 08/01/2005	1,115	1,115

	Shares	Value
Investment Companies (1.8%)
Money Market Funds (1.8%)
American Beacon Funds
1-day yield of 3.24%	2,143,999	$2,144
BGI Institutional Money Market Fund
1-day yield of 3.31%	4,147,731	4,148
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	1,705,016	1,705
Total Security Lending Collateral (cost: $82,068)		82,068

Total Investment Securities (cost: $441,637)		$536,165

SUMMARY:
Investments, at value	117.5%	$536,165
Liabilities in excess of other assets	(17.5)%	(79,739)
Net assets	100.0%	$456,426

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          No dividends were paid during the preceding twelve months.

(b)                                                         At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $77,587.

(c)                                                          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                                         Cash collateral for the Repurchase Agreements, valued at $10,708, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                                                          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated $9,070 or 2.0% of the net assets of the Fund.

REIT                                             Real Estate Investment Trust

TA IDEX Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.5%) (a)
U.S. Treasury Bond
5.38%, due 02/15/2031	$689	$783
U.S. Treasury Note
3.63%, due 06/15/2010	350	342
Total U.S. Government Obligations (cost: $1,076)		1,125

U.S. GOVERNMENT AGENCY OBLIGATIONS (11.7%) (a)
Fannie Mae-Conventional Pool
5.50%, due 08/01/2017	794	811
5.00%, due 05/01/2018	152	152
5.50%, due 07/01/2019	940	959
6.00%, due 04/01/2033	404	413
6.00%, due 01/01/2034	282	288
6.00%, due 02/01/2034	1,023	1,045
6.00%, due 10/01/2034	244	250
5.50%, due 05/01/2035	1,441	1,448
Freddie Mac-Gold Pool
5.00%, due 04/01/2018	278	279
5.50%, due 09/01/2018	99	101
5.50%, due 11/01/2018	178	181
6.50%, due 04/01/2029	104	107
6.00%, due 12/01/2033	786	803
5.50%, due 02/01/2035	631	635
5.50%, due 06/01/2035	642	646
Ginnie Mae-FHA/VA Pool
6.50%, due 10/15/2027	111	117
6.00%, due 06/15/2034	306	315
Total U.S. Government Agency Obligations (cost: $8,611)		8,550

CORPORATE DEBT SECURITIES (16.6%) (a)
Agriculture (0.1%)
Dole Food Co., Inc.
8.63%, due 05/01/2009	100	108
Amusement & Recreation Services (1.0%)
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	700	712
Automotive (0.3%)
DaimlerChrysler NA Holding Corp.
8.50%, due 01/18/2031	144	185
Beverages (0.2%)
Cia Brasileira de Bebidas
8.75%, due 09/15/2013	150	177
Business Credit Institutions (0.3%)
Textron Financial Corp.
2.69%, due 10/03/2006	250	245

Chemicals & Allied Products (0.7%)
Monsanto Co.
5.50%, due 07/30/2035	$230	$229
Nalco Co.
7.75%, due 11/15/2011	50	53
Potash Corp. of Saskatchewan
7.13%, due 06/15/2007	235	245
Commercial Banks (1.2%)
Abbey National PLC
7.35%, due 06/15/2049 (b)	250	258
Barclays Bank PLC
6.28%, due 12/15/2034 (c)	380	385
Sumitomo Mitsui Banking-144A
5.63%, due 07/15/2049 (d)	200	199
Communication (0.4%)
Comcast Corp.
4.95%, due 06/15/2016	240	234
Echostar DBS Corp.
5.75%, due 10/01/2008	75	74
Communications Equipment (0.3%)
Motorola, Inc.
4.61%, due 11/16/2007	250	250
Electric Services (0.3%)
DPL, Inc.
8.25%, due 03/01/2007	212	224
Food Stores (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	375	379
Holding & Other Investment Offices (0.9%)
Hutchison Whampoa International, Ltd.-144A
6.25%, due 01/24/2014	275	290
iStar Financial, Inc.
4.88%, due 01/15/2009	375	371
Hotels & Other Lodging Places (1.3%)
Mirage Resorts, Inc.
7.25%, due 08/01/2017	150	155
Park Place Entertainment Corp.
7.00%, due 04/15/2013	75	82
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, due 05/01/2007	600	624
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	55	54
Insurance (1.0%)
International Lease Finance Corp.
5.63%, due 06/01/2007	700	712
Metal Mining (0.5%)
Phelps Dodge Corp.
9.50%, due 06/01/2031	262	383
Mortgage Bankers & Brokers (1.0%)
Countrywide Home Loans, Inc.
5.50%, due 08/01/2006	700	708
Motion Pictures (0.2%)
Time Warner, Inc.
9.13%, due 01/15/2013	125	155

Oil & Gas Extraction (1.5%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	$200	$213
Husky Oil, Ltd.
8.90%, due 08/15/2028 (e)	305	333
Nexen, Inc.
5.88%, due 03/10/2035	533	529
Personal Credit Institutions (0.7%)
Capital One Bank
5.00%, due 06/15/2009	375	378
General Motors Acceptance Corp.
6.75%, due 01/15/2006	125	126
Petroleum Refining (0.7%)
Amerada Hess Corp.
7.13%, due 03/15/2033	450	526
Primary Metal Industries (0.2%)
Noranda, Inc.
6.00%, due 10/15/2015	125	129
Printing & Publishing (0.8%)
Gannett Co., Inc.
5.50%, due 04/01/2007	500	509
News America Holdings, Inc.
7.75%, due 12/01/2045	65	79
Restaurants (0.2%)
Landry’s Restaurants, Inc.
7.50%, due 12/15/2014	150	148
Security & Commodity Brokers (1.3%)
BNP U.S. Funding LLC-144A
7.74%, due 12/29/2049 (f)	250	267
Credit Suisse First Boston (London), Inc.-144A
7.90%, due 05/01/2049 (g)	125	132
E*Trade Financial Corp.
8.00%, due 06/15/2011	150	159
Merrill Lynch & Co., Inc.
6.13%, due 05/16/2006	400	406
Telecommunications (0.4%)
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	50	52
Sprint Capital Corp.
4.78%, due 08/17/2006	250	251
Transportation & Public Utilities (0.2%)
Magellan Midstream Partners, LP
6.45%, due 06/01/2014	135	144
Water Transportation (0.4%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	235	269
Total Corporate Debt Securities (cost: $12,071)		12,141

	Shares	Value
COMMON STOCKS (69.1%) (a)
Amusement & Recreation Services (1.8%)
Disney (Walt) Co. (The)	52,200	$1,338
Business Credit Institutions (0.3%)
Fannie Mae	4,500	251
Chemicals & Allied Products (2.2%)
Colgate-Palmolive Co.	7,000	371
du Pont (E.I.) de Nemours & Co.	10,000	427
Praxair, Inc.	16,000	790

Commercial Banks (7.1%)
Bank of America Corp.	31,256	$1,363
Citigroup, Inc.	32,540	1,415
PNC Financial Services Group, Inc.	17,000	932
Wachovia Corp.	20,000	1,008
Wells Fargo & Co.	8,100	497
Computer & Data Processing Services (5.7%)
Microsoft Corp.	150,000	3,841
Sun Microsystems, Inc. (h)	78,000	300
Electric Services (0.3%)
Dominion Resources, Inc.	3,000	222
Electronic & Other Electric Equipment (1.1%)
Cooper Industries, Ltd.-Class A	8,000	517
General Electric Co.	8,000	276
Electronic Components & Accessories (0.9%)
Intel Corp.	11,000	299
Texas Instruments, Inc.	12,000	381
Food & Kindred Products (6.9%)
Altria Group, Inc.	50,000	3,348
HJ Heinz Co.	29,000	1,067
Sara Lee Corp.	32,300	644
Holding & Other Investment Offices (3.2%)
Plum Creek Timber Co., Inc.	23,000	871
Rayonier, Inc.	26,000	1,483
Insurance (1.1%)
American International Group, Inc.	13,275	799
Life Insurance (1.2%)
Genworth Financial, Inc.-Class A	27,000	847
Lumber & Wood Products (0.6%)
Louisiana-Pacific Corp.	17,000	456
Motion Pictures (4.3%)
Time Warner, Inc. (h)	183,000	3,115
Oil & Gas Extraction (4.4%)
Anadarko Petroleum Corp.	7,000	618
EOG Resources, Inc.	16,000	978
Schlumberger, Ltd.	19,300	1,616
Paper & Allied Products (1.0%)
Kimberly-Clark Corp.	12,000	765
Petroleum Refining (5.2%)
BP PLC, ADR	25,050	1,650
Exxon Mobil Corp.	14,000	823
Marathon Oil Corp.	13,750	802
Murphy Oil Corp.	10,000	530
Pharmaceuticals (7.7%)
Bristol-Myers Squibb Co.	85,000	2,123
Merck & Co., Inc.	79,500	2,469
Schering-Plough Corp.	50,000	1,041
Primary Metal Industries (0.5%)
Hubbell, Inc.-Class B	8,000	363
Railroads (1.1%)
Union Pacific Corp.	11,000	773
Savings Institutions (2.9%)
Washington Mutual, Inc.	49,890	2,119
Security & Commodity Brokers (4.8%)
Alliance Capital Management Holding, LP	23,700	1,079
Jefferies Group, Inc.	20,000	827
Raymond James Financial, Inc.	35,000	1,045
T. Rowe Price Group, Inc.	8,000	531
Telecommunications (3.6%)
Sprint Corp. (FON Group)	98,000	2,636

Tobacco Products (1.2%)
Loews Corp. - Carolina Group	23,000	$895
Total Common Stocks (cost: $43,121)		50,541

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.8%) (a)
U.S. Treasury Bill
2.92%, due 09/15/2005	$550	$548
Total Short-Term U.S. Government Obligations (cost: $548)		548

Total Investment Securities (cost: $65,427)		$72,905

	Contracts (i)	Value
WRITTEN OPTIONS -(0.5%)
Covered Call Options -(0.2%)
Altria Group, Inc.	175	$(21)
Call Strike $75.00
Expires 12/17/2005
American International Group, Inc.	130	(38)
Call Strike $60.00
Expires 11/19/2005
Anadarko Petroleum Corp.	25	(8)
Call Strike $95.00
Expires 11/19/2005
EOG Resources, Inc.	60	(28)
Call Strike $60.00
Expires 10/22/2005
Exxon Mobil Corp.	40	(2)
Call Strike $65.00
Expires 10/22/2005
Louisiana-Pacific Corp.	80	— (j)
Call Strike $30.00
Expires 08/20/2005
Louisiana-Pacific Corp.	90	(8)
Call Strike $30.00
Expires 01/21/2006
Raymond James Financial, Inc.	100	(14)
Call Strike $30.00
Expires 11/19/2005
Schering-Plough Corp.	175	(13)
Call Strike $22.50
Expires 01/26/2006
Sprint Corp. (FON Group)	200	(5)
Call Strike $27.50
Expires 08/20/2005
Sprint Corp. (FON Group)	100	(14)
Call Strike $27.50
Expires 01/21/2006
Wells Fargo & Co.	81	(6)
Call Strike $65.00
Expires 01/21/2006
Put Options -(0.3%)
Alliance Capital Management Holding, LP	50	(11)
Put Strike $45.00
Expires 01/21/2006
Altria Group, Inc.	100	(1)
Put Strike $40.00
Expires 01/21/2006
American International Group, Inc.	130	(7)
Put Strike $50.00
Expires 02/18/2006

Bristol-Myers Squibb Co.	80	$(1)
Put Strike $22.50
Expires 09/17/2005
Bristol-Myers Squibb Co.	150	(3)
Put Strike $20.00
Expires 01/21/2006
Colgate-Palmolive Co.	80	(3)
Put Strike $45.00
Expires 01/21/2006
Duke Energy	20	— (j)
Put Strike $15.00
Expires 01/21/2006
Freeport McMoRan Cooper & Gold, Inc.	166	(26)
Put Strike $35.00
Expires 01/21/2006
General Electric Co.	165	(14)
Put Strike $35.00
Expires 09/17/2005
General Electric Co.	80	(11)
Put Strike $35.00
Expires 12/17/2005
HJ Heinz Co.	90	(6)
Put Strike $35.00
Expires 01/21/2006
Home Depot	50	(2)
Put Strike $35.00
Expires 01/21/2006
L-3 Communications Holdings, Inc.	110	(2)
Put Strike $65.00
Expires 10/22/2005
Merck & Co., Inc.	100	(92)
Put Strike $40.00
Expires 01/21/2006
Murphy Oil Corp.	40	(4)
Put Strike $47.50
Expires 10/22/2005
PNC Financial Services Group, Inc.	130	(3)
Put Strike $47.50
Expires 11/19/2005
Sara Lee Corp.	80	(8)
Put Strike $20.00
Expires 01/21/2006
Schering-Plough Corp.	100	(1)
Put Strike $15.00
Expires 01/21/2006
Union Pacific Corp.	25	— (j)
Put Strike $55.00
Expires 08/20/2005
Washington Mutual, Inc.	220	(3)
Put Strike $30.00
Expires 01/21/2006
Total Written Options (premiums: $445)		(355)

SUMMARY:
Investments, at value	99.7%	$72,905
Written options	(0.5)%	(355)
Other assets in excess of liabilities	0.8%	558
Net assets	100.0%	$73,108

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          Substantially all of the Fund’s securities are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund.

(b)                                                         Abbey National PLC has a fixed coupon rate 7.35% until 10/15/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 178BP, if not called.

(c)                                                          Barclays Bank PLC has a fixed coupon rate of 6.28% until 12/15/2034, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 155BP, if not called.

(d)                                                         Sumitomo Matsui Banking-144A has a fixed coupon rate of 5.63% until 10/15/2015, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 255BP, if not called.

(e)                                                          Husky Oil, Ltd. has a fixed coupon rate of 8.90% until 8/15/2008, thereafter the coupon rate will reset quarterly at the 3-month US$ LIBOR + 550BP, if not called.

(f)                                                            BNP U.S. Funding LLC-144A has a fixed coupon rate 7.74 % until 12/05/2007, thereafter the coupon rate will reset quarterly at the 1-week US$ LIBOR + 280BP, if not called.

(g)                                                         Credit Suisse First Boston (London), Inc.-144A has a fixed coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury + 200BP, if not called.

(h)                                                         No dividends were paid during the preceding twelve months.

(i)                                                             Contract amounts are not in thousands.

(j)                                                             Value is less than $1.

DEFINITIONS:

144A               144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $888 or 1.2% of the net assets of the Fund.

ADR               American Depositary Receipt

TA IDEX UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Aerospace (2.9%)
Lockheed Martin Corp.	47,800	$2,983
Northrop Grumman Corp.	34,100	1,891
Air Transportation (1.2%)
FedEx Corp.	23,600	1,985
Business Credit Institutions (2.6%)
Freddie Mac	67,300	4,259
Business Services (2.5%)
Cendant Corp.	59,700	1,275
Omnicom Group, Inc.	33,200	2,818
Commercial Banks (20.0%)
Bank of America Corp.	62,000	2,703
Citigroup, Inc.	151,300	6,582
Fifth Third Bancorp (a)	58,500	2,521
JP Morgan Chase & Co.	193,500	6,800
Mellon Financial Corp.	112,400	3,424
Northern Trust Corp. (a)	40,300	2,047
PNC Financial Services Group, Inc.	50,700	2,779
Wells Fargo & Co.	101,300	6,214
Communication (0.6%)
DIRECTV Group (The), Inc. (b)	63,200	973
Computer & Data Processing Services (1.8%)
Microsoft Corp.	117,100	2,999
Computer & Office Equipment (1.0%)
Hewlett-Packard Co.	68,600	1,689
Electric Services (6.1%)
American Electric Power Co., Inc.	83,900	3,247
FirstEnergy Corp.	73,400	3,654
Pepco Holdings, Inc.	66,800	1,594
Sempra Energy	36,000	1,530
Electric, Gas & Sanitary Services (2.7%)
Exelon Corp.	67,800	3,629
NiSource, Inc.	32,500	789
Finance (3.6%)
SPDR Trust Series 1 (a)	47,500	5,879
Food Stores (2.8%)
Albertson’s, Inc. (a)	110,700	2,359
Kroger Co. (b)	113,100	2,245
Furniture & Fixtures (3.0%)
Johnson Controls, Inc.	33,300	1,913
Masco Corp.	87,500	2,967
Industrial Machinery & Equipment (3.0%)
Baker Hughes, Inc.	25,900	1,464
Illinois Tool Works, Inc.	40,100	3,435
Insurance (6.3%)
AFLAC, Inc.	29,000	1,308
Allstate Corp. (The)	36,800	2,254
American International Group, Inc.	39,100	2,354
UnitedHealth Group, Inc.	84,800	4,435

Insurance Agents, Brokers & Service (1.7%)
Hartford Financial Services Group, Inc. (The)	34,900	$2,812
Lumber & Construction Materials (1.5%)
Martin Marietta Materials, Inc.	34,400	2,501
Management Services (0.4%)
Accenture, Ltd.-Class A (a) (b)	24,000	601
Motion Pictures (2.0%)
Time Warner, Inc. (b)	194,600	3,312
Motor Vehicles, Parts & Supplies (0.8%)
BorgWarner, Inc.	22,700	1,320
Paper & Allied Products (1.0%)
Kimberly-Clark Corp.	26,100	1,664
Petroleum Refining (7.9%)
Exxon Mobil Corp.	116,300	6,833
Marathon Oil Corp.	107,700	6,285
Pharmaceuticals (6.9%)
Bristol-Myers Squibb Co. (a)	63,100	1,576
Cephalon, Inc. (a) (b)	29,100	1,219
Johnson & Johnson	52,600	3,364
Medco Health Solutions, Inc. (b)	42,900	2,078
Wyeth	70,100	3,207
Radio & Television Broadcasting (2.1%)
IAC/InterActive Corp. (a) (b)	73,900	1,973
Univision Communications, Inc.-Class A (b)	51,200	1,448
Railroads (1.6%)
Burlington Northern Santa Fe Corp.	48,600	2,637
Retail Trade (0.3%)
Office Depot, Inc. (b)	19,200	545
Security & Commodity Brokers (4.0%)
Morgan Stanley	125,300	6,647
Telecommunications (5.3%)
Nextel Communications, Inc.-Class A (b)	163,600	5,693
SBC Communications, Inc.	122,600	2,998
Transportation & Public Utilities (0.0%)
Expedia, Inc.-WI (b)	1,700	41
Variety Stores (1.6%)
Costco Wholesale Corp.	58,800	2,703
Total Common Stocks (cost: $152,026)		160,455

	Principal	Value
SECURITY LENDING COLLATERAL (10.3%)
Debt (9.3%)
Bank Notes (0.6%)
Bank of America
3.27%, due 10/18/2005 (c)	$357	$357
3.31%, due 06/07/2006 (c)	446	446
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	89	89
3.40%, due 03/10/2006 (c)	89	89
Certificates Of Deposit (0.4%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	357	357
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	284	284
Commercial Paper (1.1%)
Compass Securitization - 144A
3.48%, due 08/31/2005	372	372
Falcon Asset Securitization Corp. - 144A

3.43%, due 08/26/2005	$268	$268
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	268	268
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	238	238
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	178	178
3.43%, due 08/26/2005	194	194
Ranger Funding - 144A
3.38%, due 08/22/2005	301	301
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	69	69
Euro Dollar Overnight (2.1%)
ABN Amro Bank NV
3.25%, due 08/05/2005	179	179
BNP Paribas
3.26%, due 08/01/2005	357	357
3.25%, due 08/02/2005	179	179
3.27%, due 08/04/2005	179	179
Calyon
3.25%, due 08/02/2005	251	251
Fortis Bank
3.25%, due 08/04/2005	259	259
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	250	250
National Australia Bank
3.25%, due 08/01/2005	714	714
Royal Bank of Canada
3.25%, due 08/03/2005	357	357
Royal Bank of Scotland
3.25%, due 08/04/2005	179	179
Wells Fargo
3.27%, due 08/01/2005	107	107
3.26%, due 08/03/2005	446	446
Euro Dollar Terms (3.2%)
Bank of Montreal
3.27%, due 08/09/2005	232	232
Bank of Nova Scotia
3.30%, due 08/10/2005	179	179
3.43%, due 08/30/2005	505	505
Barclays
3.42%, due 08/25/2005	318	318
3.42%, due 09/12/2005	179	179
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	357	357
First Tennessee National Corp.
3.22%, due 08/09/2005	96	96
Fortis Bank
3.46%, due 09/15/2005	357	357
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	89	89
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	202	202
Rabobank Nederland
3.25%, due 08/08/2005	357	357
Regions Bank
3.29%, due 08/10/2005	244	244

Royal Bank of Canada
3.42%, due 09/12/2005	$357	$357
Royal Bank of Scotland
3.24%, due 08/08/2005	357	357
3.25%, due 08/09/2005	268	268
Societe Generale
3.24%, due 08/09/2005	366	366
UBS AG
3.37%, due 08/22/2005	446	446
Wells Fargo
3.45%, due 09/16/2005	357	357
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	625	625
3.39%, due 12/28/2005	375	375
Repurchase Agreements (1.3%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $947 on 08/01/2005	947	947
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $98 on 08/01/2005	98	98
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $909 on 08/01/2005	908	908
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $232 on 08/01/2005	232	232

	Shares	Value
Investment Companies (1.0%)
Money Market Funds (1.0%)
American Beacon Funds
1-day yield of 3.24%	446,253	$446
BGI Institutional Money Market Fund
1-day yield of 3.31%	863,311	863
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	354,883	355
Total Security Lending Collateral (cost: $17,082)		17,082

Total Investment Securities (cost: $169,108)		$177,537

SUMMARY:
Investments, at value	107.5%	$177,537
Liabilities in excess of other assets	(7.5)%	(12,411)
Net assets	100.0%	$165,126

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $16,546.

(b)                                                         No dividends were paid during the preceding twelve months.

(c)                                                          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                                         Cash collateral for the Repurchase Agreements, valued at $2,229, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                                                          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $1,888 or 1.1% of the net assets of the Fund.

WI                                                       When Issued

TA IDEX Van Kampen Emerging Debt

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (72.1%)
Argentine Republic
5.83%, due 12/31/2033	$7,360	$3,162
8.28%, due 12/31/2033	1,254	1,212
8.28%, due 12/31/2033	108	104
1.33%, due 12/31/2038 (b)	—	—	(a)
1.33%, due 12/31/2038 (b)	150	54
0.00%, due 04/10/2049 (c)	2,310	901
Malaysia Government
8.75%, due 06/01/2009	3,820	4,359
7.50%, due 07/15/2011	2,450	2,792
Republic of Brazil
14.50%, due 10/15/2009	5,350	6,888
8.00%, due 04/15/2014	6,882	6,981
10.50%, due 07/14/2014	1,330	1,544
8.88%, due 10/14/2019	7,373	7,631
4.25%, due 04/15/2024 (c)	3,150	2,969
6.00%, due 04/15/2024 (c)	700	670
8.88%, due 04/15/2024	610	619
Republic of Bulgaria
8.25%, due 01/15/2015	2,450	3,040
Republic of Colombia
9.75%, due 04/09/2011	928	1,048
11.75%, due 02/25/2020	590	761
10.38%, due 01/28/2033	420	498
Republic of Ivory Coast
2.00%, due 03/29/2018	495	93
Republic of Nigeria
6.25%, due 11/15/2020	2,750	2,723
Republic of Panama
9.63%, due 02/08/2011	1,960	2,347
10.75%, due 05/15/2020	290	394
8.88%, due 09/30/2027	2,250	2,700
9.38%, due 04/01/2029	850	1,066
Republic of Peru
9.88%, due 02/06/2015	2,500	3,094
8.38%, due 05/03/2016	1,200	1,356
Republic of the Philippines
8.88%, due 03/17/2015	8,580	8,891
10.63%, due 03/16/2025	1,350	1,497
9.50%, due 02/02/2030	3,980	4,012
Republic of Turkey
11.50%, due 01/23/2012	2,200	2,797
11.00%, due 01/14/2013	2,380	3,005
7.38%, due 02/05/2025	500	488
11.88%, due 01/15/2030	1,000	1,421
Republic of Venezuela
10.75%, due 09/19/2013	2,850	3,309
8.50%, due 10/08/2014	1,600	1,660
9.38%, due 01/13/2034	2,050	2,139

Russian Federation
8.25%, due 03/31/2010	$4,070	$4,423
11.00%, due 07/24/2018	4,550	6,739
12.75%, due 06/24/2028	4,870	8,759
5.00%, due 03/31/2030 (d)	5,560	6,165
State of Qatar
9.75%, due 06/15/2030	720	1,086
United Mexican States
10.38%, due 02/17/2009	2,850	3,352
8.38%, due 01/14/2011	8,150	9,348
8.13%, due 12/30/2019	4,110	4,969
11.50%, due 05/15/2026	2,190	3,504
8.30%, due 08/15/2031	1,810	2,237
Total Foreign Government Obligations (cost: $135,563)		138,807

CORPORATE DEBT SECURITIES (22.0%)
Commercial Banks (1.3%)
Banco Abn Amro Real S.A.-144A
0.00%, due 07/21/2006	1,860	1,828
Banque Centrale de Tunisie
7.38%, due 04/25/2012	600	677
Holding & Other Investment Offices (0.3%)
Satelites Mexicanos
10.13%, due 11/01/2034 (e)	1,013	557
Mortgage Bankers & Brokers (2.5%)
Aries Vermoegensverwaltungs
9.60%, due 10/25/2014	3,750	4,814
Oil & Gas Extraction (9.8%)
Gaz Capital for Gazprom
8.63%, due 04/28/2034	3,230	3,974
Pemex Project Funding Master Trust
4.71%, due 06/15/2010 (c)	2,700	2,793
9.13%, due 10/13/2010	3,000	3,501
9.25%, due 09/15/2027	660	867
9.50%, due 09/15/2027	990	1,301
Pemex Project Funding Master Trust-144A
4.71%, due 06/15/2010 (c)	1,500	1,545
8.63%, due 12/01/2023	750	911
9.50%, due 09/15/2027	3,070	3,991
Paper & Paper Products (4.5%)
Empresa Nacional de Petroleo
6.75%, due 11/15/2012	2,650	2,897
Pindo Deli Finance Mauritius
3.00%, due 04/29/2018 (c)	1,500	765
0.00%, due 04/28/2027 (c)	1,500	270
Pindo Deli Finance Mauritius -144A
3.00%, due 04/29/2015 (c)	365	289
3.00%, due 04/29/2018 (c)	950	484
3.00%, due 04/29/2018 (c)	984	777
0.00%, due 04/29/2027 (c)	1,915	345
Tjiwi Kimia Finance Mauritius, Ltd.
4.19%, due 04/28/2018 (c)	1,054	896
4.19%, due 04/28/2018 (c)	1,000	640
0.00%, due 04/28/2027 (c)	1,500	360

Tjiwi Kimia Finance Mauritius, Ltd.-144A
4.19%, due 04/29/2015 (c)	$329	$280
4.19%, due 04/28/2018 (c)	846	542
0.00%, due 04/29/2027 (c)	1,045	251
Security & Commodity Brokers (3.6%)
Citigroup Global Markets Holdings, Inc.-144A
0.00%, due 04/13/2006	1,600	2,033
0.00%, due 05/25/2006	2,500	2,685
0.00%, due 09/28/2006	2,040	2,184
Total Corporate Debt Securities (cost: $41,190)		42,457

Total Investment Securities (cost: $176,753)		$181,264

SUMMARY:
Investments, at value	94.1%	$181,264
Other assets in excess of liabilities	5.9%	11,350
Net assets	100.0%	$192,614

FUTURES CONTRACTS:

	Contracts	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	(78)	08/26/2005	$(16,106)	$116
			$(16,106)	$116

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          Value is less than $1.

(b)                                                         Securities are stepbonds. Argentine Republic has a coupon rate of 1.33% until 03/31/2009, a coupon rate of 2.50% until 03/31/2019, a coupon rate of 3.75% until 03/31/2029, and thereafter the coupon rate will be 5.25%.

(c)                                                          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                                         Securities are stepbonds. Russian Federation has a coupon rate of 5.00% until 03/31/2007, thereafter the coupon rate will become 7.50%.

(e)                                                          Securities are currently in default on interest payments.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated  $18,145 or 9.4% of the net assets of the Fund.

TA IDEX Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At July 31, 2005

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value

COMMON STOCKS (94.1%)
Agriculture (0.9%)
VCA Antech, Inc. (a) (b)	43,070	$1,023
Amusement & Recreation Services (5.0%)
Gaylord Entertainment Co. (a)	55,515	2,661
Lakes Entertainment, Inc. (a) (b)	37,140	620
WMS Industries, Inc. (a) (b)	69,160	2,254
Apparel & Accessory Stores (2.2%)
Carter’s, Inc. (a)	26,545	1,615
Citi Trends, Inc. (a)	28,240	778
Apparel Products (0.9%)
Maidenform Brands, Inc. (a) (b)	52,300	954
Business Services (3.7%)
Akamai Technologies, Inc. (a) (b)	81,260	1,241
Focus Media Holding Ltd., ADR (a) (b)	38,600	744
Macquarie Infrastructure Co. Trust	49,880	1,417
Netease.com, ADR (a) (b)	12,525	737
Chemicals & Allied Products (1.0%)
Nuco2, Inc. (a)	41,610	1,086
Communication (1.2%)
Lodgenet Entertainment Corp. (a)	5,143	84
SBA Communications Corp. (a)	74,475	1,236
Communications Equipment (1.5%)
Spectrasite, Inc. (a)	20,470	1,672
Computer & Data Processing Services (8.6%)
Bankrate, Inc. (a) (b)	23,300	585
Blackboard, Inc. (a)	35,350	871
CNET Networks, Inc. (a)	72,360	926
Convera Corp. (a) (b)	24,600	213
Interactive Data Corp.	1,230	26
Intermix Media, Inc. (a)	24,320	283
NetFlix, Inc. (a) (b)	45,690	848
PlanetOut, Inc. (a)	29,555	290
Salesforce.com, Inc. (a) (b)	80,690	1,900
Shanda Interactive Entertainment, Ltd., ADR (a) (b)	29,555	967
Sina Corp. (a)	24,845	691
Take-Two Interactive Software, Inc. (a)	28,200	694
THQ, Inc. (a) (b)	34,840	1,219
Computer & Office Equipment (0.3%)
Micros Systems, Inc. (a)	3,220	138
TransAct Technologies, Inc. (a)	24,410	242
Educational Services (3.3%)
Ambassadors Group, Inc.	15,540	658
Strayer Education, Inc.	30,785	3,030
Electronic Components & Accessories (2.0%)
Tessera Technologies, Inc. (a) (b)	61,830	2,171
Engineering & Management Services (0.7%)
Washington Group International, Inc. (a)	14,340	774
Environmental Services (2.5%)
Stericycle, Inc. (a) (b)	47,529	2,762

Food & Kindred Products (2.2%)
Peet’s Coffee & Tea, Inc. (a) (b)	38,400	$1,314
TreeHouse Foods, Inc. (a)	36,890	1,128
Food Stores (0.9%)
Pantry, Inc. (The) (a)	24,000	1,023
Furniture & Home Furnishings Stores (1.5%)
Tuesday Morning Corp.	46,395	1,638
Hotels & Other Lodging Places (2.6%)
Great Wolf Resorts, Inc. (a)	64,811	881
Kerzner International, Ltd. (a)	32,880	1,965
Industrial Machinery & Equipment (1.2%)
Middleby Corp. (a)	18,525	1,294
Instruments & Related Products (0.8%)
Flir Systems, Inc. (a)	26,100	858
Lumber & Construction Materials (0.9%)
Beacon Roofing Supply, Inc. (a)	39,760	1,033
Management Services (1.6%)
Corporate Executive Board Co.	21,725	1,753
Manufacturing Industries (2.0%)
Shuffle Master, Inc. (a) (b)	37,020	993
Yankee Candle Co., Inc.	41,210	1,249
Medical Instruments & Supplies (2.5%)
American Medical Systems Holdings, Inc. (a)	36,260	843
Animas Corp. (a) (b)	39,430	825
Techne Corp. (a) (b)	22,380	1,098
Motion Pictures (0.6%)
Lions Gate Entertainment Corp. (a) (b)	68,260	700
Oil & Gas Extraction (5.1%)
Gasco Energy, Inc. (a)	125,320	495
Petrohawk Energy Corp. (a) (b)	47,450	523
Quicksilver Resources, Inc. (a)	47,415	2,009
Range Resources Corp.	86,120	2,630
Paper & Paper Products (1.0%)
Neenah Paper, Inc.	32,115	1,058
Personal Services (0.7%)
Coinstar, Inc. (a)	36,410	749
Pharmaceuticals (5.1%)
Adams Respiratory Therapeutics, Inc. (a) (b)	21,312	629
Dade Behring Holdings, Inc.	39,315	2,980
Flamel Technologies, ADR (a) (b)	25,605	508
Idexx Laboratories, Inc. (a)	16,465	1,045
Noven Pharmaceuticals, Inc. (a)	29,970	507
Radio, Television & Computer Stores (0.8%)
Guitar Center, Inc. (a)	13,135	848
Real Estate (3.2%)
Desarrolladora Homex SA de CV, ADR (a) (b)	69,210	2,136
Housevalues, Inc. (a) (b)	32,660	578
Jones Lang Lasalle, Inc. (a)	17,320	853
Research & Testing Services (3.2%)
Advisory Board Co. (The) (a)	51,230	2,673
Gen-Probe, Inc. (a)	20,365	898
Restaurants (4.2%)
AFC Enterprises	74,770	1,024
BJ’s Restaurants, Inc. (a)	67,195	1,630
PF Chang’s China Bistro, Inc. (a) (b)	34,405	1,961
Retail Trade (5.0%)
Blue Nile, Inc. (a) (b)	54,125	1,800
Build-A-Bear Workshop, Inc. (a) (b)	46,010	1,104
CKX, Inc. (a)	73,960	1,028

Overstock.com, Inc. (a) (b)	25,135	$1,088
Priceline.com, Inc. (a) (b)	22,130	550
Security & Commodity Brokers (3.8%)
Calamos Asset Management, Inc.-Class A	42,550	1,227
Greenhill & Co., Inc. (b)	54,778	2,101
Morningstar, Inc. (a)	34,586	939
Shoe Stores (0.7%)
Eddie Bauer Holdings, Inc. (a)	26,930	741
Social Services (2.0%)
Bright Horizons Family Solutions, Inc. (a)	47,690	2,183
Stone, Clay & Glass Products (0.8%)
Eagle Materials, Inc.	9,122	909
Tobacco Products (0.7%)
Loews Corp. - Carolina Group	19,872	774
Trucking & Warehousing (2.5%)
Landstar System, Inc. (a)	84,150	2,804
Wholesale Trade Durable Goods (1.8%)
SCP Pool Corp.	55,860	2,036
Wholesale Trade Nondurable Goods (2.9%)
Provide Commerce, Inc. (a) (b)	22,700	537
Rocky Mountain Chocolate Factory, Inc.	18,340	442
Tractor Supply Co. (a)	40,551	2,280
Total Common Stocks (cost: $95,636)		104,282

	Principal	Value
SECURITY LENDING COLLATERAL (27.2%)
Debt (24.5%)
Bank Notes (1.5%)
Bank of America
3.27%, due 10/18/2005 (c)	$629	$629
3.31%, due 06/07/2006 (c)	786	786
Credit Suisse First Boston Corp.
3.32%, due 09/09/2005 (c)	157	157
3.40%, due 03/10/2006 (c)	157	157
Certificates Of Deposit (1.0%)
Canadian Imperial Bank of Commerce
3.36%, due 11/04/2005 (c)	629	629
Harris Trust & Savings Bank
3.30%, due 11/04/2005 (c)	501	501
Commercial Paper (3.0%)
Compass Securitization - 144A
3.48%, due 08/31/2005	656	656
Falcon Asset Securitization Corp. - 144A
3.43%, due 08/26/2005	472	472
Greyhawk Funding LLC - 144A
3.31%, due 08/09/2005	472	472
Lexington Parker Capital Co. - 144A
3.48%, due 09/06/2005	420	420
Park Avenue Receivables Corp. - 144A
3.30%, due 08/03/2005	315	315
3.43%, due 08/26/2005	341	341
Ranger Funding - 144A
3.38%, due 08/22/2005	530	530
Sheffield Receivables Corp. - 144A
3.42%, due 08/23/2005	122	122
Euro Dollar Overnight (5.5%)
ABN Amro Bank NV
3.25%, due 08/05/2005	315	315

BNP Paribas
3.26%, due 08/01/2005	$629	$629
3.25%, due 08/02/2005	315	315
3.27%, due 08/04/2005	315	315
Calyon
3.25%, due 08/02/2005	443	443
Fortis Bank
3.25%, due 08/04/2005	457	457
HSBC Banking/Holdings PLC
3.25%, due 08/05/2005	440	440
National Australia Bank
3.25%, due 08/01/2005	1,258	1,258
Royal Bank of Canada
3.25%, due 08/03/2005	629	629
Royal Bank of Scotland
3.25%, due 08/04/2005	315	315
Wells Fargo
3.27%, due 08/01/2005	189	189
3.26%, due 08/03/2005	786	786
Euro Dollar Terms (8.4%)
Bank of Montreal
3.27%, due 08/09/2005	409	409
Bank of Nova Scotia
3.30%, due 08/10/2005	315	315
3.43%, due 08/30/2005	890	890
Barclays
3.42%, due 08/25/2005	561	561
3.42%, due 09/12/2005	315	315
Credit Suisse First Boston Corp.
3.38%, due 08/22/2005	629	629
First Tennessee National Corp.
3.22%, due 08/09/2005	170	170
Fortis Bank
3.46%, due 09/15/2005	629	629
HBOS Halifax Bank of Scotland
3.15%, due 08/08/2005	157	157
Nordea Bank Finland PLC (NY Branch)
3.17%, due 08/09/2005	355	355
Rabobank Nederland
3.25%, due 08/08/2005	629	629
Regions Bank
3.29%, due 08/10/2005	430	430
Royal Bank of Canada
3.42%, due 09/12/2005	629	629
Royal Bank of Scotland
3.24%, due 08/08/2005	629	629
3.25%, due 08/09/2005	472	472
Societe Generale
3.24%, due 08/09/2005	646	646
UBS AG
3.37%, due 08/22/2005	786	786
Wells Fargo
3.45%, due 09/16/2005	629	629
Promissory Notes (1.6%)
Goldman Sachs Group, Inc. (The)
3.39%, due 10/27/2005	1,101	1,101
3.39%, due 12/28/2005	661	661

Repurchase Agreements (3.5%) (d)
Goldman Sachs Group, Inc. (The) 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,669 on 08/01/2005	$1,669	$1,669
Lehman Brothers, Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $172 on 08/01/2005	172	172
Merrill Lynch & Co., Inc. 3.35%, Repurchase Agreement dated 07/29/2005 to be repurchased at $1,601 on 08/01/2005	1,601	1,601
Morgan Stanley Dean Witter & Co. 3.42%, Repurchase Agreement dated 07/29/2005 to be repurchased at $409 on 08/01/2005	409	409

	Shares	Value
Investment Companies (2.7%)
Money Market Funds (2.7%)
American Beacon Funds
1-day yield of 3.24%	786,437	$786
BGI Institutional Money Market Fund
1-day yield of 3.31%	1,521,423	1,521
Merrimac Cash Fund, Premium Class
1-day yield of 3.13% (e)	625,414	625
Total Security Lending Collateral (cost: $30,103)		30,103

Total Investment Securities (cost: $125,739)		$134,385

SUMMARY:
Investments, at value	121.3%	$134,385
Liabilities in excess of other assets	(21.3)%	(23,609)
Net assets	100.0%	$110,776

NOTES TO SCHEDULE OF INVESTMENTS:

(a)                                                          No dividends were paid during the preceding twelve months.

(b)                                                         At July 31, 2005, all or a portion of this security is on loan.  The value at July 31, 2005, of all securities on loan is $28,920.

(c)                                                          Floating or variable rate note. Rate is listed as of July 31, 2005.

(d)                                                         Cash collateral for the Repurchase Agreements, valued at $3,928, that serve as collateral for securities lending are invested in corporate bonds with interest rates and maturity dates ranging from 0.00% - 9.75% and 12/01/2005 - 11/15/2037, respectively.

(e)                                                          Regulated investment company advised by Investors Bank and Trust Co. (“IBT”). IBT is also the accounting, custody and lending agent for the Fund.

DEFINITIONS:

144A                                            144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2005, these securities aggregated $3,328 or 3.0% of the net assets of the Fund.

ADR                                             American Depositary Receipt

Item 2. Controls and Procedures.

(a)   Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as of July 31, 2005, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica IDEX Mutual Funds
(Registrant)

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Brian C. Scott
Brian C. Scott
Chief Executive Officer
Date:	September 28, 2005

By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer
Date:	September 28, 2005